UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[GRAPHIC OMITTED]
BACKGROUND PHOTO: CITY NATIONAL BANK



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                               CNI Charter Funds
                               2005 Annual Report

                               September 30, 2005


--------------------------------------------------------------------------------

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[GRAPHIC OMITTED]
PHOTO: CITY NATIONAL BANK

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principle amount invested.

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


TABLE OF CONTENTS

              CNI Charter Funds Annual Report


        02   Letter to Our Shareholders

        04   Equity Funds Investment Adviser's Report

        06   Equity Funds Overview

        10   Fixed Income Funds Investment Adviser's Report

        12   Fixed Income Funds Overview

        16   Money Market Funds Investment Adviser's Report

        17   Statements of Net Assets

        57   Statements of Operations

        60   Statements of Changes in Net Assets

        64   Financial Highlights

        67   Notes to Financial Statements

        74   Report of Independent Registered Public Accounting Firm

        75   Board Members and Officers

        78   Notice to Shareholders

        79   Disclosure of Fund Expenses

        81   Approval of Investment Advisory Agreements



                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
SEPTEMBER 30, 2005

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This annual report covers the CNI Charter Funds for the fiscal year ended
September 30, 2005. On the following pages, you will find the specific details of each fund's portfolio and investment performance.

Our unique philosophy and disciplined approach to capital market investment continued to show well over the last twelve months in the face of a presidential election, a maturing economic recovery, significant commodity price inflation, continued global terrorist activity and several major natural disasters. Despite all of these financial and economic "hurdles", both the equity and fixed income markets fared well during this period, with domestic stocks gaining 12.3% (as measured by the S&P 500 Index), international equities rising 25.8% on average (as measured by the MSCI EAFE Index), and domestic bonds adding 2.8% (as measured by the Lehman Brothers U.S. Aggregate Bond Index). Over the past twelve months, as was the case in the prior twelve months, one of the driving forces behind the markets was the significant rise in the price of oil, as well as many other commodities. In fact, without the contribution of the energy stock sector (which rose by over 45% over the preceding twelve months), broader market returns would have been much closer to 0% as opposed to 12%. However, by adhering strictly to our fundamental investment strategies we were able to produce highly competitive results in all asset categories, despite this significantly skewed distribution of returns.

City National Asset Management, Inc.'s underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. CNI Charter Funds follow a disciplined investment process. Our broad based research process takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. The final step is to construct and continuously monitor precise portfolios that meet the objectives of the specific Funds, without being swayed by short-term trends and fads. This approach continued to serve shareholders well during the period of economic growth encountered in the period ended September 30, 2005.

TWELVE-MONTH MARKET WATCH:
OCTOBER 2004 - SEPTEMBER 2005

Domestic economic growth continued to be strong, both on an absolute and relative basis over this twelve month period. In fact, relative to our major economic competitors, U.S. real economic growth remained ahead of the global pack. Additionally, longer-term interest rates in the U.S., although low by historical comparison, continued to appear relatively attractive in the global fixed income marketplace, especially when viewed on an inflation- and risk-adjusted basis. This global attractiveness continued to support both domestic equity and bond prices over the past year. Perhaps the only fly in the ointment is the deceleration in growth rate that has become more apparent as the year progressed. It is widely forecast that real economic growth in 2006 and 2007 will be below that of 2005, making for a tougher investment environment overall. This situation, combined with eleven successive Federal Funds rate hikes over the past two years, is likely to produce a financial environment where both asset allocation and individual issue selection become more difficult. Returns to financial assets in period of decelerating (but not necessarily negative) economic growth with increasing inflation and interest rates are generally sub-par, historically speaking.
--------------------------------------------------------------------------------
Twelve-Month                                October 2004 -
Index Watch:                                September 2005

EQUITIES:
---------
S&P 500 Index: ...................................  + 12.3%
Dow Jones Industrials: ...........................   + 7.2%
NASDAQ: ..........................................  + 14.2%
MSCI EAFE Index: .................................  + 25.8%

BONDS:
------
Lehman Brothers U.S. Gov't/Credit Index: .........  +  2.6%
Lehman Brothers U.S. Aggregate
   Bond Index: ...................................  +  2.8%
Lehman Brothers CA Tax-Exempt
   Bond Index: ...................................  +  5.0%
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                           CNI CHARTER FUNDS | PAGE 2

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CNI CHARTER FUNDS
PERFORMANCE AND HIGHLIGHTS

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continued to provide returns that are competitive in their respective investment arenas.

All four of our equity-oriented funds showed solid gains over the past twelve months, in keeping with the broader market trends. The Technology Growth Fund rose 16.8% to lead our equity fund pack. Close behind was the 14.4% return of the Large Cap Value Equity Fund. The Large Cap Growth Equity Fund rose 10.6% and the RCB Small Cap Value Equity Fund rose 9.9% during this period. Returns shown are for the Institutional Class Shares.

All four CNI Charter Bond Funds kept pace with their respective markets and evidenced positive, albeit single digit gains for the year. Once again, the High Yield Bond Fund led the way with a 4.9% total return. The California Tax-Exempt Bond Fund rose 1.7%, while the Government Bond Fund gained 1.4% and the Corporate Bond Fund returned 1.3%. Returns shown are for the Institutional Class Shares.

Lastly, all three of the CNI Charter Money Market Funds produced steady, consistent, and competitive returns. These returns were in line with their respective investment mandates.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or (888) 889-0799.


Thank you for choosing CNI Charter Funds.

   Sincerely,

   /s/ Richard A. Weiss

   Richard A. Weiss
   PRESIDENT AND CHIEF INVESTMENT OFFICER
   CITY NATIONAL ASSET MANAGEMENT, INC.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


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              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
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              CNI Charter Funds Welcomes the AHA Investment Funds
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On October 3, 2005, CNI Charter Funds expanded their offering by merging the AHA
Investment Funds into the CNI Charter Funds family.

Endorsed by the American Hospital Association, the five AHA Investment Funds encourage healthy behavior by having guidelines that prohibit investment in any tobacco-related securities.

The five AHA Funds joining the CNI Charter Fund family are:

  o  AHA Limited Maturity Fixed Income Fund      o  AHA Diversified Equity Fund
  o  AHA Full Maturity Fixed Income Fund         o  AHA Socially Responsible Equity Fund
  o  AHA Balanced Fund

These new Funds join the existing family of eleven CNI Charter Funds to provide an unwavering commitment to client satisfaction and quality investments that help successful individuals, families and businesses achieve their financial goals.

For more information about the CNI Charter Funds (including the AHA Investment Funds) visit CNICHARTERFUNDS.COM.
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                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report
SEPTEMBER 30, 2005

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EQUITY FUNDS


In the past fiscal year ending September 30, 2005, the U.S. equity market, as measured by the S&P 500 Index, returned 12.3%. This is a solid return for the equity market, in a period where most were expecting below average equity returns. The majority of the return was produced in the fourth quarter of 2004 with the presidential election results and declining oil prices providing the catalyst. Still, 2005 continued the upward price momentum with two out of the three quarters producing positive returns.

During the year, investors struggled with the possibility of a slowing economy; flattening corporate profit growth; rising inflation; rising interest rates; higher oil prices; and global terrorism remaining a threat to the markets given the London bombings. Additionally, investors were grappling with the likelihood of an inverted yield curve and the impact of future economic growth that such a condition presents. At the end of this period, investors were still trying to gauge what impact hurricanes Katrina and Rita will have on the economy let alone the federal budget.

With all these elements weighing on the market, each of the four equity funds in the CNI Charter family produced positive returns. Following is a brief highlight of each fund's performance:

For the fiscal year ending September 30, 2005, the LARGE CAP VALUE EQUITY FUND returned 14.4% (Institutional Class). The S&P 500/BARRA Value Index returned 13.8% and the Lipper Large Cap Value Funds Classification returned 13.4%. As no active sector positions were taken during the year, the Fund's performance was dictated by the stock selection within each sector. The Fund's health care holdings added value, as healthcare providers WellPoint and Aetna (rising 73.8% and 72.5%, respectively) gained due to increased membership enrollment and higher premiums. The energy sector was the best performing sector in the Fund. Burlington Resources, up 99.4%, benefited from higher prices for oil and natural gas as well as increased global demand. The utility sector also produced strong results with companies like TXU Corp. gaining 77.1% on improved balance sheets and above average revenue growth. Stocks that detracted from the Fund's performance included Alcoa, down 25.8%, on lower alumina prices and an expected reduction in global demand. Tektronix, a computer test equipment company, lost 33.4% as they continued to disappoint investors with lower than expected earnings.

The LARGE CAP GROWTH EQUITY FUND returned 10.6% (Institutional Class) for the 12 months ending September 30, 2005. The S&P 500/BARRA Growth Index returned 10.7% and the Lipper Large Cap Growth Funds Classification returned 12.6%. The Fund benefited from the health care holdings as pharmacy benefit manager, Express Scripts, gained 88.9% on solid earnings growth. Amgen, the largest biotechnology company, gained 35.4% on strong earnings and a promising drug pipeline. The technology sector also produced strong performers as Nvidia, the top producer of graphic chips, gained 134% on increased sales and higher profit margins. In addition, Broadcom, which makes chips for networks and consumer electronics, gained 71.9%, as sales topped analyst estimates. Some well know names in the consumer sectors detracted from the Fund's performance. Wal-Mart stores lost 16.7% as sales were hurt due to the effect of higher energy costs on consumers. Harley-Davidson fell 17.6% as demand for its well known motorcycles declined. Additionally, eBay lost 10.4% as earnings failed to meet analysts' estimates, causing investors to be fearful of slowing growth.

The RCB SMALL CAP VALUE FUND returned 9.9% (Institutional Class) for the 12 months ending September 30, 2005 as compared with the Russell 2000 Value Index at 17.8%, the Russell 2000 Index at 18.0%, the Russell 2500 Value Index at 21.3%, the Lipper Small Cap Core Funds Classification at 18.9% and the Lipper Small Cap Value Funds Classification at 18.5%.

                           CNI CHARTER FUNDS | PAGE 4

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Positive returns came from a number of recently announced takeovers such as SBS
Broadcasting (+61.5%), the year's best performer; NDCHealth (+18.1%); and Certegy (+8.1%), which joined Price Legacy and Grey Global Group with the Fund's crop of fiscal year takeovers. In all, 20% of the Fund's portfolio at the beginning of the year was taken over at significant premiums to the Fund's cost basis. However, much of this positive news was offset by three negatives: (1) the Fund's lack of exposure to the energy sector, which contributed significantly to the performance of the benchmarks; (2) a significant portfolio holding, Whitehall Jewellers (-79.0%), a retailer of fashion and bridal jewelry which suffered from a combination of external market factors and poor management by the Board; and (3) a somewhat higher cash position than desirable due to difficulties in identifying good companies which were not overvalued.

The TECHNOLOGY GROWTH EQUITY FUND returned 16.8% (Institutional Class) for the 12 months ending September 30, 2005. The Russell 3000 Technology Index returned 15.4% and the Lipper Science & Technology Funds Objective returned 17.4%. The semiconductor industry was the best performing over the past 12 months. Texas Instruments, one of the leading providers of chips for wireless phones, gained 59.9%, on solid revenue and earnings growth. MEMC Electronic Materials, another semiconductor company, produced a 168.8% return on consistent earnings, ownership restructuring, and the inclusion into a major equity index. Outside the semiconductor sector, Cerner Corp, provider of health care information systems, gained 100.9% on excellent new business bookings. Those companies that detracted from performance included Novatel Wireless, which lost 56.9% on reduced earnings per share numbers. Additionally, Sanmina-SCI, a top manufacturer of electronic components, fell 32.9% due to revenue and earning numbers below analyst expectations.

Looking forward, the market faces many challenges: higher interest rates; high oil prices; slowing growth; budget and trade deficits; natural disasters; and global terrorism. These may seem like too much to overcome, but in reality, these conditions have exhibited themselves in the past. The equity market will always have risks, otherwise there would be no risk-premium attached to stocks. Most economists, when queried, still do not see the U.S. economy hitting a recession in 2006, but in fact, forecast solid real GDP growth. In this environment, the CNI Charter Equity Funds will continue to focus on those companies that we expect will be able to weather any proverbial storm. We will continue to apply our disciplined investment approach across the various equity markets we manage with the objective of providing superior investment results.


Sincerely,

/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.



                           CNI CHARTER FUNDS | PAGE 5
fund overview
SEPTEMBER 30, 2005

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LARGE CAP VALUE EQUITY FUND


The Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the market place by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued and whose market valuations compare favorably relative to similar companies.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Large Cap Value Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/BARRA Value Index, and the Lipper Large Cap Value Funds Classification(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

       CNI Large Cap Value Fund,       CNI Large Cap Value Fund,        S&P 500/            Lipper Large Cap
        Institutional Class Shares           Class A Shares       BARRA Value Index(**)    Value Funds Index
1/31/00       $10,000                           $10,000                 $10,000              $10,000
9/30/00        10,530                            10,525                  10,781               10,853
9/30/01         8,807                             8,769                   8,960                9,963
9/30/02         7,145                             7,106                   6,966                7,988
9/30/03         8,861                             8,793                   8,816                9,793
9/30/04        10,581                            10,465                  10,621               11,401
9/30/05        12,103                            11,945                  12,088               12,924

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(**) Standard and Poor's has changed the name and the construction methodology of their style indices. The S&P 500/Barra Value Index becomes the S&P 500/Citigroup Value Index in mid-December 2005. The Large Cap Value Fund will use the new index as a comparative investment benchmark going forward.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    CNLIX      14.39%     19.21%     2.82%       2.64%
--------------------------------------------------------------------------------
Class A (2)                 CVEAX      14.14%     18.90%     2.56%       2.41%+
--------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.
(2) Commenced operations on April 13, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings*
                       % OF PORTFOLIO

Bank of America                   3.1
Pfizer                            2.6
ConocoPhillips                    2.5
Citigroup                         2.4
Chevron                           2.4
Wells Fargo                       2.0
Hewlett-Packard                   2.0
Verizon Communications            1.9
Goldman Sachs Group               1.7
Wachovia                          1.6
* Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 6
fund overview
SEPTEMBER 30, 2005

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LARGE CAP GROWTH EQUITY FUND


The Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth and that possess superior management, strong market position, consistent records of increased earnings and a strong operating and financial position.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Large Cap Growth Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/BARRA Growth Index, and the Lipper Large Cap Growth Funds
Classification(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

          CNI Large Cap Growth Fund,   CNI Large Cap Growth Fund,    S&P 500/BARRA     Lipper Large Cap
         Institutional Class Shares         Class A Shares          Growth Index(**)     Growth Funds
1/31/00        $10,000                        $10,000                   $10,000           $10,000
9/30/00          9,873                          9,852                    10,025            10,710
9/30/01          6,702                          6,670                     6,446             6,272
9/30/02          5,533                          5,490                     5,198             4,962
9/30/03          6,723                          6,660                     6,364             6,003
9/30/04          7,139                          7,051                     6,843             6,440
9/30/05          7,893                          7,775                     7,572             7,249

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(**) Standard and Poor's has changed the name and the construction methodology of their style indices. The S&P 500/Barra Growth Index becomes the S&P 500/Citigroup Growth Index in mid-December 2005. The Large Cap Growth Fund will use the new index as a comparative investment benchmark going forward.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^      CNGIX     10.55%    12.57%    (4.38)%    (4.94)%
--------------------------------------------------------------------------------
Class A (2)                   CLEAX     10.28%    12.30%    (4.63)%    (5.18)%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on March 28, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings*
                       % OF PORTFOLIO

Exxon Mobil                       5.2
Wal-Mart Stores                   3.4
Procter & Gamble                  3.1
General Electric                  3.0
Johnson & Johnson                 2.7
Microsoft                         2.6
Amgen                             2.4
Intel                             2.3
Dell                              2.3
UnitedHealth Group                1.8
* Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 7
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND


The Fund seeks to provide capital appreciation by investing primarily in smaller U.S. corporations which are considered undervalued.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the RCB Small Cap Value Fund, Institutional Class, Class A or Class R Shares, versus the Russell 2000 Index, the Russell 2000 Value Index, the Lipper Small Cap Value Funds Classification(*)(1), and the Lipper Small Cap Core Funds Classification(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

        CNI RCB Small
       Cap Value Fund,    CNI RCB Small     CNI RCB Small
        Institutional    Cap Value Fund,    Cap Value Fund,   Russell 2000   Russell 2000   Lipper Small Cap    Lipper Small Cap
        Class Shares     Class A Shares     Class R Shares       Index        Value Index      Value Index         Core Index
9/30/98    $10,000           $10,000           $ 9,650          $10,000         $10,000          $10,000             $10,000
9/30/99     15,120            15,120            14,591           11,907          10,583           11,142              12,099
9/30/00     16,859            16,859            16,269           14,692          12,209           13,027              15,923
9/30/01     18,395            18,395            17,751           11,576          12,893           13,654              14,027
9/30/02     16,353            16,331            15,740           10,499          12,705           13,654              13,139
9/30/03     23,802            23,714            22,856           14,332          16,728           17,750              17,284
9/30/04     29,745            29,557            28,485           17,022          21,020           22,051              20,778
9/30/05     32,681            32,380            31,208           20,077          24,751           26,139              24,696

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    RCBIX       9.87%     25.96%     14.15%+    18.43%+
--------------------------------------------------------------------------------
Class A (1)                 RCBAX       9.55%     25.63%     13.95%+    18.28%+
--------------------------------------------------------------------------------
Class R (2)                 RCBSX       9.56%     25.63%     13.91%     18.25%
--------------------------------------------------------------------------------
Class R with load           RCBSX       5.74%     24.16%     13.10%     17.66%
--------------------------------------------------------------------------------

(1)  Commenced operations on October 3, 2001.
(2)  Commenced operations on September 30, 1998.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + The performance of the Institutional Class and Class A Shares for the period prior to October 3, 2001 reflect the performance of the Class R Shares of a predecessor mutual fund. The performance of the Class R Shares has not been adjusted to reflect the Rule 12b-1 Fees and expenses applicable to Institutional and Class A Shares. Fees for the Institutional Class Shares are lower than the fees for the Class R Shares; correspondingly, performance would have been higher than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings*
                           % OF PORTFOLIO

Fairfax Financial Holdings            4.4
SBS Broadcasting                      4.3
Hilb Rogal & Hobbs                    3.9
Alleghany                             3.7
Emmis Communications                  3.5
Conseco                               3.5
Intrawest                             3.4
Certegy                               3.3
Sea Containers, Cl A                  3.2
Triarc, Cl B                          3.1
* Excludes Repurchase Agreement

                           CNI CHARTER FUNDS | PAGE 8
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND


The Fund seeks to provide long-term capital appreciation by investing in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth and that are engaged in the production, distribution and development of products or services based on technology and should benefit significantly from advances or improvements in technology.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Technology Growth Fund, Institutional Class or Class A Shares, versus the Russell 3000 Technology Index, and the Lipper Science & Technology Funds Objective(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            CNI Technology
             Growth Fund,     CNI Technology      Russell        Lipper Science
            Institutional      Growth Fund,        3000         Technology Funds
             Class Shares     Class A Shares   Technology Index    Objective
10/31/00       $10,000            $10,000          $10,000          $10,000
9/30/01          3,530              3,525            3,675            3,523
9/30/02          2,253              2,241            2,494            2,329
9/30/03          3,490              3,466            4,026            3,842
9/30/04          3,450              3,406            4,024            3,898
9/30/05          4,028              3,964            4,644            4,576

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                           Ticker        1-Year         3-Year        Inception
Shares                     Symbol        Return         Return         to Date
--------------------------------------------------------------------------------

Institutional Class (1)^   CTEIX          16.76%        21.36%        (16.59)%
--------------------------------------------------------------------------------
Class A (2)                CTGAX          16.37%        20.94%        (17.39)%

(1)  Commenced operations on October 3, 2000.
(2)  Commenced operations on October 23, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

--------------------------------------------------------------------------------

Top Ten Holdings*
                       % OF PORTFOLIO

Microsoft                         7.7
Hewlett-Packard                   5.2
Intel                             4.6
IBM                               4.2
Dell                              4.2
Qualcomm                          3.8
Texas Instruments                 3.7
Cisco Systems                     3.2
Oracle                            2.7
EMC-Mass                          2.2
* Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 9
investment adviser's report
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The bond market was extremely eventful over the past fiscal year. The yield curve continued to confound market participants as it flattened dramatically. Indeed, the yield spread between 2-year and 10-year Treasuries compressed from 151 basis points on September 30, 2004 to a mere 16 basis points on September 30, 2005. The Federal Reserve ("Fed") followed through on their word that they would remove some of the stimulus in the system by raising short-term interest rates at a "measured pace". Over the past fiscal year, the Fed has raised the Federal Funds rate eight straight times from 1.75% to 3.75%. With two scheduled meetings left in 2005, it's likely that the Fed will boost rates another quarter-point at each and position the Fed Funds Rate at 4.25% heading into 2006. The Fed's statement after its most recent meeting indicates that the central bank remains focused on preventing inflation from accelerating. Moreover, Fed Chairman Alan Greenspan, whose 18-year tenure ends on January 31, 2006, does not want to taint his legacy of price stability by allowing a rekindling of inflation. Though laudable, that finale may be difficult, even for him.

During the fiscal year, City National Asset Management, Inc. continued to remain defensively postured portfolio for our investment grade funds. To that end, the funds were quite active during the last 12 months. Indeed, average maturities were shortened versus our comparative benchmarks, average coupons were optimized and credit quality remained of paramount importance. Although our general strategy was defensive, a modified barbell stance was utilized with modest concentrations in two- and ten-year maturities. This strategy was and continues to be beneficial given the flattening yield curve environment.

The CORPORATE BOND FUND (INSTITUTIONAL CLASS) produced a total return of 1.3% for the last 12 months. For the same period, the Lehman Intermediate Corporate Index returned 1.8%. The corporate bond universe is heavily weighted in lower quality (Baa) rated securities that did well during this most recent period in tandem with the continued economic recovery. Our Fund continued to retain a higher quality profile than the index and thus did not capture all of the performance garnered by the lower quality bonds. Our performance compares favorably with its peer group where the Lipper Short/Intermediate Investment Grade Debt Objective was up 1.2%.

The GOVERNMENT BOND FUND (INSTITUTIONAL CLASS) produced a total return of 1.4% for the last 12 months. For the same period, the Lehman Intermediate U.S. Government Bond Index returned 1.3%. Our defensive portfolio structure drove relative performance this past year, and we continue to believe that the Fund is positioned prudently with higher rates potentially on the horizon. The Fund's performance relative to the peer group is very competitive as measured by the Lipper Short/Intermediate U.S. Government Objective return of 0.9%.

The CALIFORNIA TAX EXEMPT BOND FUND (INSTITUTIONAL CLASS) produced a total return of 1.7% for the last 12 months. For the same period, the Lehman CA Intermediate/ Short Municipal Index returned 1.9%. We continue to believe that our modestly defensive strategic posture will prove beneficial in the near future as interest rate volatility becomes more prevalent. The Fund's ranking relative to its peer group continues to be high (#5 ranking out of 17 funds as of September 30, 2005), but the absolute performance of the peer group was materially skewed upward by one volatile, concentrated fund. Indeed, the Lipper CA Short/ Intermediate Municipal Debt Objective returned 2.7%.

The HIGH YIELD BOND FUND (INSTITUTIONAL CLASS) produced a

                           CNI CHARTER FUNDS | PAGE 10

SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

total return of 4.9% for the last 12 months. For the same period, the Citigroup Bond High Yield Market Index was up 5.7% and the Lipper High Current Yield Bond Funds Index was up 6.9%. Absolute performance continues to be strong for this sector of the bond market as lower quality bonds did quite well during this period. The Fund's relative performance vis-a-vis its peer group was competitive, where the Lipper High Current Yield Bond Funds Objective returned 6.1%.

STRATEGIC OUTLOOK FOR BOND FUNDS

With inflation concerns growing and the economic expansion likely to be prolonged by storm recovery spending, this is not the time to extend on the maturity curve or to dip down to lower quality bonds. The last quarter of 2005 and first quarter of 2006 will be crucial in assessing how the economy weathers the damage along the Gulf and in measuring the inflationary impact of the recovery spending. Rising inflation is the biggest concern bond investors face in the coming quarters and one the Fed will most likely continue to address. These key factors remain central to our strategy - and we monitor them as well as other indicators in order to continue to add value to our actively managed bond funds.


Sincerely,

/s/ Rodney J. Olea


Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.



                           CNI CHARTER FUNDS | PAGE 11
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CORPORATE BOND FUND


The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing in a diversified portfolio of investment grade fixed income securities, primarily corporate bonds issued by domestic and international companies denominated in U.S. dollars.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Corporate Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate Corporate Index, and Lipper Short/Intermediate Investment Grade Debt Objective(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                                                                  Lipper Short/
              CNI Corporate                                        Intermediate
               Bond Fund,       CNI Corporate        Lehman          Investment
              Institutional       Bond Fund,       Intermediate      Grade Debt
               Class Shares     Class A Shares   Corporate Index     Objective
1/31/00          $10,000            $10,000          $10,000          $10,000
9/30/00           10,595             10,610           10,645           10,599
9/30/01           11,882             11,892           11,993           11,765
9/30/02           12,602             12,568           12,853           12,417
9/30/03           13,451             13,381           14,130           13,004
9/30/04           13,740             13,648           14,687           13,265
9/30/05           13,913             13,772           14,947           13,415

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    CNCIX       1.26%      3.35%      5.60%     5.92%
--------------------------------------------------------------------------------
Class A (2)                 CCBAX       0.91%      3.09%      5.35%     5.73%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings
                       % OF PORTFOLIO

General Electric Capital,
  Ser A, MTN
  6.000%, 06/15/12                    3.1

Union Planters Bank
  5.125%, 06/15/07                    2.4

Lehman Brothers Holdings
  8.250%, 06/15/07                    2.2

National Rural Utilities,
  Ser C, MTN
  7.250%, 03/01/12                    2.2

AXA Financial
  7.750%, 08/01/10                    2.2

Citigroup
  7.250%, 10/01/10                    2.1

WPS Resources
  7.000%, 11/01/09                    2.1

U.S. Treasury Inflation Index Note
  2.000%, 01/15/14                    2.1

Crestar Finance
  6.500%, 01/15/08                    2.1

Kohl's
  6.300%, 03/01/11                    2.1

                           CNI CHARTER FUNDS | PAGE 12
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND


The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing primarily in U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Government Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate U.S. Government Bond Index, and the Lipper Short/Intermediate U.S. Government Objective(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              CNI Government                       Lehman        Lipper Short/
                Bond Fund,      CNI Government   Intermediate    Intermediate
              Institutional       Bond Fund,    U.S. Government  U.S. Government
               Class Shares     Class A Shares     Bond Index      Objective
1/31/00          $10,000            $10,000         $10,000         $10,000
9/30/00           10,594             10,566          10,661          10,566
9/30/01           11,831             11,755          12,034          11,745
9/30/02           12,721             12,633          13,048          12,524
9/30/03           13,062             12,975          13,505          12,844
9/30/04           13,168             13,046          13,760          13,011
9/30/05           13,355             13,198          13,940          13,130

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    CNBIX       1.42%      1.63%      4.74%      5.14%
--------------------------------------------------------------------------------
Class A (2)                 CGBAX       1.16%      1.47%      4.55%      4.92%+

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings
                       % OF PORTFOLIO

FNMA
  7.125%, 06/15/10               13.7

U.S. Treasury Note
  3.875%, 01/15/09                9.2

U.S. Treasury Note
  4.250%, 11/15/13                8.9

FNMA
  5.010%, 11/10/10                8.8

FNMA
  4.250%, 05/15/09                7.0

FHLB
  2.250%, 12/15/05                6.9

U.S. Treasury Note
  5.750%, 11/15/05                6.2

FNMA
  3.875%, 05/15/07                5.3

FNMA
  4.620%, 03/01/34                5.2

GNMA REMIC,
  Ser 2004-80, Cl GC
  5.000%, 02/20/31                5.2

                           CNI CHARTER FUNDS | PAGE 13
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund


The Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in investment grade California municipal bonds and notes.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the California Tax Exempt Bond Fund, Institutional Class or Class A Shares, versus the Lehman CA Intermediate-Short Municipal Index, and the Lipper CA Short/Intermediate Municipal Debt Objective(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              CNI California             CNI California            Lehman CA            Lipper CA Short/
          Tax-Exempt Bond Fund,       Tax-Exempt Bond Fund,   Intermediate-Short          Intermediate
        Institutional Class Shares       Class A Shares          Municipal Index     Municipal Debt Objective
1/31/00          $10,000                       $10,000               $10,000                $10,000
9/30/00           10,506                        10,493                10,490                 10,444
9/30/01           11,263                        11,236                11,344                 11,158
9/30/02           12,117                        12,067                12,209                 11,864
9/30/03           12,436                        12,353                12,568                 12,107
9/30/04           12,684                        12,581                12,932                 12,282
9/30/05           12,894                        12,756                13,182                 12,614

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    CNTIX      1.65%       2.09%      4.18%      4.62%
--------------------------------------------------------------------------------
Class A (2)                 CCTEX      1.39%       1.87%      3.98%      4.42%+

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------

Top Ten Holdings*
                           % OF PORTFOLIO

San Bernardino, Community
  College District, Election 2002
  Project, Ser B, GO, MBIA
  Pre-Refunded @ 100
  5.250%, 08/01/14                    3.5

California State, Department
  of Water Resource & Power,
  Ser B-2, RB
  2.950%, 05/01/22                    2.9

San Diego County, Edgemoor &
  Regional Systems Projects,
  COP, AMBAC
  Callable 02/01/15 @ 100
  5.000%, 02/01/18                    2.2

East Bay, Municipal Utility
  District Water System, RB, MBIA
  Callable 06/01/11 @ 100
  5.000%, 06/01/19                    2.2

Saddleback, Community College
  District, 1996 Capital Improvement
  Financing Project, COP, MBIA
  Callable 06/01/06 @ 102
  5.500%, 06/01/15                    2.2

California State, Department
  of Water Resources,
  Ser W, RB, FSA
  5.500%, 12/01/13                    1.9

Sacramento, Municipal Utility
  District, Ser R, RB, MBIA
  5.000%, 08/15/19                    1.9

Lakewood, COP, AMBAC
  Callable 12/01/10 @ 100
  5.500%, 12/01/12                    1.8

San Francisco (City & County),
  Building Authority, Department
  of General Services & Leasing,
  Ser A, RB
  5.000%, 10/01/13                    1.8

California Statewide, Communities
  Development Authority,
  Ser B-2, RB, XLCA
  4.000%, 11/15/06                    1.7

* Excludes cash equivalents

                           CNI CHARTER FUNDS | PAGE 14
fund overview
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


HIGH YIELD BOND FUND

The Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade issued by governments and agencies, both U.S. and foreign, and in equity securities. The Fund seeks to invest in securities that offer a high current yield as well as total return potential and diversifies across issuers, industries and sectors to control risks.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the High Yield Bond Fund, Institutional Class or Class A Shares, versus the Citigroup High Yield Market Index and the Lipper High Current Yield Bond Funds Objective(*)(1)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

         CNI High Yield Bond Fund,    CNI High Yield Bond Fund,    Citigroup High Yield       Lipper High Current
        Institutional Class Shares        Class A Shares               Market Index        Yield Bond Funds Objective
1/31/00          $10,000                      $10,000                    $10,000                    $10,000
9/30/00           10,412                       10,386                     10,016                      9,923
9/30/01           10,157                       10,102                      9,413                      9,094
9/30/02           10,644                       10,555                      9,098                      8,935
9/30/03           12,747                       12,602                     12,124                     11,214
9/30/04           14,336                       14,132                     13,644                     12,474
9/30/05           15,031                       14,774                     14,414                     13,230

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker     1-Year     3-Year     5-Year    Inception
Shares                      Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^     CHYIX      4.85%      12.19%     7.62%      7.41%
--------------------------------------------------------------------------------
Class A (1)                  CHBAX      4.54%      11.86%     7.30%      7.08%

(1)  Commenced operations on January 14, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

--------------------------------------------------------------------------------

Top Ten Holdings*
                           % OF PORTFOLIO

General Motors Acceptance
  6.750%, 12/01/14                    1.4

Qwest
  7.625%, 06/15/15                    1.3

Georgia-Pacific
  9.375%, 02/01/13                    1.0

Williams
  8.125%, 03/15/12                    1.0

Charter Communications Holdings
  10.250%, 09/15/10                   1.0

Nextel Communications, Ser D
  7.375%, 08/01/15                    0.9

Smithfield Foods, Ser B
  8.000%, 10/15/09                    0.9

Pogo Producing
  6.875%, 10/01/17                    0.7

Whiting Petroleum
  7.000%, 02/01/14                    0.7

CSC Holdings
  7.000%, 04/15/12                    0.7

* Excludes cash equivalents

                           CNI CHARTER FUNDS | PAGE 15
investment adviser's report
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

The money market environment changed dramatically over the past fiscal year. This change was highly anticipated by most market participants had anticipated, including City National Asset Management, Inc. It is quite possible that a tighter monetary policy will remain with us for some time. The CNI Charter Money Market Funds' upward trend in yield are testimony to this fundamental change underway.

The Federal Open Market Committee (FOMC) continued to unwind the rate reductions it put into place in earlier years. The Federal Funds rate was raised eight times this past year - from 1.75% % to 3.75%. Additionally, as measured by Federal Funds futures contracts at the time of this writing, there is currently a 100% probability of another 25 basis points rate hike by the end of 2005.

The PRIME MONEY MARKET FUND continued to emphasize quality and liquidity in these uncertain times. With interest rates coming off near historic lows this past year, the average days to maturity has remained relatively short. This maturity allocation positions the Fund to perform competitively as 2006 approaches. The Fund has focused primarily on high-grade short-term commercial paper and corporate securities as well as government agency notes on the longer-end of the money market maturity spectrum.

The GOVERNMENT MONEY MARKET FUND continued to be well positioned from both a sector as well as maturity perspective. The maturity profile incorporated a modified barbell strategy for most of the past fiscal year. This strategy has been beneficial over the past year as short rates have risen. This should also position the Fund to add value as short maturities continue to rise in 2006. The Fund's yield continued to be enhanced by the concentration of Government Agency securities over Treasury instruments.

Our objective for the CALIFORNIA TAX EXEMPT MONEY MARKET FUND has always been safety and liquidity. Over the past fiscal year, prior historic budgetary challenges in California have given way to an improving credit profile for the state. Our stringent credit research effort remains the cornerstone to managing the Fund in the never ending political/economic backdrop of Sacramento. The average days to maturity remains relatively short and our credit quality profile remains very high.

STRATEGIC OUTLOOK

Our outlook continues to be constructive for money market investments. Short-term rates will likely continue their steady march upward into 2006. While an expanding economy is often synonymous with rising rates that in turn may cause dislocations in financial markets, it can also provide opportunities for higher yields and sector allocation shifts for money market funds. City National Asset Management, Inc. is monitoring the market very closely and will be proactive so as to take advantage of market opportunities.

Sincerely,

/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.



                           CNI CHARTER FUNDS | PAGE 16
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND


[GRAPHIC OMITTED]
 PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
34.2% Financials
11.8% Consumer Discretionary
 9.4% Energy
 7.9% Industrials
 7.3% Information Technology
 7.1% Healthcare
 6.2% Utilities
 5.2% telecommunications
 4.5% materials
 3.9% Short-term Investments
 2.5% Consumer Staples

*Percentages based on total investments.

------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------
     COMMON STOCK [97.5%]
     AEROSPACE & DEFENSE [1.4%]
     Honeywell International            7,000        $   262
     Northrop Grumman                   6,200            337
     Raytheon                           3,700            141
     -------------------------------------------------------
     TOTAL AEROSPACE & Defense                           740
     =======================================================

     AIR FREIGHT & LOGISTICS [0.7%]
     FedEx                              2,200            192
     Ryder System                       4,800            164
     -------------------------------------------------------
     TOTAL AIR FREIGHT & LOGISTICS                       356
     =======================================================

     AUTO COMPONENTS [0.8%]
     Johnson Controls                   6,800            422
     =======================================================

     AUTOMOBILES [0.8%]
     General Motors                    14,000            428
     =======================================================

     BEVERAGES [0.4%]
     Coca-Cola Enterprises             12,100            236
     =======================================================

     BIOTECHNOLOGY [0.6%]
     Applera - Applied Biosystems
       Group                           12,800            297
     =======================================================

     CAPITAL MARKETS [8.3%]
     Bank of New York                  18,200            535
     Goldman Sachs Group                7,600            924
     Lehman Brothers Holdings           5,700            664
     Mellon Financial                  11,800            377


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------
     Merrill Lynch                     13,400        $   822
     Morgan Stanley                    11,800            637
     State Street                      10,500            514
     -------------------------------------------------------
     TOTAL CAPITAL MARKETS                             4,473
     =======================================================

     CHEMICAL [1.2%]
     Air Products & Chemicals           5,500            303
     Dow Chemical                       5,500            229
     PPG Industries                     1,700            101
     -------------------------------------------------------
     TOTAL CHEMICAL                                      633
     =======================================================

     COMMERCIAL BANKS [10.2%]
     Bank of America                   40,674          1,712
     BB&T                              14,100            551
     Keycorp                           10,400            335
     National City                     16,100            538
     PNC Financial Services Group       6,800            395
     Wachovia                          18,000            857
     Wells Fargo                       18,730          1,097
     -------------------------------------------------------
     TOTAL COMMERCIAL BANKS                            5,485
     =======================================================

     COMMERCIAL SERVICES & SUPPLIES [0.2%]
     Cendant                            5,800            120
     =======================================================

     COMMUNICATIONS EQUIPMENT [0.9%]
     Motorola                          10,000            221
     Scientific-Atlanta                 7,300            274
     -------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                      495
     =======================================================

     COMPUTERS & PERIPHERALS [2.0%]
     Hewlett-Packard                   36,800          1,075
     =======================================================

     CONSUMER FINANCE [1.3%]
     Capital One Financial              3,000            239
     MBNA                              19,210            473
     -------------------------------------------------------
     TOTAL CONSUMER FINANCE                              712
     =======================================================

     Diversified Financial Services [3.5%]
     CIT Group                          7,400            334
     Citigroup                         29,086          1,324
     JPMorgan Chase                     5,800            197
     -------------------------------------------------------
     TOTAL DIVERSIFIED FINANCIAL SERVICES              1,855
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 17
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     DIVERSIFIED TELECOMMUNICATION SERVICES [3.7%]
     CenturyTel                         7,300        $   255
     SBC Communications                28,300            678
     Verizon Communications            32,409          1,060
     -------------------------------------------------------
     TOTAL DIVERSIFIED TELECOMMUNICATION
       SERVICES                                        1,993
     =======================================================

     ELECTRIC UTILITIES [3.4%]
     Entergy                            3,500            260
     Exelon                            12,700            679
     FirstEnergy                        9,700            505
     FPL Group                          3,200            152
     PPL                                6,800            220
     -------------------------------------------------------
     TOTAL ELECTRIC UTILITIES                          1,816
     =======================================================

     ELECTRONIC EQUIPMENT & INSTRUMENTS [0.5%]
     Jabil Circuit*                     9,100            281
     =======================================================

     FOOD & STAPLES RETAILING [1.3%]
     Costco Wholesale                   3,700            159
     CVS                               10,400            302
     Supervalu                          8,000            249
     -------------------------------------------------------
     TOTAL FOOD & STAPLES RETAILING                      710
     =======================================================

     FOOD PRODUCTS [0.8%]
     Archer-Daniels-Midland            16,900            417
     =======================================================

     HEALTH CARE EQUIPMENT & SUPPLIES [0.3%]
     PerkinElmer                        7,500            153
     =======================================================

     HEALTH CARE PROVIDERS & SERVICES [3.8%]
     Aetna                              7,200            620
     Cigna                              4,500            530
     HCA                               10,300            494
     WellPoint*                         5,200            394
     -------------------------------------------------------
     TOTAL HEALTH CARE PROVIDERS & SERVICES            2,038
     =======================================================

     HOTELS RESTAURANTS & LEISURE [0.7%]
     Carnival                           2,600            130
     Marriott International             4,200            265
     -------------------------------------------------------
     TOTAL HOTELS RESTAURANTS & LEISURE                  395
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     HOUSEHOLD DURABLES [2.1%]
     Centex                             4,800        $   310
     Fortune Brands                     2,600            211
     KB Home                            4,600            337
     Newell Rubbermaid                 11,800            267
     -------------------------------------------------------
     TOTAL HOUSEHOLD DURABLES                          1,125
     =======================================================

     INDEPENDENT POWER PRODUCER/
       ENERGY TRADER [0.5%]
     Constellation Energy Group         3,900            240
     =======================================================

     INDUSTRIAL CONGLOMERATES [1.8%]
     Textron                            3,000            215
     Tyco International                27,700            772
     -------------------------------------------------------
     TOTAL INDUSTRIAL CONGLOMERATES                      987
     =======================================================

     INSURANCE [6.8%]
     ACE, ADR                           4,600            216
     Aflac                              4,400            199
     Allstate                          10,500            581
     American International Group      11,100            688
     Chubb                              4,900            439
     Hartford Financial Services
       Group                            5,000            386
     Lincoln National                   6,400            333
     Progressive                        1,600            168
     Prudential Financial               9,700            655
     -------------------------------------------------------
     TOTAL INSURANCE                                   3,665
     =======================================================

     IT SERVICES [1.4%]
     Affiliated Computer Services,
       Cl A*                           13,900            312
     Electronic Data Systems            8,000            437
     -------------------------------------------------------
     TOTAL IT SERVICES                                   749
     =======================================================

     LEISURE EQUIPMENT & PRODUCTS [0.5%]
     Brunswick                          6,500            245
     =======================================================

     MACHINERY [1.3%]
     Cummins                            3,700            325
     Danaher                            7,000            377
     -------------------------------------------------------
     TOTAL MACHINERY                                     702
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 18
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     MEDIA [3.8%]
     Clear Channel Communications       8,100        $   266
     News Corp.                        25,000            390
     Time Warner                       19,600            355
     Viacom, Cl B                      15,400            508
     Walt Disney                       21,800            526
     -------------------------------------------------------
     TOTAL MEDIA                                       2,045
     =======================================================

     METALS & MINING [1.2%]
     Alcoa                             12,300            300
     Phelps Dodge                       2,600            338
     -------------------------------------------------------
     TOTAL METALS & MINING                               638
     =======================================================

     MULTI-UTILITIES [2.4%]
     Dominion Resources                 4,400            379
     PG&E                              13,000            510
     Sempra Energy                      8,600            405
     -------------------------------------------------------
     TOTAL MULTI-UTILITIES                             1,294
     =======================================================

     MULTILINE RETAIL [1.8%]
     Federated Department Stores        5,875            393
     JC Penney                          8,000            380
     Target                             3,800            197
     -------------------------------------------------------
     TOTAL MULTILINE RETAIL                              970
     =======================================================

     OFFICE ELECTRONICS [0.3%]
     Xerox*                            10,600            145
     =======================================================

     OIL & GAS [9.5%]
     Amerada Hess                       2,600            357
     Anadarko Petroleum                 1,700            163
     Chevron                           19,940          1,291
     ConocoPhillips                    19,680          1,376
     Devon Energy                       2,200            151
     Exxon Mobil                        4,800            305
     Marathon Oil                      10,000            689
     Occidental Petroleum               9,200            786
     -------------------------------------------------------
     TOTAL OIL & GAS                                   5,118
     =======================================================

     PAPER & FOREST PRODUCTS [2.2%]
     Georgia-Pacific                    7,900            269
     MeadWestvaco                       9,500            262
     Weyerhaeuser                       9,200            633
     -------------------------------------------------------
     TOTAL PAPER & FOREST PRODUCTS                     1,164
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     PHARMACEUTICALS [2.6%]
     Pfizer                            56,000        $ 1,398
     =======================================================

     ROAD & RAIL [2.6%]
     Burlington Northern Santa Fe       8,900            532
     Norfolk Southern                  11,400            463
     Union Pacific                      5,900            423
     -------------------------------------------------------
     TOTAL ROAD & RAIL                                 1,418
     =======================================================

     SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT [2.3%]
     Applied Materials                 15,700            266
     Freescale Semiconductor*          13,000            307
     Intel                             11,150            275
     Texas Instruments                 11,000            373
     -------------------------------------------------------
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    1,221
     =======================================================

     SPECIALTY RETAIL [0.4%]
     Staples                           11,250            240
     =======================================================

     TEXTILES, APPAREL & LUXURY GOODS [1.0%]
     Jones Apparel Group               11,200            319
     Liz Claiborne                      5,500            216
     -------------------------------------------------------
     TOTAL TEXTILES, APPAREL & LUXURY GOODS              535
     =======================================================

     THRIFTS & MORTGAGE FINANCE [4.6%]
     Countrywide Financial             12,198            402
     Fannie Mae                         9,800            439
     Freddie Mac                       12,530            708
     Golden West Financial              6,600            392
     Washington Mutual                 13,000            510
     -------------------------------------------------------
     TOTAL THRIFTS & MORTGAGE FINANCE                  2,451
     =======================================================

     WIRELESS TELECOMMUNICATION SERVICES [1.6%]
     Alltel                             4,200            273
     Sprint-Nextel                     24,300            578
     -------------------------------------------------------
     TOTAL WIRELESS TELECOMMUNICATION SERVICES           851
     =======================================================


         TOTAL COMMON STOCK
           (Cost $41,200)                             52,331
         ===================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 19
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

CASH EQUIVALENTS [4.0%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                         2,075,805        $ 2,076
     SEI Daily Income Trust,
       Prime Obligation Fund, Cl I     28,010             28
     -------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $2,104)                               2,104
         ===================================================

         TOTAL INVESTMENTS [101.5%]
           (Cost $43,304)                             54,435
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Receivable for Investment Securities Sold         3,011
     Payable for Investment Securities Purchased      (3,815)
     Income Distributions Payable                        (97)
     Investment Advisory Fees Payable                    (27)
     Shareholder Servicing & Distribution
         Fees Payable                                    (13)
     Administration Fees Payable                          (2)
     Other Assets and Liabilities, Net                   146
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-1.5%]           (797)
         ===================================================

     NET ASSETS [100.0%]                             $53,638
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $38,725
     Accumulated net realized gain on investments      3,782
     Net unrealized appreciation on investments       11,131
     -------------------------------------------------------

     NET ASSETS                                      $53,638
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($42,973,408 / 4,503,328 shares)                $9.54
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($10,664,326 / 1,118,735 shares)                $9.53
     =======================================================


* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 20
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND


[GRAPHIC OMITTED]
 PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
23.1%  Information Technology
18.6%  Healthcare
16.7%  Consumer Staples
13.5%  Industrials
10.2%  Energy
 9.5%  Consumer Discretionary
 3.4%  Financials
 3.0%  Short-Term Investments
 1.2%  Materials
 0.6%  Utilities
 0.2%  Telecommunications

*Percentages based on total investments.
------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

COMMON STOCK [97.4%]
     AEROSPACE & DEFENSE [3.4%]
     Engineered Support Systems         8,700        $   357
     L-3 Communications Holdings        2,500            198
     Lockheed Martin                    6,100            372
     United Technologies                9,600            498
     -------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                         1,425
     =======================================================

     AIR FREIGHT & LOGISTICS [1.4%]
     United Parcel Service, Cl B        8,700            601
     =======================================================

     AUTOMOBILES [0.4%]
     Harley-Davidson                    3,200            155
     =======================================================

     BEVERAGES [3.3%]
     Anheuser-Busch                     5,800            250
     Coca-Cola                          9,800            423
     Pepsi Bottling Group               5,700            163
     PepsiCo                            9,900            561
     -------------------------------------------------------
     TOTAL BEVERAGES                                   1,397
     =======================================================

     BIOTECHNOLOGY [3.7%]
     Amgen*                            12,800          1,020
     Genzyme-General Division*          4,900            351
     Gilead Sciences*                   4,400            214

     -------------------------------------------------------
     TOTAL BIOTECHNOLOGY                               1,585
     =======================================================

     BUILDING PRODUCTS [0.3%]
     American Standard                  2,700            126
     =======================================================

     CAPITAL MARKETS [0.5%]
     Federated Investors                6,300            209
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     CHEMICALS [1.2%]
     Ecolab                             4,400        $   140
     International Flavors &
       Fragrances                       4,300            153
     Praxair                            4,100            197

     -------------------------------------------------------
     TOTAL CHEMICALS                                     490
     =======================================================

     COMMERCIAL SERVICES & SUPPLIES [2.0%]
     Cendant                            8,300            171
     Corporate Executive Board          2,000            156
     Equifax                            7,000            245
     Robert Half International          7,500            267
     -------------------------------------------------------
     TOTAL COMMERCIAL SERVICES & SUPPLIES                839
     =======================================================

     COMMUNICATIONS EQUIPMENT [3.0%]
     Cisco Systems*                    29,250            524
     Qualcomm                          17,000            761
     -------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                    1,285
     =======================================================

     COMPUTERS & PERIPHERALS [5.3%]
     Apple Computer*                    6,300            338
     Dell*                             28,165            963
     IBM                                9,000            722
     Network Appliance*                 9,500            226
     -------------------------------------------------------
     TOTAL COMPUTERS & PERIPHERALS                     2,249
     =======================================================

     CONSUMER FINANCE [1.3%]
     Capital One Financial              2,600            207
     SLM                                6,400            343
     -------------------------------------------------------
     TOTAL CONSUMER FINANCE                              550
     =======================================================

     DIVERSIFIED CONSUMER SERVICES [1.3%]
     Apollo Group, Cl A*                4,400            292
     H&R Block                         10,800            259
     -------------------------------------------------------
     TOTAL DIVERSIFIED CONSUMER SERVICES                 551
     =======================================================

     ELECTRIC UTILITIES [0.6%]
     Exelon                             4,900            262
     =======================================================

     ENERGY EQUIPMENT & SERVICES [3.1%]
     Halliburton                        9,500            651
     Schlumberger                       5,700            481
     Transocean*                        2,700            165
     -------------------------------------------------------
     TOTAL ENERGY EQUIPMENT & SERVICES                 1,297
     =======================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 21
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     FOOD & STAPLES RETAILING [4.8%]
     CVS                                7,000        $   203
     Sysco                             12,700            398
     Wal-Mart Stores                   32,875          1,441
     -------------------------------------------------------
     TOTAL FOOD & STAPLES RETAILING                    2,042
     =======================================================

     FOOD PRODUCTS [2.0%]
     Campbell Soup                      6,700            200
     General Mills                      4,300            207
     Kellogg                            6,200            286
     Wm. Wrigley Jr.                    2,100            151
     -------------------------------------------------------
     TOTAL FOOD PRODUCTS                                 844
     =======================================================

     HEALTH CARE EQUIPMENT & SUPPLIES [5.9%]
     Bard (C.R.)                        3,200            211
     Baxter International               3,800            152
     Biomet                            10,900            378
     Boston Scientific*                 8,400            196
     Medtronic                          9,400            504
     St. Jude Medical*                  8,100            379
     Stryker                            7,600            376
     Zimmer Holdings*                   4,600            317
     -------------------------------------------------------
     TOTAL HEALTH CARE EQUIPMENT & SUPPLIES            2,513
     =======================================================

     HEALTH CARE PROVIDERS & SERVICES [2.7%]
     Community Health Systems*          5,000            194
     IMS Health                         7,500            189
     UnitedHealth Group                13,900            781
     -------------------------------------------------------
     TOTAL HEALTH CARE PROVIDERS & SERVICES            1,164
     =======================================================

     HOTELS RESTAURANTS & LEISURE [1.4%]
     Starbucks*                         7,200            361
     Yum! Brands                        5,100            247
     -------------------------------------------------------
     TOTAL HOTELS RESTAURANTS & LEISURE                  608
     =======================================================

     HOUSEHOLD PRODUCTS [4.7%]
     Clorox                             4,400            244
     Colgate-Palmolive                  8,200            433
     Procter & Gamble                  21,900          1,302
     -------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                          1,979
     =======================================================

     INDUSTRIAL CONGLOMERATES [4.3%]
     3M                                 7,400            543
     General Electric                  37,875          1,275
     -------------------------------------------------------
     TOTAL INDUSTRIAL CONGLOMERATES                    1,818
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     INSURANCE [0.5%]
     Progressive                        2,000        $   210
     =======================================================

     INTERNET & CATALOG RETAIL [1.5%]
     eBay*                             15,300            630
     =======================================================

     INTERNET SOFTWARE & SERVICES [0.7%]
     Yahoo!*                            8,800            298
     =======================================================

     IT SERVICES [1.7%]
     Affiliated Computer Services,
       Cl A*                            3,100            169
     First Data                         9,400            376
     Paychex                            4,800            178
     -------------------------------------------------------
     TOTAL IT SERVICES                                   723
     =======================================================

     MACHINERY [2.2%]
     Caterpillar                        9,300            547
     Danaher                            7,600            409
     -------------------------------------------------------
     TOTAL MACHINERY                                     956
     =======================================================

     MEDIA [0.7%]
     Dow Jones                          7,500            286
     =======================================================

     OIL & GAS [7.2%]
     Exxon Mobil                       35,100          2,230
     Sunoco                             4,200            329
     XTO Energy                        11,300            512
     -------------------------------------------------------
     TOTAL OIL & GAS                                   3,071
     =======================================================

     PERSONAL PRODUCTS [2.0%]
     Avon Products                      8,600            232
     Gillette                           7,900            460
     NBTY*                              6,500            153
     -------------------------------------------------------
     TOTAL PERSONAL PRODUCTS                             845
     =======================================================

     PHARMACEUTICALS [6.3%]
     Abbott Laboratories                5,595            237
     Allergan                           3,700            339
     Forest Laboratories*               7,700            300
     Johnson & Johnson                 18,164          1,150
     Wyeth                             13,850            641
     -------------------------------------------------------
     TOTAL PHARMACEUTICALS                             2,667
     =======================================================

     REAL ESTATE [0.4%]
     Simon Property Group               2,400            178
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 22
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENt [5.2%]
     Broadcom, Cl A*                    7,900        $   371
     Intel                             40,150            990
     Maxim Integrated Products          5,800            247
     Texas Instruments                 17,800            603
     -------------------------------------------------------
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    2,211
     =======================================================

     SOFTWARE [7.2%]
     Adobe Systems                     12,900            385
     Citrix Systems*                    8,200            206
     Electronic Arts*                   1,700             97
     Intuit*                            5,000            224
     Mercury Interactive*               3,300            131
     Microsoft                         42,730          1,099
     Oracle*                           49,260            610
     Symantec*                         13,900            315
     -------------------------------------------------------
     TOTAL SOFTWARE                                    3,067
     =======================================================

     SPECIALTY RETAIL [3.6%]
     Bed Bath & Beyond*                 2,500            101
     Best Buy                           3,500            152
     Home Depot                        18,300            698
     Lowe's                             8,800            567
     -------------------------------------------------------
     TOTAL SPECIALTY RETAIL                            1,518
     =======================================================

     TEXTILES, APPAREL & LUXURY GOODS [0.7%]
     Coach*                             9,600            301
     =======================================================

     THRIFTS & MORTGAGE FINANCE [0.7%]
     Countrywide Financial              8,600            284
     =======================================================

     WIRELESS TELECOMMUNICATION SERVICES [0.2%]
     Sprint-Nextel                      4,309            102
     =======================================================


         TOTAL COMMON STOCK
           (Cost $37,764)                             41,336
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

CASH EQUIVALENTS [3.0%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                         1,243,011        $ 1,243
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl I                            22,463             22
     -------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $1,265)                               1,265
     =======================================================


         TOTAL INVESTMENTS [100.4%]
           (Cost $39,029)                             42,601
     =======================================================

OTHER ASSETS AND LIABILITIES:
     Payable for Investment Securities Purchased      (2,085)
     Investment Advisory Fees Payable                    (22)
     Shareholder Servicing & Distribution
         Fees Payable                                    (10)
     Income Distributions Payable                         (9)
     Administration Fees Payable                          (2)
     Other Assets and Liabilities, Net                 1,969
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-0.4%]           (159)
     =======================================================


     NET ASSETS [100.0%]                             $42,442
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $43,280
     Distributions in excess of net
         investment income                                (1)
     Accumulated net realized loss on investments     (4,409)
     Net unrealized appreciation on investments        3,572
     -------------------------------------------------------

     NET ASSETS                                      $42,442
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($34,163,788 / 4,600,350 shares)                $7.43
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($8,278,677 / 1,125,938 shares)                 $7.35
     =======================================================

* NON-INCOME PRODUCING SECURITY
CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 23
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
29.0% Consumer Discretionary
20.8% Financials
18.2% Industrials
 8.7% Short-Term Investments
 7.6% Information Technology
 5.1% Corporate Bonds
 2.6% Materials
 2.5% Utilities
 2.3% Healthcare
 1.6% Utilities
 1.6% Preferred Stock

*Percentages based on total investments.
------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     COMMON STOCK [84.5%]
     ADVERTISING [16.3%]
     Advo                              76,100       $  2,381
     Cox Radio*                       110,750          1,683
     Cumulus Media*                   135,050          1,687
     Emmis Communications*            134,200          2,965
     Fisher Communications*            30,000          1,397
     SBS Broadcasting*                 66,800          3,631
     -------------------------------------------------------
     TOTAL ADVERTISING                                13,744
     =======================================================

     BUSINESS SERVICES [10.1%]
     Adesa                             68,400          1,512
     Arbitron                           8,300            331
     Hilb Rogal & Hobbs                88,000          3,284
     NDCHealth                        109,000          2,062
     Watson Wyatt                      51,300          1,382
     -------------------------------------------------------
     TOTAL BUSINESS SERVICES                           8,571
     =======================================================

     CHEMICALS [1.5%]
     Compass Minerals International    54,900          1,263
     =======================================================

     CONSUMER PRODUCTS & SERVICES [5.6%]
     Central Garden & Pet*             32,250          1,460
     Coinstar*                         95,900          1,775
     RH Donnelley*                     23,400          1,480
     -------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                4,715
     =======================================================

     DATA PROCESSING [3.3%]
     Certegy                           68,900          2,757
     =======================================================

     DIVERSIFIED MANUFACTURING [4.1%]
     EnPro Industries*                 53,000          1,786
     Jacuzzi Brands*                  206,100          1,661
     -------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                   3,447
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     ELECTRICAL PRODUCTS [3.0%]
     GrafTech International*          199,000       $  1,080
     Littelfuse*                       53,100          1,494
     -------------------------------------------------------
     TOTAL ELECTRICAL PRODUCTS                         2,574
     =======================================================

     FOOD, BEVERAGE & TOBACCO [1.6%]
     Ralcorp Holdings                  32,800          1,375
     =======================================================

     INSURANCE [15.1%]
     Alleghany*                        10,179          3,115
     Conseco*                         140,000          2,955
     Fairfax Financial Holdings        21,400          3,722
     Montpelier Re Holdings            64,200          1,595
     White Mountains Insurance
       Group                            2,300          1,389
     -------------------------------------------------------
     TOTAL INSURANCE                                  12,776
     =======================================================

     MACHINERY [2.6%]
     Franklin Electric                 19,400            803
     IDEX                              31,800          1,353
     -------------------------------------------------------
     TOTAL MACHINERY                                   2,156
     =======================================================

     PAPER & PAPER PRODUCTS [2.6%]
     Sealed Air*                       45,500          2,160
     =======================================================

     PREPACKAGING SOFTWARE [2.5%]
     PLATO Learning*                  280,200          2,132
     =======================================================

     PRINTING & PUBLISHING [1.8%]
     Dow Jones                         40,300          1,539
     =======================================================

     RETAIL [5.3%]
     IHOP                              38,570          1,571
     Triarc, Cl B                     169,800          2,593
     Whitehall Jewellers*             208,500            353
     -------------------------------------------------------
     TOTAL RETAIL                                      4,517
     =======================================================

     TRANSPORTATION SERVICES [3.2%]
     Sea Containers, Cl A             230,350          2,700
     =======================================================

     TRAVEL & LEISURE [3.4%]
     Intrawest                        104,400          2,850
     =======================================================

     UTILITIES [2.5%]
     Sierra Pacific Resources*        140,700          2,089
     =======================================================

         TOTAL COMMON STOCK
           (Cost $58,129)                             71,365
         ===================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 24
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION           SHARES/FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

PREFERRED STOCK [1.6%]
     ENTERTAINMENT [1.6%]
     Six Flags                         57,200       $  1,358
     -------------------------------------------------------

         TOTAL PREFERRED STOCK
           (COST $1,138)                               1,358
         ===================================================

CORPORATE BONDS [5.1%]
     FINANCIAL SERVICES [1.9%]
     Fairfax Financial Holding
       7.750%, 04/26/12                $  600            576
     Labranche (A)
       Callable 05/15/07 @ 104.75
       9.500%, 05/15/09                 1,000          1,060
     -------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          1,636
     =======================================================

     LABORATORY EQUIPMENT [1.8%]
     Sea Containers, Ser B
       Callable 10/15/05 @ 100
       10.750%, 10/15/06                1,500          1,504
     =======================================================

     MEDICAL PRODUCTS & SERVICES [1.4%]
     NDChealth
       Callable 12/01/07 @ 105.25
       10.500%, 12/01/12                1,000          1,145
     =======================================================


         TOTAL CORPORATE BONDS
           (Cost $4,128)                               4,285
         ===================================================

REPURCHASE AGREEMENT (C) [8.6%]
     Morgan Stanley
       3.500%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $7,308,131
       (collateralized by U.S. Treasury
       Bills, par value $5,251,784,
       4.568% (B), 11/15/21; with
       total market value $7,452,387)   7,306          7,306
     -------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $7,306)                               7,306
         ===================================================


         TOTAL INVESTMENTS [99.8%]
           (Cost $70,701)                             84,314
         ===================================================


DESCRIPTION                                      VALUE (000)
------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
     Shareholder Servicing & Distribution
         Fees Payable                               $    (61)

     Investment Advisory Fees Payable                    (59)
     Payable for Fund Shares Redeemed                    (11)
     Administration Fees Payable                          (4)
     Other Assets and Liabilities, Net                   337
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.2%]             202
         ===================================================


     NET ASSETS [100.0%]                            $ 84,516
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                           $ 69,726
     Undistributed net investment income                  43
     Accumulated net realized gain on investments      1,134
     Net unrealized appreciation on investments       13,613
     -------------------------------------------------------

     NET ASSETS                                     $ 84,516
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       $13,975,454 / 489,072 shares)                  $28.58
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($12,753,934 / 450,475 shares)                 $28.31
     =======================================================

     Net Asset Value and Redemption
       Price Per Share -- Class R
       ($57,786,764 / 2,044,250 shares)               $28.27
     =======================================================

     Maximum Offering Price
     Per Share -- Class R
     ($28.27 / 96.50%)                                $29.30
     =======================================================


*NON-INCOME PRODUCING SECURITY

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. SECURITY CONSIDERED LIQUID. ON SEPTEMBER 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,060 (000), REPRESENTING 1.3% OF THE NET ASSETS OF THE FUND.
(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C)  TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 25
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
21.5% Computer & Peripheral Equipment Manufacturing
21.1% Software Publishers
18.8% Semiconductor & Other Electronic Component Manufacturing
12.7% Communications Equipment Manufacturing
 5.6% Information Services
 5.1% Computer Systems Design & Related Services
 4.9% Short-Term Investments
 2.5% Data Processing Services
 2.3% Telecommunications
 1.7% Other Electrical Equipment & Components
 1.5% Navigational/Measuring/Medical/Control Instruments Manufacturing 1.2% Commercial/Industrial Equipment Rental & Leasing
 1.1% Electronic Shopping & Mail-Order Houses

*Percentages based on total investments.
------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

COMMON STOCK [97.4%]
     AUDIO & VIDEO EQUIPMENT
       Manufacturing [0.8%]
     Sony, ADR                            625       $     21
     =======================================================

     COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL
       & LEASING [1.2%]
     Comverse Technology*               1,200             31
     =======================================================

     COMMUNICATIONS EQUIPMENT
       MANUFACTURING [12.2%]
     Cisco Systems*                     4,705             84
     Harris                               700             29
     Lucent Technologies*               4,500             15
     Motorola                           1,125             25
     Nokia, ADR                         2,150             36
     Qualcomm                           2,300            103
     Research In Motion*                  200             14
     Viasat*                              525             14
     -------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT
       MANUFACTURING                                     320
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [22.0%]
     Apple Computer*                      600     $       32
     Dell*                              3,275            112
     EMC-Mass*                          4,505             58
     Hewlett-Packard                    4,723            138
     IBM                                1,400            112
     NAVTEQ*                              400             20
     Network Appliance*                 1,300             31
     Sandisk*                             800             38
     Symbol Technologies                1,000             10
     Western Digital*                   1,750             23
     -------------------------------------------------------
     TOTAL COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING 574
     =======================================================

     COMPUTER SYSTEMS DESIGN &
       RELATED SERVICES [5.2%]
     Anteon International*                400             17
     Avid Technology*                     200              8
     Cerner*                              200             18
     Check Point Software
       Technologies*                      450             11
     Cognizant Technology
       Solutions, Cl A*                   800             37
     Intergraph*                          525             24
     Jack Henry & Associates            1,100             21
     -------------------------------------------------------
     TOTAL COMPUTER SYSTEMS
       DESIGN & RELATED SERVICES                         136
     =======================================================

     DATA PROCESSING SERVICES [2.6%]
     Acxiom                               500             10
     Affiliated Computer Services,
       Cl A*                              425             23
     First Data                           850             34
     -------------------------------------------------------
     TOTAL DATA PROCESSING SERVICES                       67
     =======================================================

     ELECTRONIC SHOPPING &
       MAIL-ORDER HOUSES [1.1%]
     eBay*                                725             30
     -------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 26
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------


     NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
      INSTRUMENTS MANUFACTURING [1.5%]
     L-3 Communications Holdings          500       $     40
     =======================================================

     ONLINE INFORMATION SERVICES [5.8%]
     Google*                              125             39
     Juniper Networks*                  1,442             34
     RSA Security*                        700              9
     WebEx Communications*              1,125             28
     Yahoo!*                            1,200             41
     -------------------------------------------------------
     TOTAL ONLINE INFORMATION SERVICES                   151
     =======================================================

     OTHER ELECTRICAL EQUIPMENT & COMPONENT
      MANUFACTURING [1.7%]
     Corning*                           2,300             44
     =======================================================

     SEMICONDUCTOR & OTHER ELECTRONIC
      COMPONENT MANUFACTURING [19.3%]
     Analog Devices                       825             31
     Broadcom, Cl A*                      800             38
     Freescale Semiconductor*           1,100             26
     Intel                              4,950            122
     Jabil Circuit*                       850             26
     Linear Technology                    375             14
     Maxim Integrated Products            900             38
     MEMC Electronic Materials*         1,400             32
     Microsemi*                           700             18
     Nvidia*                              750             26
     Taiwan Semiconductor
       Manufacturing, ADR               1,796             15
     Texas Instruments                  2,900             98
     Xilinx                               700             19
     -------------------------------------------------------
     TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
      COMPONENT MANUFACTURING                            503
     =======================================================


DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

     SOFTWARE PUBLISHERS [21.6%]
     Adobe Systems                      1,300       $     39
     Citrix Systems*                      825             21
     Cognos*                              350             13
     Electronic Arts*                     400             23
     Hyperion Solutions*                  375             18
     Intuit*                              575             26
     McAfee*                              975             30
     Mercury Interactive*                 550             22
     Microsoft                          8,050            207
     Oracle*                            5,815             72
     SAP, ADR                             340             15
     Symantec*                          2,500             56
     Take-Two Interactive Software*       487             11
     VeriSign*                            550             12
     -------------------------------------------------------
     TOTAL SOFTWARE PUBLISHERS                           565
     =======================================================

     TELECOMMUNICATIONS [2.4%]
     Amdocs*                            1,000             28
     J2 Global Communications*            450             18
     Tekelec*                             750             16
     -------------------------------------------------------
     TOTAL TELECOMMUNICATIONS                             62
     =======================================================


         TOTAL COMMON STOCK
           (Cost $2,433)                               2,544
         ===================================================

CASH EQUIVALENTS [5.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                            95,251             95
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl I                            37,047             37
     -------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $132)                                   132
         ===================================================


         TOTAL INVESTMENTS [102.5%]
           (Cost $2,565)                               2,676
         ===================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 27
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
     Payable for Investment Securities Purchased    $    (63)
     Investment Advisory Fees Payable                     (2)
     Shareholder Servicing & Distribution
         Fees Payable                                     (1)
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-2.5%]            (66)
         ===================================================


     NET ASSETS [100.0%]                            $  2,610
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                           $  4,103
     Undistributed net investment income                   4
     Accumulated net realized loss on investments     (1,608)
     Net unrealized appreciation on investments          111
     -------------------------------------------------------

     NET ASSETS                                     $  2,610
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($1,186,454 / 293,730 shares)                   $4.04
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,423,339 / 357,396 shares)                   $3.98
     =======================================================

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 28
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
37.9% Financials
28.7% Industrials
10.2% Banking
 6.3% Telephone
 3.9% Asset-Backed
 3.4% Utilities
 3.4% U.S. Treasury Obligations
 3.1% Mortgage Related
 1.7% Short-Term Investments
 0.9% Government Bonds
 0.5% Transportation

*Percentages based on total investments.
------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

CORPORATE BONDS [84.2%]
     ADVERTISING [0.8%]
     Clear Channel Communications
       4.900%, 05/15/15                $  450        $   410
     =======================================================

     AIR TRANSPORTATION [0.5%]
     Federal Express, Ser A2
       7.890%, 09/23/08                   253            262
     =======================================================

     AUTOMOTIVE [2.7%]
     DaimlerChrysler N.A. Holdings
       4.750%, 01/15/08                   435            433
     Toyota Motor Credit
       4.250%, 03/15/10                 1,000            989
     -------------------------------------------------------
     TOTAL AUTOMOTIVE                                  1,422
     =======================================================

     BANKS [11.2%]
     Bank of America
       7.500%, 09/15/06                   500            513
       7.125%, 09/15/06                   500            512
     Bankers Trust
       7.250%, 10/15/11                   500            560
     Crestar Finance
       6.500%, 01/15/08                 1,035          1,078
     Deutsche Bank
       7.500%, 04/25/09                   500            544
     Union Planters Bank
       5.125%, 06/15/07                 1,215          1,222
     US Bancorp
       6.875%, 09/15/07                   350            365
     Wachovia
       7.125%, 10/15/06                   100            103
     Wells Fargo
       4.625%, 08/09/10                 1,000            995
     -------------------------------------------------------
     TOTAL BANKS                                       5,892
     =======================================================

     BEAUTY PRODUCTS [1.6%]
     Avon Products
       7.150%, 11/15/09                   800            872
     =======================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     CHEMICALS [0.4%]
     Praxair
       6.625%, 10/15/07                $  200        $   208
     =======================================================

     COMMUNICATION & Media [3.7%]
     Comcast Cable Communications
       Holdings
       8.375%, 03/15/13                   400            473
     News America Holdings
       9.250%, 02/01/13                   450            556
     Time Warner
       6.750%, 04/15/11                   395            424
     Walt Disney
       5.500%, 12/29/06                   500            506
     -------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                       1,959
     =======================================================

     COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
     IBM
       4.375%, 06/01/09                   900            894
     =======================================================

     ELECTRICAL PRODUCTS [0.2%]
     Emerson Electric
       6.300%, 11/01/05                   100            100
     =======================================================

     ELECTRICAL SERVICES [3.4%]
     American Electric Power
       5.250%, 06/01/15                   490            491
     Iowa Electric Light & Power
       6.000%, 10/01/08                   200            207
     WPS Resources
       7.000%, 11/01/09                 1,000          1,081
     -------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                         1,779
     =======================================================

     FINANCIAL SERVICES [17.9%]
     Citigroup
       7.250%, 10/01/10                 1,000          1,107
     Countrywide Home Loans
       5.625%, 07/15/09                   155            159
     Countrywide Home Loans,
       Ser L, MTN
       4.000%, 03/22/11                   875            831
     General Electric Capital,
       Ser A, MTN
       6.875%, 11/15/10                   250            273
       6.000%, 06/15/12                 1,500          1,597
     HSBC Finance
       5.250%, 04/15/15                 1,000          1,005
     International Lease Finance
       5.750%, 02/15/07                 1,000          1,011
     John Deere Capital
       4.625%, 04/15/09                   750            748
     JPMorgan Chase
       7.125%, 06/15/09                   675            728

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 29
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------
     MBNA
       4.625%, 09/15/08                $  410        $   410
     National Rural Utilities,
       Ser C, MTN
       7.250%, 03/01/12                 1,000          1,127
     Washington Mutual
       4.625%, 04/01/14                   460            440
     -------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          9,436
     =======================================================

     FOOD, BEVERAGE & TOBACCO [4.4%]
     Diageo Capital
       3.375%, 03/20/08                 1,000            971
     General Mills
       2.625%, 10/24/06                   410            400
     PepsiCo
       3.200%, 05/15/07                 1,000            981
     -------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                    2,352
     =======================================================

     FOREIGN GOVERNMENTS [0.9%]
     United Mexican States
       5.875%, 01/15/14                   450            465
     =======================================================

     INSURANCE [6.0%]
     Aflac
       6.500%, 04/15/09                 1,000          1,055
     AXA Financial
       7.750%, 08/01/10                 1,000          1,119
     Berkshire Hathaway Finance
       4.125%, 01/15/10                 1,000            979
     -------------------------------------------------------
     TOTAL INSURANCE                                   3,153
     =======================================================

     INVESTMENT BANKER/BROKER DEALER [8.1%]
     Goldman Sachs Group
       5.150%, 01/15/14                 1,000          1,001
     Jefferies Group
       5.500%, 03/15/16                   665            653
     Legg Mason
       6.500%, 02/15/06                   950            956
     Lehman Brothers Holdings
       8.250%, 06/15/07                 1,100          1,162
     Merrill Lynch
       4.000%, 11/15/07                   500            495
     -------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             4,267
     =======================================================

     MACHINERY [1.2%]
     Caterpillar
       9.000%, 04/15/06                   620            633
     -------------------------------------------------------


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [3.9%]
     Chevron
       8.625%, 06/30/10                $  200        $   234
     ConocoPhillips
       6.375%, 03/30/09                   305            322
     Duke Capital
       5.500%, 03/01/14                   625            629
     Union Oil of California,
       Ser C, MTN
       7.900%, 04/18/08                   800            853
     -------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   2,038
     =======================================================

     REAL ESTATE INVESTMENT TRUSTS [2.1%]
     Kimco Realty, MTN
       6.960%, 07/16/07                 1,000          1,043
     Kimco Realty, Ser B, MTN
       7.860%, 11/01/07                    67             71
     -------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS               1,114
     =======================================================

     RETAIL [6.6%]
     Kohl's
       6.300%, 03/01/11                 1,000          1,063
     Kroger
       5.500%, 02/01/13                   450            452
     McDonald's, Ser E, MTN
       4.240%, 12/13/06                   995            990
     Wal-Mart Stores
       4.375%, 07/12/07                 1,000            999
     -------------------------------------------------------
     TOTAL RETAIL                                      3,504
     =======================================================

     TELEPHONES & Telecommunications [6.2%]
     Deutsche Telekom International
       Finance
       5.250%, 07/22/13                   435            439
     GTE Florida, Ser D
       6.250%, 11/15/05                   200            200
     New Cingular Wireless Services
       8.125%, 05/01/12                   400            469
     Southwestern Bell
       6.625%, 07/15/07                   750            774
     Sprint Capital
       8.375%, 03/15/12                   350            412
     Verizon Global Funding
       4.900%, 09/15/15                 1,000            978
     -------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,272
     =======================================================

     WASTE DISPOSAL [0.7%]
     Waste Management
       6.875%, 05/15/09                   375            399
     =======================================================


     TOTAL CORPORATE BONDS
       (Cost $44,499)                                 44,431
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 30
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

ASSET-BACKED SECURITIES [3.9%]
     Capital Auto Receivables Asset
       Trust, Ser 2003-2, Cl A4A
       1.960%, 01/15/09                $  975        $   955
     Capital Auto Receivables Asset
       Trust, Ser 2004-1, Cl A4
       2.640%, 11/17/08                   750            728
     Countrywide Asset-Backed
       Certificates, Ser 2004-BC3,
       Cl 2A
       4.210%, 08/25/34                   350            351
     -------------------------------------------------------

         TOTAL ASSET-BACKED SECURITIES
           (Cost $2,075)                               2,034
         ===================================================

U.S. TREASURY OBLIGATIONS [3.4%]
     U.S. Treasury Inflation Index Note
       2.000%, 01/15/14                 1,057          1,080
     U.S. Treasury Notes
       4.250%, 11/15/13                   445            443
       4.250%, 08/15/14                   250            248
     -------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,811)                               1,771
         ===================================================

MORTGAGE-BACKED SECURITIES [2.3%]
     Residential Asset Mortgage
       Products, Ser 2003-RS5, Cl AI4
       3.700%, 09/25/31                   770            760
     Residential Asset Mortgage
       Products, Ser 2003-RS6, Cl AI3
       3.080%, 12/25/28                   448            445
     Washington Mutual,
       Ser 2003-AR10, Cl A3A
       3.530%, 10/25/33                    24             24
     -------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $1,233)                               1,229
         ===================================================

MUNICIPAL BONDS [2.0%]
     CALIFORNIA [2.0%]
     California Statewide, Community
       Development Authority,
       Ser A-2, RB, XLCA
       4.000%, 11/15/06                    75             75
     City of Industry, Sales Tax Project,
       RB, MBIA
       5.000%, 01/01/12                   955            962
     -------------------------------------------------------
     TOTAL CALIFORNIA                                  1,037
     =======================================================


         TOTAL MUNICIPAL BONDS
           (Cost $1,061)                               1,037
         ===================================================


DESCRIPTION          FACE AMOUNT (000)/SHARES    VALUE (000)
------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATION [0.6%]
     FHLMC, Ser 2982, Cl NB
       5.500%, 02/15/29                $  340        $   342
     -------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
          OBLIGATION
           (Cost $349)                                   342
         ===================================================

CASH EQUIVALENT [1.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                           878,726            879
     -------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $879)                                   879
         ===================================================

         TOTAL INVESTMENTS [98.1%]
           (Cost $51,907)                             51,723
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Payable for Investment Securities Purchased        (984)
     Income Distributions Payable                       (135)
     Investment Advisory Fees Payable                    (17)
     Payable for Fund Shares Redeemed                    (12)
     Shareholder Servicing & Distribution
         Fees Payable                                    (11)
     Administration Fees Payable                          (2)
     Other Assets and Liabilities, Net                 2,161
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [1.9%]           1,000
         ===================================================

     NET ASSETS [100.0%]                             $52,723
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $52,972
     Accumulated net realized loss on investments        (65)
     Net unrealized depreciation on investments         (184)
     -------------------------------------------------------

     NET ASSETS                                      $52,723
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($51,193,063 / 4,987,101 shares)               $10.27
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,529,592 / 148,923 shares)                  $10.27
     =======================================================

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 31
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:

51.3% U.S. Government Agency Obligations
24.4% U.S. Treasury Obligations
23.5% U.S. Government Mortgage-Backed Obligations
 0.8% Short-Term Investments

*Percentages based on total investments.

------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [50.5%]
     FHLB
       2.250%, 12/15/05                $1,950        $ 1,943
       2.000%, 12/02/05                 1,000            997
     FNMA
       7.125%, 06/15/10                 3,500          3,876
       5.250%, 04/15/07                    75             76
       5.010%, 11/10/10                 2,500          2,488
       4.620%, 03/01/34                 1,489          1,479
       4.250%, 05/15/09                 2,000          1,984
       3.875%, 05/15/07                 1,500          1,488
     GNMA
       5.000%, 08/20/35                   160            160
     -------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $14,655)                             14,491
         ===================================================

U.S. TREASURY OBLIGATIONS [24.0%]
     U.S. TREASURY NOTES
       5.750%, 11/15/05                 1,750          1,754
       4.250%, 11/15/13                 2,525          2,514
       3.875%, 01/15/09                 2,400          2,604
     -------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $6,879)                               6,872
         ===================================================

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS [23.1%]
     FHLMC, Ser 2480, Cl PD
       6.000%, 11/15/31                   985          1,001
     FHLMC, Ser 2670, Cl QP
       4.000%, 02/15/27                 1,000            982
     FHLMC, Ser 2698, Cl BE
       4.500%, 11/15/32                   807            792
     FHLMC, Ser 2922, Cl JA
       4.500%, 02/15/20                   553            528
     FNMA, Ser 1993-225, Cl UB
       6.500%, 12/25/23                    30             30
     FNMA, Ser 2003-134, Cl ME
       4.500%, 06/25/33                   136            134
     FNMA, Ser 2003-34, Cl GJ
       4.000%, 02/25/33                   279            272
     GNMA REMIC, Ser 2004-80,
       Cl GC
       5.000%, 02/20/31                 1,500          1,474


DESCRIPTION          FACE AMOUNT (000)/SHARES    VALUE (000)
------------------------------------------------------------

     GNMA, Pool 81318
       4.500%, 04/20/35                $1,443        $ 1,423
     -------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $6,745)                               6,636
         ===================================================

CASH EQUIVALENT [0.8%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I   227,234            227
     -------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $227)                                   227
         ===================================================

         TOTAL INVESTMENTS [98.4%]
           (Cost $28,506)                             28,226
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Income Distributions Payable                        (57)
     Payable for Fund Shares Redeemed                    (10)
     Investment Advisory Fees Payable                     (8)
     Shareholder Servicing & Distribution
         Fees Payable                                     (6)
     Administration Fees Payable                          (1)
     Other Assets and Liabilities, Net                   542
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [1.6%]             460
         ===================================================

     NET ASSETS [100.0%]                            $ 28,686
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $29,022
     Undistributed net investment income                   3
     Accumulated net realized loss on investments        (59)
     Net unrealized depreciation on investments         (280)
     -------------------------------------------------------

     NET ASSETS                                      $28,686
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($28,132,144 / 2,706,089 shares)               $10.40
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($553,571 / 53,139 shares)                     $10.42
     =======================================================


CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 32
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:

16.2% Education
14.3% General Revenue
13.6% General Obligations
12.7% Water
10.1% Facilities
 9.8% Utilities
 9.2% Power
 8.8% Development
 2.8% Transportation
 1.8% Short-Term Investments
 0.7% Healthcare

*Percentages based on total investments.

------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

MUNICIPAL BONDS [96.9%]
     ALABAMA [1.1%]
     Jefferson County, Sewer Authority,
       Ser B-8, RB, FSA
       Callable 02/01/10 @ 100
       5.250%, 02/01/14                  $250        $   268
     =======================================================

     CALIFORNIA [82.9%]
     Anaheim, Public Financing Authority,
       Distribution System Project,
       Second Lien, RB, MBIA
       5.000%, 10/01/08                   250            264
     Anaheim, Public Financing Authority,
       Electric System Distribution
       Facilities, RB, AMBAC
       Mandatory Put 10/01/05 @ 100
       4.625%, 10/01/27                   230            230
     Berkeley, Ser C, GO, MBIA
       Callable 11/07/05 @ 102
       5.000%, 09/01/10                    95             97
     Beverly Hills, Unified School
       District Authority, Ser B, GO
       Pre-Refunded @ 101 (A)
       4.700%, 06/01/08                    50             53
     Big Bear Lake, Water Authority,
       RB, MBIA
       6.000%, 04/01/11                   200            222
     Burbank, Public Financing Authority,
       Golden State Redevelopment
       Project, Ser A, RB, AMBAC
       Callable 12/01/13 @ 100
       5.250%, 12/01/18                   175            190
     California State, Daily Kindergarten
       University, Ser A-3, GO (B) (C)
       2.950%, 05/01/34                   100            100


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     California State, Department of
       Water Resource & Power,
       Ser B-2, RB (B) (C)
       2.950%, 05/01/22                  $700        $   700
     California State, Department of
       Water Resource Center,
       Ser A, RB, MBIA
       5.000%, 05/01/07                   200            207
     California State, Department of
       Water Resources, Ser W, RB, FSA
       5.500%, 12/01/13                   400            452
     California State, Economic
       Recovery Authority,
       Ser B, GO
       Mandatory Put 07/01/08 @ 100
       3.500%, 07/01/23                   300            303
     California State, Economic
       Recovery Authority,
       Ser C-1, RB (A) (B) (C)
       2.950%, 07/01/23                   300            300
     California State, Educational
       Facilities Authority, Pooled
       College and University Projects,
       Ser A, RB
       4.300%, 04/01/09                   100            103
     California State, Educational
       Facilities Authority, University
       of San Francisco, RB, MBIA
       6.000%, 10/01/08                   300            326
     California State, GO
       4.750%, 06/01/07                   100            103
     California State, GO
       Callable 09/01/10 @ 100
       5.250%, 09/01/18                   200            212
     California State, GO
       Callable 02/01/12 @ 100
       5.000%, 02/01/18                   175            183
     California State, GO
       Callable 08/01/13 @ 100
       5.250%, 02/01/21                   250            269
     California State, GO
       Callable 10/01/10 @ 100
       5.250%, 10/01/18                    70             74
     California State, GO
       Callable 11/01/13 @ 100
       5.250%, 11/01/25                   300            323
     California State, Health Facilities
       Finance Authority, Presbyterian
       Hospital, RB, MBIA
       5.500%, 05/01/07                   150            156
     California State, Imperial
       Irrigation District, Public
       Electric Project, RB
       4.250%, 11/01/06                   250            254

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 33
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     California State, Infrastructure &
       Economic Authority, Bay Area
       Toll Bridges Project,
       Ser A, RB, FSA
       Callable 07/01/13 @ 100
       5.250%, 07/01/18                  $125        $   137
     California State, Infrastructure &
       Economic Authority, RB, MBIA
       Pre-Refunded @ 101 (A)
       5.500%, 06/01/10                   350            389
     California State, Public Works
       Board Lease, California State
       University, Ser C, RB
       5.000%, 10/01/07                   100            104
     California State, Public Works
       Board Lease, Department of
       Corrections Project,
       Ser B, RB, MBIA
       Callable 09/01/08 @ 101
       5.000%, 09/01/21                   100            105
     California State, Public Works
       Board Lease, Department of
       Corrections, Ser A, RB
       Callable 09/01/08 @ 101
       5.250%, 09/01/15                   250            262
     California State, Public Works
       Board Lease, Department of
       Corrections-Ten Administration,
       Ser A, RB, AMBAC
       Callable 03/01/12 @ 100
       5.250%, 03/01/18                   155            166
     California State, Public Works
       Board Lease, Trustees California
       State University, Ser A, RB
       Callable 10/01/08 @ 101
       5.250%, 10/01/11                   100            106
     California State, State Center
       Community College, Election
       2002 Project, Ser A, GO, MBIA
       Callable 08/01/14 @ 100
       5.250%, 08/01/20                   205            224
     California State, University of
       California, Ser K, RB, MBIA
       Callable 09/01/08 @ 101
       5.000%, 09/01/17                   150            159
     California Statewide, Communities
       Development Authority,
       Ser B-2, RB, XLCA
       4.000%, 11/15/06                   400            405
     Coachella Valley, Water District
       Authority, Flood Control
       Project, COP, AMBAC
       Callable 10/01/07 @ 102
       5.000%, 10/01/11                   250            263


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Corona, Public Financing Authority,
       City Hall Project, Ser B, RB
       Callable 09/01/12 @ 100
       5.250%, 09/01/16                  $350        $   383
     Culver City, Redevelopment
       Finance Authority, TA, AMBAC
       Sink Date 11/01/09 @ 100
       5.500%, 11/01/14                    75             84
     East Bay, Municipal Utility
       District Water System, RB, MBIA
       Callable 06/01/11 @ 100
       5.000%, 06/01/19                   500            530
     East Bay, Municipal Utility
       District Water System,
       Sub-Ser 2, RB, XLCA (A) (B) (C)
       2.710%, 06/01/38                   300            300
     El Dorado County, Public
       Financing Authority, RB, FGIC
       5.100%, 02/15/06                   100            101
     Escondido, Union School
       District, Refunding &
       Financing Project, COP,
       MBIA
       4.750%, 07/01/19                   235            247
     Evergreen School District,
       Ser C, GO, FGIC
       Pre-Refunded @ 101 (A)
       5.250%, 09/01/08                   200            215
     Fruitvale, School District, GO, FSA
       Callable 08/01/09 @ 102
       5.000%, 08/01/19                   200            214
     Golden State, Tobacco Settlement,
       Ser B, GO
       Pre-Refunded @ 100 (A)
       5.750%, 06/01/08                   250            267
       5.000%, 06/01/13                   350            380
     Hemet, Unified School District,
       Nutrition Center Project,
       COP, FSA
       Callable 04/01/07 @ 102
       5.750%, 04/01/17                   250            265
     Irvine Ranch, Water District,
       Improvement District No. 182,
       Ser A, GO (B) (C)
       2.770%, 11/15/13                   200            200
     Long Beach, Ser B, RB, FGIC
       Callable 05/15/14 @ 100
       5.000%, 05/15/16                   150            162
     Los Angeles County, Metropolitan
       Transportation Authority, 2nd Tier,
       Ser A, RB, MBIA
       Pre-Refunded @ 101 (A)
       6.000%, 07/01/06                   100            103

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 34
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Los Angeles County, Public
       Works Authority, Regional Park
       & Open Project, Ser A, RB
       Pre-Refunded @ 101 (A)
       5.500%, 10/01/07                  $325        $   344
     Los Angeles County, Public Works
       Finance Authority,
       Ser B, RB, MBIA
       Callable 09/01/06 @ 102
       5.250%, 09/01/14                   200            208
     Los Angeles County, Sanitation
       Districts Financing Authority,
       Capital Project, Ser A, RB, FSA
       Callable 10/01/13 @ 100
       5.000%, 10/01/15                   345            373
     Los Angeles, Harbor Development
       Project, Ser C, RB
       Callable 11/01/06 @ 101
       5.125%, 11/01/11                   180            186
     Los Angeles, Municipal
       Improvement Authority,
       Central Library Project,
       Ser A, RB, MBIA
       5.250%, 06/01/13                   230            255
     Los Angeles, Property Tax
       Project, Ser A, GO, MBIA
       4.000%, 09/01/09                   250            259
     Los Angeles, Sanitation
       Equipment Authority,
       Ser A, RB, MBIA
       4.000%, 02/01/07                   100            102
     Los Angeles, Wastewater
       Systems Authority, RB, FSA
       4.500%, 06/01/09                   250            262
     Los Angeles, Water &
       Power Authority, Power Systems
       Project, Ser AA1, RB, FSA
       Callable 07/01/11 @ 100
       5.250%, 07/01/20                   250            268
     Los Angeles, Water &
       Power Authority, Power
       Systems Project,
       Ser AA1, RB, MBIA
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                   200            218
     M-S-R Public Power,
       Ser G, RB, MBIA
       Callable 07/01/07 @ 101
       5.250%, 07/01/11                   100            104
     Oakland, Redevelopment Agency,
       Central District Redevelopment,
       TA, AMBAC
       6.000%, 02/01/07                   300            312

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Oakland, State Building Authority,
       Elihu M Harris Project,
       Ser A, RB, AMBAC
       Callable 04/01/08 @ 101
       5.500%, 04/01/14                  $100        $   106
     Orange County, Recovery
       Certificate Authority,
       Ser A, COP, MBIA
       6.000%, 07/01/06                   250            256
     Pasadena, Electric Improvements
       Authority, RB, FSA
       4.500%, 06/01/07                   160            164
     Pinole, Redevelopment Agency
       Project, TA, FSA
       Callable 08/01/09 @ 101
       5.250%, 08/01/14                   100            108
     Riverside, Water Authority, RB
       Callable 10/01/08 @ 101
       5.375%, 10/01/12                   100            107
     Sacramento County, Sanitation
       District Funding Authority,
       RB, ETM
       Callable 12/01/05 @ 100
       5.000%, 12/01/07                   100            103
     Sacramento, City Unified
       School District, Ser A, GO, FSA
       4.250%, 07/01/09                    75             78
     Sacramento, Municipal Utility
       District, Ser R, RB, MBIA
       5.000%, 08/15/19                   425            452
     Saddleback, Community College
       District, 1996 Capital Improvement
       Financing Project, COP, MBIA
       Callable 06/01/06 @ 102
       5.500%, 06/01/15                   500            518
     San Bernardio, Community
       College District, Election
       2002 Project, Ser B, GO, MBIA
       Pre-Refunded @ 100 (A)
       5.250%, 08/01/14                   750            837
     San Diego County, Edgemoor &
       Regional Systems Projects,
       COP, AMBAC
       Callable 02/01/15 @ 100
       5.000%, 02/01/18                   500            533
     San Diego County, North County
       Regional Center for Expansion,
       COP, AMBAC
       Callable 11/15/06 @ 102
       5.250%, 11/15/14                   100            105

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 35
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     San Diego, University School
       District, Capital Appreciation-
       Election 1998 Project,
       Ser D, GO, FGIC
       Callable 07/01/12 @ 101
       5.250%, 07/01/24                  $135        $   149
     San Diego, University School
       District, Election 1998 Project,
       Ser E, GO, FSA
       Callable 07/01/13 @ 101
       5.250%, 07/01/16                   100            110
     San Francisco (City & County),
       Building Authority, Department
       of General Services & Leasing,
       Ser A, RB
       5.000%, 10/01/13                   400            431
     San Francisco (City & County),
       Public Utility Authority,
       Ser A, RB, MBIA
       Callable 11/01/06 @ 101.5
       5.000%, 11/01/17                   375            388
     San Jose, University School
       District, Ser A, GO, FSA
       Callable 08/01/11 @ 101
       5.375%, 08/01/19                   150            165
     Sanger, Public Financing
       Authority, Utilities Systems
       Financing Project, Ser A, RB,
       AMBAC,
       Pre-Refunded @ 102 (A)
       5.700%, 01/01/06                   325            334
     Sanger, Unified School District,
       GO, MBIA
       5.350%, 08/01/15                   250            276
     Santa Monica, Public Safety
       Facilities Project, RB,
       Callable 07/01/09 @ 101
       5.250%, 07/01/14                   100            108
     Solano County, COP, MBIA
       Callable 11/01/12 @ 100
       5.250%, 11/01/14                   100            110
     Southern California, Metropolitan
       Water District Authority,
       Ser A, RB
       5.750%, 07/01/21                   280            329
     Southern California, Metropolitan
       Water District Authority,
       Ser C-1, RB (C)
       2.950%, 07/01/36                   200            200
     Southern California, Public
       Power Authority, Southern
       Transmission Project,
       Sub-Ser A, RB, FSA
       Callable 07/01/12 @ 100
       5.250%, 07/01/16                   200            219

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Wiseburn, School District,
       Ser A, GO, FGIC
       4.200%, 08/01/07                  $125        $   128
     -------------------------------------------------------
     TOTAL CALIFORNIA                                 20,097
     =======================================================

     COLORADO [2.7%]
     Fremont Custer & El Paso
       Counties, School District
       Number 02, GO, FSA
       Callable 12/01/13 @ 100
       5.250%, 12/01/18                   200            219
     Lakewood, COP, AMBAC
       Callable 12/01/10 @ 100
       5.500%, 12/01/12                   400            438
     -------------------------------------------------------
     TOTAL COLORADO                                      657
     =======================================================

     GEORGIA [0.9%]
     Georgia State, Metropolitan
       Atlanta Rapid Transportation
       Authority, Second Indenture
       Project, Ser A, RB, MBIA
       6.250%, 07/01/07                   200            211
     =======================================================

     ILLINOIS [1.6%]
     Illinois State, Development
       Finance Authority,
       Revolving Fund-Master
       Trust, RB
       Callable 09/01/12 @ 100
       5.500%, 09/01/13                   250            278
     Illinois State, Ser A, GO
       Callable 10/01/13 @ 100
       5.000%, 10/01/16                   100            107
     -------------------------------------------------------
     TOTAL ILLINOIS                                      385
     =======================================================

     MICHIGAN [1.1%]
     Michigan State, Building
       Authority, Facilities Project,
       Ser II, RB,
       Pre-Refunded @ 101 (A)
       5.000%, 10/15/07                   250            262
     =======================================================

     TEXAS [2.7%]
     Harris County, Flood Control
       District, Ser A, GO
       5.000%, 10/01/06                   300            306

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 36
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     San Angelo, Waterworks &
       Sewer System Authority,
       Refunding & Improvements
       Projects, RB, FSA
       Callable 04/01/11 @ 100
       5.250%, 04/01/19                  $100        $   108
     Texas State, TRAN
       4.500%, 08/31/06                   250            253
     -------------------------------------------------------
     TOTAL TEXAS                                         667
     =======================================================

     UTAH [0.6%]
     Central, Water Conservancy
       District, Ser D, GO
       Callable 04/01/09 @ 100
       4.600%, 04/01/12                   140            145
     =======================================================

     WASHINGTON [1.0%]
     King County, School District
       Number 414, GO, MBIA
       Callable 12/01/12 @ 100
       5.750%, 12/01/14                   225            255
     =======================================================

     PUERTO RICO [2.3%]
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser CC, RB, MBIA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/09                   100            105
     Puerto Rico, Municipal Finance
       Agency, Ser A, RB, FSA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/10                   130            137
     Puerto Rico, Public Buildings
       Authority, Government
       Facilities Project, Ser J,
       RB, AMBAC
       Callable 07/01/12 @ 100
       5.000%, 07/01/36                   300            325
     -------------------------------------------------------
     TOTAL PUERTO RICO                                   567
     =======================================================


         TOTAL MUNICIPAL BONDS
           (Cost $23,559)                             23,514
         ===================================================



DESCRIPTION                            SHARES    VALUE (000)
------------------------------------------------------------

CASH EQUIVALENT [1.8%]
     Federated California Municipal
       Money Market Fund, Cl I        432,115        $   432
     -------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $432)                                   432
         ===================================================

         TOTAL INVESTMENTS [98.7%]
           (Cost $23,991)                             23,946
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Income Distributions Payable                        (41)
     Payable for Fund Shares Redeemed                     (7)
     Shareholder Servicing & Distribution
         Fees Payable                                     (5)
     Investment Advisory Fees Payable                     (3)
     Administration Fees Payable                          (1)
     Other Assets and Liabilities, Net                   366
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [1.3%]             309
         ===================================================


     NET ASSETS [100.0%]                             $24,255
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $24,213
     Accumulated net realized gain on investments         87
     Net unrealized depreciation on investments          (45)
     -------------------------------------------------------

     NET ASSETS                                      $24,255
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($22,768,251 / 2,219,408 shares)               $10.26
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,487,030 / 144,572 shares)                  $10.29
     =======================================================

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & Return Anticipation Note
XLCA -- XL Capital Assurance

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 37
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
74.4% Industrials
 6.4% Telephone
 5.8% Financials
 5.2% Utilities
 4.4% Gas Transmission
 1.9% Short-Term Investments
 1.8% Transportation
 0.1% Common Stock

*Percentages based on total investments.

------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

CORPORATE BONDS [97.5%]
     ADVERTISING [8.7%]
     Advanstar Communications
       10.750%, 08/15/10                 $100        $   112
     Albritton Communications
       7.750%, 12/15/12                   150            149
     Bear Creek (A)
       9.000%, 03/01/13                   150            155
     Cablevision Systems, Ser B
       8.000%, 04/15/12                   225            218
     CCO Holdings
       8.750%, 11/15/13                   250            247
     Charter Communications Holdings
       10.250%, 09/15/10                  400            410
     Coleman Cable
       9.875%, 10/01/12                   100             88
     CSC Holdings (A)
       7.625%, 07/15/18                   100             93
       7.000%, 04/15/12                   300            283
     Dobson Cellular Systems
       9.875%, 11/01/12                   230            252
     Echostar DBS
       6.625%, 10/01/14                   200            198
     Fisher Communication
       8.625%, 09/15/14                   150            160
     General Cable
       9.500%, 11/15/10                   100            105
     Gray Television
       9.250%, 12/15/11                   100            108
     Insight Communications (B)
       10.658%, 02/15/11                  100            102
     Interep National Radio Sales, Ser B
       10.000%, 07/01/08                   75             60
     Kabel Deutschland (A)
       10.625%, 07/01/14                  200            221
     Mediacom Capital
       7.875%, 02/15/11                   150            142
     Nexstar Finance Holdings (B)
       11.620%, 04/01/13                  200            148


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Olympus Communications, Ser B (D)
       10.625%, 11/15/06                 $100        $   140
     RH Donnelley
       6.875%, 01/15/13                   200            190
     Telenet Group Holding (A) (B)
       9.283%, 06/15/14                   150            123
     Videotron Ltee
       6.875%, 01/15/14                   100            103
     -------------------------------------------------------
     TOTAL ADVERTISING                                 3,807
     =======================================================

     AEROSPACE & DEFENSE [1.0%]
     Esterline Technologies
       7.750%, 06/15/13                   100            105
     L-3 Communications
       5.875%, 01/15/15                   200            194
     Sequa, Ser B
       8.875%, 04/01/08                   150            156
     -------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           455
     =======================================================

     AGRICULTURE [0.4%]
     American Rock Salt
       9.500%, 03/15/14                   150            153
     =======================================================

     AIRLINES [0.4%]
     American Airlines, Ser 2001-2
       7.800%, 04/01/08                   200            191
     =======================================================

     ALUMINUM [0.3%]
     Novelis (A)
       7.250%, 02/15/15                   150            142
     =======================================================

     APPAREL/TEXTILES [0.4%]
     Levi Strauss
       9.750%, 01/15/15                   100            102
     Phillips-Van Heusen
       7.250%, 02/15/11                    75             75
     -------------------------------------------------------
     TOTAL APPAREL/TEXTILES                              177
     =======================================================

     AUTO RENT & LEASE [0.7%]
     Rent-way
       11.875%, 06/15/10                  100            110
     United Rentals
       7.750%, 11/15/13                   100             96
       6.500%, 02/15/12                    90             87
     -------------------------------------------------------
     TOTAL AUTO RENT & LEASE                             293
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 38
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     AUTOPARTS [1.7%]
     Accuride
       8.500%, 02/01/15                  $150        $   147
     Dura Operating, Ser D
       9.000%, 05/01/09                    75             52
     Group 1 Automotive
       8.250%, 08/15/13                   100             98
     Metaldyne (A)
       10.000%, 11/01/13                  100             87
     Tenneco Automotive
       8.625%, 11/15/14                   150            151
     TRW Automotive
       11.000%, 02/15/13                   98            111
     Visteon
       8.250%, 08/01/10                   100             95
     -------------------------------------------------------
     TOTAL AUTOPARTS                                     741
     =======================================================

     BUILDING & CONSTRUCTION [4.2%]
     Ainsworth Lumber
       7.250%, 10/01/12                   100             94
       6.750%, 03/15/14                   100             90
     Beazer Homes USA
       8.375%, 04/15/12                   100            105
     Brand Services
       12.000%, 10/15/12                  150            159
     DR Horton
       5.625%, 01/15/16                   125            120
     Goodman Global (A)
       7.875%, 12/15/12                    75             68
     International Utility Structures (D)
       10.750%, 02/01/08                  100             --
     K Hovnanian Enterprises (A)
       6.250%, 01/15/16                   100             93
     KB Home
       8.625%, 12/15/08                    50             53
       6.250%, 06/15/15                   200            194
     Nortek
       8.500%, 09/01/14                   200            184
     Panolam Industries (A)
       10.750%, 10/01/13                  250            247
     Ply Gem Industries
       9.000%, 02/15/12                   100             84
     RMCC Acquisition (A)
       9.500%, 11/01/12                   150            151
     Tech Olympic USA
       7.500%, 01/15/15                   100             91
     William Lyon Homes
       10.750%, 04/01/13                  100            108
     -------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                     1,841
     =======================================================

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     BUSINESS SERVICES [0.7%]
     Corrections
       7.500%, 05/01/11                  $100        $   103
     FTI Consulting (A)
       7.625%, 06/15/13                    50             51
     Geo Group
       8.250%, 07/15/13                   150            149
     -------------------------------------------------------
     TOTAL BUSINESS SERVICES                             303
     =======================================================

     CHEMICALS [4.4%]
     BCP Crystal US Holdings
       9.625%, 06/15/14                    45             50
     Crompton
       9.875%, 08/01/12                   100            114
     Crystal Holdings, Ser B (B)
       9.807%, 10/01/14                    73             51
     Equistar Chemicals
       10.625%, 05/01/11                  150            163
     IMC Global
       10.875%, 08/01/13                  100            118
     IMC Global, Ser B
       11.250%, 06/01/11                  100            110
     ISP Chemco, Ser B
       10.250%, 07/01/11                  100            108
     Lyondell Chemical
       10.500%, 06/01/13                  250            283
     Lyondell Chemical, Ser A
       9.625%, 05/01/07                   200            210
     Nalco
       7.750%, 11/15/11                   150            153
     Polymer Holdings (A) (B)
       11.245%, 07/15/14                  250            180
     PolyOne
       10.625%, 05/15/10                  100            103
     Rhodia
       10.250%, 06/01/10                  100            106
     Rockwood Specialties Group
       10.625%, 05/15/11                   73             80
     Terra Capital
       11.500%, 06/01/10                   65             74
     -------------------------------------------------------
     TOTAL CHEMICALS                                   1,903
     =======================================================

     CIRCUIT BOARDS [0.1%]
     Viasystems
       10.500%, 01/15/11                   50             49
     =======================================================

     COAL MINING [0.4%]
     Alpha Natural Resources
       10.000%, 06/01/12                  150            166
     =======================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 39
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------


     COMMERCIAL SERVICES [0.5%]
     Iron Mountain
       8.625%, 04/01/13                  $100        $   105
     The Brickman Group, Ser B
       11.750%, 12/15/09                  100            112
     -------------------------------------------------------
     TOTAL COMMERCIAL SERVICES                           217
     =======================================================

     COMPUTER SYSTEM DESIGN & SERVICES [0.8%]
     Unisys
       7.875%, 04/01/08                   100            101
     Xerox
       7.625%, 06/15/13                   250            266
     -------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES            367
     =======================================================

     CONSUMER PRODUCTS & SERVICES [3.8%]
     Ames True Temper (C)
       7.599%, 01/15/12                   100             93
     Amscan Holdings
       8.750%, 05/01/14                   150            131
     Gregg Appliances (A)
       9.000%, 02/01/13                   150            141
     Johnsondiversey Holdings (B)
       12.940%, 05/15/13                  200            148
     Johnsondiversey, Ser B
       9.625%, 05/15/12                   150            150
     Mail-Well I
       9.625%, 03/15/12                   100            107
     Prestige Brands
       9.250%, 04/15/12                    90             92
     Sealy Mattress
       8.250%, 06/15/14                   200            201
     Southern States Cooperative (A)
       10.500%, 11/01/10                  200            210
     Spectrum Brands
       7.375%, 02/01/15                   300            270
     WMG Holdings (B)
       9.073%, 12/15/14                   130             91
     -------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                1,634
     =======================================================

     CONTAINERS & PACKAGING [2.2%]
     Graham Packaging
       9.875%, 10/15/14                   100             96
     Intertape Polymer US
       8.500%, 08/01/14                    50             49
     Newark Group
       9.750%, 03/15/14                   200            178


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Owens-Brockway Glass Container
       6.750%, 12/01/14                  $100        $    96
     Owens-Illinois
       8.100%, 05/15/07                   100            102
     Plastipak Holdings
       10.750%, 09/01/11                  100            109
     Pliant
       13.000%, 06/01/10                  100             48
     Solo Cup
       8.500%, 02/15/14                   150            133
     US Can
       10.875%, 07/15/10                  150            158
     -------------------------------------------------------
     TOTAL CONTAINERS & PACKAGING                        969
     =======================================================

     DIVERSIFIED OPERATIONS [1.9%]
     Jacuzzi Brands
       9.625%, 07/01/10                   150            159
     Kansas City Southern
       9.500%, 10/01/08                   100            110
     Stena
       7.000%, 12/01/16                   200            185
     TD Funding
       8.375%, 07/15/11                   100            105
     Trinity Industries
       6.500%, 03/15/14                   200            197
     Werner Holdings, Ser A
       10.000%, 11/15/07                   95             59
     -------------------------------------------------------
     TOTAL DIVERSIFIED OPERATIONS                        815
     =======================================================

     ELECTRICAL PRODUCTS [6.5%]
     AES
       9.000%, 05/15/15 (A)               100            110
       7.750%, 03/01/14                   100            106
     Allegheny Energy Supply
       7.800%, 03/15/11                   200            219
     Aquila
       7.625%, 11/15/09                   100            105
     Calpine
       8.750%, 07/15/13 (A)               150            106
       8.500%, 07/15/10 (A)               200            143
       8.500%, 02/15/11                   100             53
     Calpine Generating (C)
       9.443%, 04/01/10                   200            202
     CMS Energy
       7.500%, 01/15/09                   100            105
     Edison Mission Energy
       7.730%, 06/15/09                   200            211

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 40
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     ESI Tractebel Acquisitions, Ser B
       7.990%, 12/30/11                  $ 65        $    68
     Freescale Semiconductors
       7.125%, 07/15/14                   200            213
     Motors & Gears, Ser D
       10.750%, 11/15/06                  150            143
     NRG Energy
       8.000%, 12/15/13                   123            131
     PSEG Energy Holdings
       7.750%, 04/16/07                   100            102
     Reliant Resources
       9.500%, 07/15/13                   200            221
     Sanmina-SCI
       10.375%, 01/15/10                  150            165
     Sierra Pacific Resources
       8.625%, 03/15/14                   200            220
     TECO Energy
       7.200%, 05/01/11                   100            106
     Texas Genco (A)
       6.875%, 12/15/14                   100            102
     -------------------------------------------------------
     TOTAL ELECTRICAL PRODUCTS                         2,831
     =======================================================

     ENTERTAINMENT [9.4%]
     AMC Entertainment
       9.875%, 02/01/12                   100             96
       9.500%, 02/01/11                    72             68
     Ameristar Casinos
       10.750%, 02/15/09                  100            107
     Argosy Gaming
       7.000%, 01/15/14                   200            222
     Aztar
       9.000%, 08/15/11                   100            106
     Bombardier Recreational Products
       8.375%, 12/15/13                   150            157
     Carmike Cinemas
       7.500%, 02/15/14                   200            173
     Chukchansi Economic
       Development Authority (A)
       14.500%, 06/15/09                  150            181
     Cinemark USA
       9.000%, 02/01/13                   100            103
     Circus & Eldorado Joint Venture/
       Silver Legacy Capital
       10.125%, 03/01/12                  150            157
     Herbst Gaming
       8.125%, 06/01/12                   150            157
     Inn of the Mountain Gods
       12.000%, 11/15/10                  100            113
     Isle of Capri Casinos
       7.000%, 03/01/14                   200            192

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Kerzner International (A)
       6.750%, 10/01/15                  $200        $   194
     Leslie's Poolmart
       7.750%, 02/01/13                   100            101
     Majestic Star Casino
       9.500%, 10/15/10                   200            198
     MGM Mirage
       8.500%, 09/15/10                   200            217
       6.750%, 09/01/12                   100            102
       6.000%, 10/01/09                   100             99
     Mohegan Tribal Gaming Authority
       7.125%, 08/15/14                   150            155
     MTR Gaming Group, Ser B
       9.750%, 04/01/10                   200            216
     NCL (A)
       11.625%, 07/15/14                  100            105
     OED/Diamond Jo
       8.750%, 04/15/12                   100             98
     Penn National Gaming
       8.875%, 03/15/10                   100            105
       6.875%, 12/01/11                   100            101
     Six Flags
       9.750%, 04/15/13                   150            148
     Speedway Motorsports
       6.750%, 06/01/13                   100            103
     Station Casinos
       6.875%, 03/01/16                    50             51
     Waterford Gaming (A)
       8.625%, 09/15/12                   122            130
     Windsor Woodmount
       Black Hawk, Ser B (D)
       13.000%, 03/15/05                   18              1
     Wynn Las Vegas
       6.625%, 12/01/14                   150            143
     -------------------------------------------------------
     TOTAL ENTERTAINMENT                               4,099
     =======================================================

     FINANCIAL SERVICES [2.1%]
     General Motors Acceptance
       8.000%, 11/01/31                   225            196
       6.750%, 12/01/14                   675            587
     JSG Funding
       7.750%, 04/01/15                   150            128
     -------------------------------------------------------
     TOTAL FINANCIAL SERVICES                            911
     =======================================================

     FOOD, BEVERAGE & TOBACCO [4.6%]
     Chiquita Brands International
       7.500%, 11/01/14                   100             94
     Del Monte
       8.625%, 12/15/12                    50             54

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 41
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Dominos
       8.250%, 07/01/11                  $ 75        $    79
     Friendly Ice Cream
       8.375%, 06/15/12                   200            189
     General Nutrition Center
       8.500%, 12/01/10                   150            128
     Land O' Lakes
       8.750%, 11/15/11                   100            105
     Le-Natures (A)
       10.000%, 06/15/13                  150            162
     Leiner Health Products
       11.000%, 06/01/12                  100             85
     National Beef Packaging
       10.500%, 08/01/11                  100            104
     National Wine & Spirits
       10.125%, 01/15/09                  100            101
     Pinnacle Foods
       8.250%, 12/01/13                   150            142
     RJ Reynolds Tobacco Holdings (A)
       6.500%, 07/15/10                   100            100
     Smithfield Foods, Ser B
       8.000%, 10/15/09                   350            370
     Swift
       12.500%, 01/01/10                  200            218
     WH Holdings/WH Capital
       9.500%, 04/01/11                    60             64
     -------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                    1,995
     =======================================================

     FORESTRY [0.1%]
     Tembec Industries
       7.750%, 03/15/12                   100             63
     =======================================================

     MACHINERY [1.4%]
     Case New Holland
       9.250%, 08/01/11                   100            106
     Cummins
       9.500%, 12/01/10                   150            163
     Dresser-Rand Group (A)
       7.375%, 11/01/14                   133            138
     Resolution Performance Products
       13.500%, 11/15/10                  100            106
     Terex
       7.375%, 01/15/14                   100            101
     -------------------------------------------------------
     TOTAL MACHINERY                                     614
     =======================================================

     MEDICAL [3.6%]
     Alpharma
       8.625%, 05/01/11                   150            154
     Bio-Rad Laboratories
       7.500%, 08/15/13                   100            106


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Biovail
       7.875%, 04/01/10                  $100        $   104
     CDRV Investors (B)
       11.681%, 01/01/15                  200            114
     Concentra Operating
       9.500%, 08/15/10                   100            105
     Davita
       7.250%, 03/15/15                    50             51
     Extendicare Health
       6.875%, 05/01/14                   100             98
     Genesis Healthcare
       8.000%, 10/15/13                   100            108
     MQ Associates (B)
       14.200%, 08/15/12                  150             95
     Mylan Laboratories (A)
       5.750%, 08/15/10                   150            150
     Pacificare Health Systems
       10.750%, 06/01/09                   65             70
     Tenet Healthcare (A)
       9.250%, 02/01/15                   200            202
     Universal Hospital Services
       10.125%, 11/01/11                  200            205
     -------------------------------------------------------
     TOTAL MEDICAL                                     1,562
     =======================================================

     MEDICAL PRODUCTS & SERVICES [0.5%]
     Rural (A)
       9.875%, 03/15/15                   100            106
     Vanguard Health Holding
       9.000%, 10/01/14                   100            107
     -------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                   213
     =======================================================

     METALS [0.4%]
     Southern Peru Cooper (A)
       6.375%, 07/27/15                   175            176
     =======================================================

     MISCELLANEOUS BUSINESS SERVICES [1.9%]
     Allied Escrow Security
       11.375%, 07/15/11                  150            149
     Carriage Services
       7.875%, 01/15/15                   200            207
     CCM Merger (A)
       8.000%, 08/01/13                   125            126
     Integrated Alarm Services Group (A)
       12.000%, 11/15/11                  100            102
     Nell Af Sarl (A)
       8.375%, 08/15/15                   250            244
     -------------------------------------------------------
     TOTAL MISCELLANEOUS BUSINESS SERVICES               828
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 42
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     MISCELLANEOUS MANUFACTURING [0.9%]
     Aearo
       8.250%, 04/15/12                  $150        $   150
     KI Holdings (B)
       9.675%, 11/15/14                   250            171
     Maax Holdings (A) (B)
       19.831%, 12/15/12                  200             84
     -------------------------------------------------------
     TOTAL MISCELLANEOUS MANUFACTURING                   405
     =======================================================

     PAPER & RELATED PRODUCTS [3.1%]
     Abitibi-Consolidated
       7.750%, 06/15/11                   100             98
     Appleton Papers
       9.750%, 06/15/14                   100             96
     Georgia-Pacific
       9.375%, 02/01/13                   400            446
       7.700%, 06/15/15                   100            110
     JSG Funding
       9.625%, 10/01/12                   100            101
     Neenah Paper
       7.375%, 11/15/14                   150            144
     Norampac
       6.750%, 06/01/13                   100            100
     Norske Skog Canada
       7.375%, 03/01/14                   250            238
     -------------------------------------------------------
     TOTAL PAPER & RELATED PRODUCTS                    1,333
     =======================================================

     PETROLEUM & FUEL PRODUCTS [10.6%]
     Belden & Blake
       8.750%, 07/15/12                   150            157
     Chesapeake Energy
       6.875%, 01/15/16                   200            205
       6.250%, 01/15/18                   100             98
     Citgo Petroleum
       6.000%, 10/15/11                   200            200
     Comstock Resources
       6.875%, 03/01/12                   150            151
     Dynegy Holdings
       10.125%, 07/15/13 (A)              150            167
       6.875%, 04/01/11                   100             98
     El Paso
       7.000%, 05/15/11                   275            274
     El Paso Natural Gas
       7.625%, 08/01/10                   150            156
     El Paso Production Holding
       7.750%, 06/01/13                   200            209
     Forest Oil
       8.000%, 06/15/08                   150            159
       8.000%, 12/15/11                   100            110


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Frontier Oil
       6.625%, 10/01/11                  $150       $    155
     Giant Industries
       8.000%, 05/15/14                   200            209
     Pacific Energy
       7.125%, 06/15/14                   100            104
       6.250%, 09/15/15 (A)               250            251
     Parker Drilling
       9.625%, 10/01/13                   150            171
     Plains Exploration & Production
       8.750%, 07/01/12                   150            162
     Pogo Producing (A)
       6.875%, 10/01/17                   300            304
     Pride International
       7.375%, 07/15/14                   100            109
     Range Resources
       6.375%, 03/15/15                    50             50
     Swift Energy
       7.625%, 07/15/11                   100            103
     Vintage Petroleum
       7.875%, 05/15/11                   100            104
     Whiting Petroleum (A)
       7.000%, 02/01/14                   300            304
     Williams
       8.125%, 03/15/12                   400            437
       7.625%, 07/15/19                    50             54
       6.375%, 10/01/10 (A)               150            149
     -------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   4,650
     =======================================================

     PRINTING & PUBLISHING [2.9%]
     American Color Graphics
       10.000%, 06/15/10                  100             74
     Canwest Media
       10.625%, 05/15/11                  100            109
     Dex Media (B)
       8.480%, 11/15/13                   200            157
     Dex Media East
       9.875%, 11/15/09                   100            109
     Dex Media West, Ser B
       8.500%, 08/15/10                   100            106
     Emmis Operating
       6.875%, 05/15/12                   150            149
     Haights Cross Operating
       11.750%, 08/15/11                  200            219
     JII Holdings
       13.000%, 04/01/07                   70             62
     Primedia
       8.000%, 05/15/13                   100            101
     Sheridan Group
       10.250%, 08/15/11                  150            156
     -------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                       1,242
     =======================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 43
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     REAL ESTATE INVESTMENT TRUST [0.3%]
     Host Marriott, Ser O
       6.375%, 03/15/15                  $150        $   145
     =======================================================

     RETAIL [3.4%]
     Asbury Automotive Group
       9.000%, 06/15/12                   150            151
     Autonation
       9.000%, 08/01/08                   100            108
     Delhaize America
       8.125%, 04/15/11                   125            135
     Denny's Holdings
       10.000%, 10/01/12                  150            150
     JC Penney, Ser A, MTN
       6.875%, 10/15/15                   175            188
     Jean Countu Group
       8.500%, 08/01/14                   150            149
     Mortons Restaurant Group
       7.500%, 07/01/10                   150            148
     Movie Gallery
       11.000%, 05/01/12                  100             89
     Pantry
       7.750%, 02/15/14                   100            100
     Rite Aid
       8.125%, 05/01/10                   100            102
     True Temper Sports
       8.375%, 09/15/11                   150            140
     -------------------------------------------------------
     TOTAL RETAIL                                      1,460
     =======================================================

     RUBBER & PLASTIC [0.3%]
     Goodyear Tire & Rubber (A)
       9.000%, 07/01/15                   150            148
     =======================================================

     SEMI-CONDUCTORS [1.5%]
     Advanced Micro Devices
       7.750%, 11/01/12                   100            102
     Amkor Technologies
       7.750%, 05/15/13                   250            214
     Fisher Scientific International
       6.750%, 08/15/14                   150            157
       6.125%, 07/01/15 (A)               100            100
     Flextronics International
       6.250%, 11/15/14                   100            100
     -------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                               673
     =======================================================

     STEEL & STEEL WORKS [1.2%]
     AK Steel
       7.875%, 02/15/09                   115            112
       7.750%, 06/15/12                   150            138


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Gerdau Ameristeel
       10.375%, 07/15/11                 $100        $   111
     International Steel Group
       6.500%, 04/15/14                   150            149
     -------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                           510
     =======================================================

     TELEPHONES & TELECOMMUNICATIONS [8.3%]
     Airgate PCS (A)
       9.375%, 09/01/09                   100            105
     American Cellular, Ser B
       10.000%, 08/01/11                  150            163
     American Tower
       7.125%, 10/15/12                   150            157
     Centennial Communications
       10.125%, 06/15/13                  100            113
       8.125%, 02/01/14                    50             53
     Cincinnati Bell
       8.375%, 01/15/14                   185            182
     Dobson Communications (A) (C)
       8.100%, 10/15/12                   250            247
     Insight Midwest
       9.750%, 10/01/09                   150            153
     IPCS
       11.500%, 05/01/12                  150            173
     IWO Escrow (B)
       9.531%, 01/15/15                   100             70
     Nextel Communications, Ser D
       7.375%, 08/01/15                   350            375
     Nextel Partners
       8.125%, 07/01/11                   150            162
     PanAmSat
       9.000%, 08/15/14                    96            101
     Qwest
       7.625%, 06/15/15 (A)               564            576
       5.625%, 11/15/08                   100             99
     Rogers Wireless
       9.625%, 05/01/11                   100            116
       7.250%, 12/15/12                    50             53
     Rural Cellular
       9.750%, 01/15/10                   200            202
     SBA Telecommunications (B)
       7.651%, 12/15/11                   117            106
     Time Warner Telecom Holdings
       9.250%, 02/15/14                   100            101
     Triton PCS
       8.500%, 06/01/13                   150            143
     UbiquiTel Operating
       9.875%, 03/01/11                   150            167
     -------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,617
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 44
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONCLUDED)


DESCRIPTION          FACE AMOUNT (000)/SHARES    VALUE (000)
------------------------------------------------------------


     TRANSPORTATION SERVICES [1.2%]
     American Commercial Lines
       9.500%, 02/15/15                  $150        $   162
     H-Lines Finance Holdings (A) (B)
       9.677%, 04/01/13                   200            166
     Ship Finance
       8.500%, 12/15/13                   200            195
     -------------------------------------------------------
     TOTAL TRANSPORTATION SERVICES                       523
     =======================================================

     WASTE DISPOSAL [0.5%]
     Allied Waste
       7.375%, 04/15/14                   250            235
     =======================================================

     WHOLESALE [0.2%]
     Collins & Aikman Floor Cover, Ser B
       9.750%, 02/15/10                   100             97
     =======================================================

         TOTAL CORPORATE BONDS
           (Cost $42,200)                             42,553
         ===================================================

COMMON STOCK [0.2%]
     Commercial Services [0.0%]
     Magellan Health Services*             69              3
     =======================================================

     RETAIL [0.2%]
     Crunch Equity Holding*                56             61
     =======================================================

         TOTAL COMMON STOCK
           (Cost $62)                                     64
         ===================================================

CASH EQUIVALENTS [1.8%]
     Evergreen Select Money Market,
       Institutional Class            361,483            361
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                           437,407            437
     -------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $798)                                   798
         ===================================================

WARRANTS [0.0%]
     Dayton Superior,
       Expires 06/15/09 (A)               100             --
     Diva Systems,
       Expires 03/01/08 (A)               600             --
     Pliant, Expires 06/01/10 (A)         100             --
     -------------------------------------------------------

         TOTAL WARRANTS
           (Cost $0)                                      --
         ===================================================


DESCRIPTION                                      VALUE (000)
------------------------------------------------------------

         TOTAL INVESTMENTS [99.5%]
           (Cost $43,060)                            $43,415
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Payable for Investments Purchased                  (300)
     Income Distribution Payable                        (118)
     Investment Advisory Fees Payable                    (24)
     Shareholder Servicing & Distribution
         Fees Payable                                    (15)
     Administration Fees Payable                          (2)
     Other Assets and Liabilities, Net                   660
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.5%]             201
         ===================================================


     NET ASSETS [100.0%]                             $43,616
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                            $44,498
     Accumulated net realized loss on investments     (1,237)
     Net unrealized appreciation on investments          355
     -------------------------------------------------------

     NET ASSETS                                      $43,616
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($22,588,357 / 2,497,813 shares)                $9.04
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($21,027,468 / 2,325,437 shares)                $9.04
     =======================================================

* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. SECURITY CONSIDERED LIQUID. ON SEPTEMBER 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $7,423 (000), REPRESENTING 17.0% OF THE NET ASSETS OF THE FUND.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005.
(D)  IN DEFAULT ON INTEREST PAYMENTS
CL -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 45
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
52.3%  Commercial Paper
33.6%  Repurchase Agreements
11.2%  U.S. Government Agency Obligations
 2.9%  Certificate of Deposit

*Percentages based on total investments.

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

COMMERCIAL PAPER (A) [52.4%]
ASSET-BACKED SECURITIES [20.0%]
     Barton Capital (C)
       3.740%, 10/11/05                $25,000      $ 24,974
     Eiffel Funding (C)
       3.711%, 10/13/05                 20,000        19,975
     Laguna (C)
       3.650%, 10/07/05                 25,000        24,985
     Premier Asset (C)
       3.560%, 10/25/05                 25,000        24,941
     Ranger Funding (C)
       3.600%, 10/05/05                 25,000        24,990
     Siemens Capital
       3.730%, 10/03/05                 25,000        24,995
     Windmill Funding (C)
       3.610%, 10/12/05                 25,000        24,972
     -------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES                   169,832
     =======================================================

     BANKS [17.7%]
     Bank of America
       3.580%, 10/04/05                 25,000        24,992
     Barclays Bank
       3.590%, 10/11/05                 25,000        24,975
     National Australia Funding
       3.740%, 10/06/05                 25,000        24,987
     Rabobank USA Financial
       3.765%, 10/05/05                 25,000        24,990
     Societe Generale
       3.613%, 10/11/05                 25,000        24,975
     UBS Finance
       3.600%, 10/17/05                 25,000        24,960
     -------------------------------------------------------
     TOTAL BANKS                                     149,879
     =======================================================

     FINANCE AUTO LOANS [5.9%]
     American Honda Finance
       3.570%, 10/04/05                 25,000        24,993
     Toyota Motor Credit
       3.610%, 10/06/05                 25,000        24,987
     -------------------------------------------------------
     TOTAL FINANCE AUTO LOANS                         49,980
     =======================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     FINANCIAL SERVICES [5.9%]
     General Electric Capital
       3.740%, 10/07/05                $25,000      $ 24,985
     Morgan Stanley
       3.800%, 10/06/05                 25,000        24,987
     -------------------------------------------------------
     TOTAL FINANCIAL SERVICES                         49,972
     =======================================================


INSURANCE [2.9%]
     Prudential Funding
       3.710%, 10/27/05                 25,000        24,933
     =======================================================


         TOTAL COMMERCIAL PAPER
           (Cost $444,596)                           444,596
     =======================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [11.2%]
     FHLB
       3.070%, 02/13/06                  5,000         5,000
       4.050%, 09/29/06                  5,000         5,000
     FHLB (B)
       3.600%, 05/24/06                 10,000        10,000
       3.550%, 06/22/06                  5,000         5,000
       3.550%, 07/11/06                  5,000         5,000
       3.500%, 08/09/06                  5,000         5,000
       3.625%, 08/11/06                  5,000         5,000
       3.700%, 09/13/06                  5,000         5,000
     FHLMC, MTN
       2.570%, 12/06/05                 10,000        10,000
       2.980%, 02/03/06                  5,000         5,000
       3.050%, 02/28/06                 10,000        10,000
     FHLMC, MTN (B)
       3.250%, 03/21/06                  5,000         5,000
       3.600%, 04/12/06                  5,000         5,000
       3.375%, 05/15/06                  5,000         5,000
     FNMA (B)
       3.200%, 06/21/06                 10,000        10,000
     -------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $95,000)                             95,000
     =======================================================

CERTIFICATE OF DEPOSIT [3.0%]
     First Tennessee Bank
       3.760%, 10/20/05                 25,000        25,000
     -------------------------------------------------------

         TOTAL CERTIFICATE OF DEPOSIT
           (Cost $25,000)                             25,000
     =======================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 46
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND (CONCLUDED)


DESCRIPTION          SHARES/FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

CASH EQUIVALENT [0.0%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                             86,334      $     86
     -------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $86)                                     86
     =======================================================

REPURCHASE AGREEMENTS (D) [33.6%]
     Banc of America
       3.850%, date 09/30/05,
       repurchased on 10/03/05,
       repurchase price $75,024,062
       (collateralized by U.S.
       Government obligations,
       par value $90,687,175,
       5.000%, 06/01/34 with
       total market value
       $76,500,000)                    $75,000        75,000
     Barclay Bank
       3.870%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price, $85,427,542
       (collateralized by U.S.
       Government obligation,
       par value $22,853,673,
       5.500%, 02/01/34; with total
       market value $87,108,000)        85,400        85,400
     Bear Stearns
       3.900%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $75,024,375
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $5,315,000-$12,589,774,
       5.000%-7.000%, 12/01/32-
       12/01/34; with total
       market value $76,500,000)        75,000        75,000
     Nomura Bank
       4.000%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $50,016,667
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $1,369,065-$39,492,707,
       4.264%-4.657%, 12/01/34-
       08/01/35; with total
       market value $51,000,001)        50,000        50,000
     -------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
           (Cost $285,400)                           285,400
         ===================================================

         TOTAL INVESTMENTS [100.2%]
           (Cost $850,082)                           850,082
         ===================================================


DESCRIPTION                                       VALUE (000)
------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
     Income Distributions Payable                   $ (1,626)
     Shareholder Servicing & Distribution
         Fees Payable                                   (299)
     Investment Advisory Fees Payable                   (175)
     Administration Fees Payable                         (40)
     Other Assets and Liabilities, Net                   405
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-0.2%]         (1,735)
         ===================================================


     NET ASSETS [100.0%]                            $848,347
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
       $0.01 par value)                             $848,749
     Accumulated net realized loss on investments       (402)
     -------------------------------------------------------

     NET ASSETS                                     $848,347
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($332,392,777 / 332,528,445 shares)             $1.00
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($312,451,764 / 312,721,135 shares)             $1.00
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($203,502,112 / 203,592,401 shares)             $1.00
     =======================================================

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. SECURITY CONSIDERED LIQUID. ON SEPTEMBER 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $144,837 (000), REPRESENTING 17.1% OF THE NET ASSETS OF THE FUND.
(D)  TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 47
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:

59.6% U.S. Government Agency Obligations
40.4% Repurchase Agreements

* Percentages are based on total investments.

------------------------------------------------------------
DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [59.5%]
     FFCB
       3.550%, 10/04/05               $ 50,000    $   49,985
     FHLB
       2.400%, 11/08/05                 10,000        10,000
       3.070%, 02/13/06                 20,000        20,000
       3.600%, 05/24/06                 18,215        18,208
       3.500%, 08/09/06                 27,395        27,395
       3.625%, 08/11/06                 25,000        25,000
       3.700%, 09/13/06                 25,000        25,000
       4.050%, 09/29/06                 25,000        25,000
     FHLB (A)
       3.180%, 10/03/05                275,000       274,946
       3.570%, 10/04/05                100,000        99,970
       3.520%, 10/05/05                244,162       244,065
     FHLB (B)
       3.550%, 06/22/06                 20,000        20,000
       3.550%, 07/11/06                 25,000        25,000
       3.650%, 08/25/06                 25,000        25,000
     FHLMC, MTN
       2.350%, 10/27/05                 25,000        25,000
       2.400%, 11/02/05                 35,000        35,000
       2.570%, 12/06/05                 35,000        35,000
       2.740%, 12/16/05                 25,000        25,000
       2.980%, 02/03/06                 20,000        20,000
       3.050%, 02/28/06                 25,000        25,000
     FHLMC, MTN (B)
       3.250%, 03/21/06                 25,000        25,000
       3.600%, 04/12/06                 25,000        25,000
       3.375%, 05/15/06                 25,000        25,000
     FNMA (A)
       3.590%, 10/03/05                100,000        99,980
     FNMA (B)
       3.375%, 05/05/06                 25,000        25,000
       3.200%, 06/21/06                 20,000        20,000
       3.500%, 07/26/06                 10,000        10,000
     -------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $1,284,549)                       1,284,549
     =======================================================

REPURCHASE AGREEMENTS (C) [40.5%]
     Bank of America
       3.850%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $150,048,125
       (collaterized by U.S.
       Government obligations,
       ranging in par value
       $17,543,031-$73,947,041,
       4.986%-5.000%, 03/01/35-
       09/01/35; with total
       market value $153,000,001)      150,000       150,000


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------

     Barclay Bank
       3.870%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $171,455,277
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $53,096,668-$112,954,858,
       4.500%-5.500%, 11/01/19-
       09/01/35; with total market
       value $174,826,001)            $171,400    $  171,400
     Bear Stearns Inc. & Co.
       3.900%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $150,048,750
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $2,091,929-$8,657,036
       5.000%-6.000%, 04/01/20-
       09/01/35; with total market
       value $153,000,823)             150,000       150,000
     Deutsche Bank
       3.750%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $150,046,875
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $1,687,273-$113,893,000
       3.477%-6.500%, 01/01/17-
       07/01/35; with total market
       value $153,000,001)             150,000       150,000
     Lehman Brothers
       3.820%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $100,031,833
       (collateralized by a U.S.
       Government obligation,
       par value $146,370,000
       5.500%, 04/01/34; with total
       market value $102,002,541)      100,000       100,000
     Nomura Bank
       4.000%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $50,016,667
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $27,441,643-$35,726,200
       4.284%-4.666%, 12/01/34-
       03/01/35; with total market
       value $51,000,000)               50,000        50,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 48
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (CONCLUDED)


DESCRIPTION                  FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------

     UBS Warburg
       3.870%, dated 09/30/05,
       repurchased on 10/03/05,
       repurchase price $100,032,250
       (collateralized by a U.S.
       Government obligation,
       par value $106,585,000
       0.000%, 05/01/35; with total
       market value $102,001,637)     $100,000    $  100,000
     -------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
           (Cost $871,400)                           871,400
         ===================================================


         TOTAL INVESTMENTS [100.0%]
           (Cost $2,155,949)                       2,155,949
         ===================================================

OTHER ASSETS AND LIABILITIES:

     Income Distributions Payable                     (1,769)
     Shareholder Servicing & Distribution
         Fees Payable                                   (863)
     Investment Advisory Fees Payable                   (459)
     Administration Fees Payable                        (101)
     Other Assets and Liabilities, Net                 2,599
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.0%]            (593)
     =======================================================


     NET ASSETS [100.0%]                          $2,155,356
     =======================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                         $2,155,352
     Undistributed net investment income                   5
     Accumulated net realized loss on investments         (1)
     -------------------------------------------------------

     NET ASSETS                                   $2,155,356
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($32,038,449 / 32,039,738 shares)               $1.00
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,895,412,036 / 1,895,406,124 shares)         $1.00
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($227,905,254 / 227,905,364 shares)             $1.00
     =======================================================


DESCRIPTION
------------------------------------------------------------

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C)  TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 49
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

SECTOR WEIGHTINGS (UNAUDITED)*:
13.6% General Obligations
12.4% General Revenue
11.7% Housing
11.2% Water
 8.7% Power
 7.6% Industrial Development
 7.5% Transportation
 7.3% Utilities
 6.8% Education
 6.1% Public Facilities
 6.0% Healthcare
 0.6% Short-Term Investments
 0.5% Equipment

*Percentages based on total investments.
------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

MUNICIPAL BOND [107.0%]

CALIFORNIA [107.0%]
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Hamlin School Project,
       Ser A, GO (A) (B) (C)
       2.740%, 08/01/32                $ 1,500     $   1,500
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Public Policy Institute,
       Ser A, RB (A) (B) (C)
       2.740%, 11/01/31                  2,990         2,990
     ABAG, Finance Authority for
       Non-Profit Corporations,
       School of the Sacred Heart,
       Ser B, RB (A) (B) (C)
       2.820%, 06/01/30                  8,300         8,300
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Ser C, COP (A) (B) (C)
       2.770%, 10/01/27                 10,080        10,080
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Ser D, COP (A) (B) (C)
       2.770%, 10/01/27                  2,630         2,630
     ABAG, Financial Authority for
       Non-Profit Corporations,
       Jewish Community Center
       Project, RB (A) (B) (C)
       2.760%, 11/15/31                  8,775         8,775
     Anaheim, Multi-Family Housing
       Authority, Heritage Village
       Apartments Project, Ser A,
       RB (A) (B) (D)
       2.680%, 07/15/33                  4,685         4,685


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Antelope Valley, Healthcare
       Project, Ser A, RB (A) (B) (C)
       2.710%, 09/01/17                $13,900     $  13,900
     Berkeley, YMCA Project,
       RB (A) (B) (C)
       2.690%, 06/01/23                  1,905         1,905
     California State, Bay Area Toll
       Authority, San Francisco
       Bay Area Project,
       Ser A, RB, AMBAC (A) (B) (C)
       2.670%, 04/01/39                 10,800        10,800
     California State, Bay Area Toll
       Authority, San Francisco
       Bay Area Project,
       Ser B, RB, AMBAC (A) (B) (C)
       2.670%, 04/01/39                  4,500         4,500
     California State, Community
       College Financing Authority,
       Ser A, TRAN, FSA
       4.000%, 06/30/06                  4,500         4,545
     California State, Daily
       Kindergarten University,
       Ser A-2, GO (A) (B) (C)
       2.760%, 05/01/34                  5,500         5,500
     California State, Daily
       Kindergarten University,
       Ser A-3, GO (A) (B) (C)
       2.950%, 05/01/34                 15,960        15,960
     California State, Daily
       Kindergarten University,
       Ser A-5, GO (A) (B) (C)
       2.780%, 05/01/34                  8,000         8,000
     California State, Daily
       Kindergarten University,
       Ser B-1, GO (A) (B) (C)
       2.800%, 05/01/34                 10,850        10,850
     California State, Department of
       Water Resource & Power,
       Ser B-2, RB (A) (B) (C)
       2.950%, 05/01/22                  9,350         9,350
     California State, Department of
       Water Resource & Power,
       Ser B-4, RB (A) (B) (C)
       2.780%, 05/01/22                  4,400         4,400
     California State, Department of
       Water Resource & Power,
       Ser C-13, RB, FSA (A) (B) (C)
       2.690%, 05/01/22                  5,000         5,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 50
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     California State, Department of
       Water Resource & Power,
       Ser C-15, RB (A) (B) (C)
       2.630%, 05/01/22                $ 5,000     $   5,000
     California State, Department of
       Water Resources,
       Ser B-1, RB (A) (B) (C)
       2.760%, 05/01/22                 14,200        14,200
     California State, Economic
       Development Financing
       Authority, KQED Project,
       RB (A) (B) (C)
       2.670%, 04/01/20                  1,400         1,400
     California State, Economic
       Recover Authority,
       Ser C-13, RB, XLCA (A) (B) (C)
       2.710%, 07/01/23                  5,000         5,000
     California State, Economic
       Recovery Authority,
       Ser C-1, RB (A) (B) (C)
       2.950%, 07/01/23                 13,750        13,750
     California State, Economic
       Recovery Authority,
       Ser C-4, RB (A) (B) (C)
       2.760%, 07/01/23                 10,000        10,000
     California State, Economic
       Recovery Authority,
       Ser C-7, RB (A) (B) (C)
       2.780%, 07/01/23                  5,350         5,350
     California State, Economic
       Recovery Authority,
       Ser C-8, RB (A) (B) (C)
       2.780%, 07/01/23                  3,000         3,000
     California State, Educational
       Facilities Authority, Chapman
       University Project,
       RB (A) (B) (C)
       2.820%, 12/01/30                  1,000         1,000
     California State, Educational
       Facilities Authority, University
       San Francisco, RB (A) (B) (C)
       2.670%, 05/01/30                  4,000         4,000
     California State, Golden Valley
       Unified School District, BAN
       3.750%, 03/08/06                  4,800         4,829
     California State, Health Facilities
       Finance Authority, Adventist
       Health Systems Project,
       Ser B, RB (A) (B) (C)
       2.800%, 09/01/25                  4,400         4,400


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     California State, Health Facilities
       Finance Authority, Adventist
       Hospital Project,
       Ser A, RB, MBIA (A) (B) (C)
       2.760%, 09/01/28                $ 6,875     $   6,875
     California State, Housing
       Finance Agency, Multi-Family
       Housing Project, Ser D,
       RB (A) (B) (C)
       2.950%, 02/01/31                  9,265         9,265
     California State, Infrastructure &
       Economic Authority, Asian Art
       Museum Foundation Project,
       RB, MBIA (A) (B) (C)
       2.760%, 06/01/34                 16,000        16,000
     California State, Infrastructure &
       Economic Authority, Colburn
       School Project, Ser B,
       RB (A) (B) (C)
       2.670%, 08/01/37                  3,655         3,655
     California State, Ser A-1, GO
       (A) (B) (C)
       2.950%, 05/01/33                 16,150        16,150
     California State, Ser A-2, GO
       (A) (B) (C)
       2.780%, 05/01/33                 12,000        12,000
     California State, University
       Systemwide Project,
       Ser A, RB, AMBAC
       4.000%, 11/01/05                  2,700         2,704
     California State, Weekly
       Kindgarten University,
       Ser B-5, GO (A) (B) (C)
       2.690%, 05/01/34                  5,000         5,000
     California Statewide,
       Communities Development
       Authority, Childrens
       Hospital Project, Ser B, RB,
       AMBAC (A) (B) (C)
       2.670%, 08/15/32                  1,800         1,800
     California Statewide,
       Communties Development
       Authority, North Peninsula
       Jewish Project, RB
       (A) (B) (C)
       2.760%, 07/01/34                  6,300         6,300
     Chaffey, Community College
       District, Election of 2002
       Project, Ser B, GO, MBIA
       3.000%, 06/01/06                  2,150         2,155

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 51
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Corona, Multi-Family Housing
       Authority, Country Hills
       Project, Ser A, RB (A) (B) (D)
       2.670%, 02/01/25                $ 6,475     $   6,475
     East Bay, Municipal Utilities
       District Authority,
       Ser A, RB, FSA (A) (B) (C)
       2.670%, 06/01/25                  1,300         1,300
     East Bay, Municipal Utilities
       District Authority, Sub-Ser 1,
       RB, XLCA (A) (B) (C)
       2.670%, 06/01/38                  6,700         6,700
     East Bay, Municipal Utilities
       District Authority,
       Sub-Ser B-1, RB,
       XLCA (A) (B) (C)
       2.670%, 06/01/38                  7,000         7,000
     East Bay, Municipal Utilities
       District Authority,
       Sub-Ser B-3, RB,
       XLCA (A) (B) (C)
       2.710%, 06/01/38                 14,880        14,880
     Eastern California, Municipal
       Water District, COP,
       Ser B, TA, FGIC (A) (B) (C)
       2.720%, 07/01/20                  5,000         5,000
     Fremont, Family Center Finance
       Project, COP (A) (B) (C)
       2.760%, 08/01/28                  4,400         4,400
     Fremont, Office Building
       Improvement & Fire
       Equipment Project,
       COP (A) (B) (C)
       2.760%, 08/01/30                  3,395         3,395
     Fresno, Multi-Family Housing
       Authority, Stonepine
       Apartment Project,
       Ser A, RB (A) (B) (D)
       2.670%, 02/15/31                  1,595         1,595
     Fresno, Palm Lakes Apartment
       Project, RB (A) (B) (C)
       2.620%, 05/01/15                  3,615         3,615
     Glendale, Police Building
       Project, COP (A) (B) (C)
       2.710%, 06/01/30                 20,000        20,000
     Grant, Joint Union High School
       District, School Facility
       Bridge Funding Project,
       COP, FSA (A) (B) (C)
       2.720%, 09/01/34                  1,000         1,000


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Huntington Beach, Union High
       School District, School
       Facility Bridge Funding
       Project, COP, FSA (A) (B) (C)
       2.720%, 09/01/28                $ 1,890     $   1,890
     Irvine Ranch, Water District
       Conservation, Ser B, GO
       (A) (B) (C)
       2.991%, 08/01/09                  1,230         1,230
     Irvine Ranch, Water District,
       Capital Improvement Project,
       COP (A) (B) (C)
       2.770%, 08/01/16                  6,350         6,350
     Irvine Ranch, Water District,
       GO (A) (B) (C)
       2.770%, 01/01/21                  9,400         9,400
     Irvine, Improvement Board, Act
       1915 Project, District #87-8,
       SAB (A) (B) (C)
       2.770%, 09/02/24                  1,900         1,900
     Irvine, Improvement Board, Act
       1915 Project, District #89-10,
       SAB (A) (B) (C)
       2.820%, 09/02/15                 13,845        13,845
     Irvine, Improvement Board, Act
       1915 Project, District #93-14,
       SAB (A) (B) (C)
       2.770%, 09/02/25                  1,536         1,536
     Irvine, Improvement Board, Act
       1915 Project, Ser A,
       SAB (A) (B) (C)
       2.770%, 09/02/29                  1,600         1,600
     Irvine, Unified School District,
       Community Facilities
       District No 01-1, Special
       Tax (A) (B) (C)
       2.770%, 09/01/38                  3,200         3,200
     Kings County, Multi-Family
       Housing Authority, Edgewater
       Isle Apartments Project, Ser A,
       RB (A) (B) (D)
       2.670%, 02/15/31                 10,710        10,710
     Lemon Grove, Multifamily
       Housing, Hillside Terrace
       Project, RB (A) (B) (D)
       2.670%, 02/15/31                  4,955         4,955
     Lodi, Electric System Authority,
       Ser A, COP, MBIA (A) (B) (C)
       2.670%, 07/01/32                  9,360         9,360

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 52
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Los Angeles County,
       Convention & Exhibit
       Center Authority, COP
       Pre-Refunded @ 100 (E)
       9.000%, 12/01/05                $ 3,000     $   3,032
     Los Angeles County, Multi-
       Family Housing Authority,
       Malibu Canyon Apartments
       Project, Ser B, RB (A) (B) (C)
       2.690%, 06/01/10                  8,000         8,000
     Los Angeles County, Multi-
       Family Housing Authority,
       Valencia Housing Project,
       Ser C, RB (A) (B) (C)
       2.700%, 04/01/31                    600           600
     Los Angeles County, Sanitation
       Financing Authority, Capital
       Project, Ser A, RB, FSA
       4.000%, 10/01/05                  3,360         3,360
     Los Angeles County, School
       District, Ser A, TRAN, FSA
       4.000%, 06/30/06                  6,220         6,283
     Los Angeles County, Ser A,
       TRAN
       4.000%, 06/30/06                  3,000         3,032
     Los Angeles, COP, MBIA
       3.500%, 12/01/05                  7,450         7,462
     Los Angeles, Department of
       Water & Power, Sub-Ser B-1,
       RB (A) (B) (C)
       2.710%, 07/01/35                 11,000        11,000
     Los Angeles, Department of
       Water & Power, Sub-Ser B-3,
       RB (A) (B) (C)
       2.670%, 07/01/35                  3,300         3,300
     Los Angeles, Metropolitan
       Transit Commission,
       Ser A, RB, FGIC (A) (B) (C)
       2.670%, 07/01/12                  7,200         7,200
     Los Angeles, Metropolitan
       Transportation Authority,
       Proposition C, Ser A, RB,
       MBIA (A) (B) (C)
       2.720%, 07/01/20                 11,085        11,085
     Los Angeles, Samuel A. Fryer
       Vavney, Ser A, COP
       (A) (B) (C)
       2.670%, 08/01/21                  7,000         7,000


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Los Angeles, TRAN
       4.000%, 06/30/06                $ 5,370     $   5,427
     Los Angeles, Water & Power
       Resource Authority,
       Power System Project,
       Sub-Ser A-7, RB (A) (B) (C)
       2.690%, 07/01/35                 15,000        15,000
     Los Angeles, Water & Power
       Resource Authority,
       Sub-Ser B-2, RB (A) (B) (C)
       2.700%, 07/01/34                  2,000         2,000
     Los Angeles, Water & Power
       Resource Authority,
       Sub-Ser B-6, RB (A) (B) (C)
       2.750%, 07/01/34                 17,925        17,925
     Moorpark, Unified School
       District, Ser A, COP, FSA
       (A) (B) (C)
       2.720%, 11/01/28                  1,000         1,000
     Newport Beach, Hoag
       Memorial Hospital,
       Ser A, RB (A) (B) (C)
       2.750%, 10/01/26                  4,700         4,700
     Newport Beach, Hoag
       Memorial Hospital,
       Ser C, RB (A) (B) (C)
       2.750%, 10/01/26                  2,870         2,870
     Oakland, Capital Equipment
       Project, COP (A) (B) (C)
       2.710%, 12/01/15                  4,190         4,190
     Oakland, TRAN
       4.000%, 07/17/06                  6,000         6,064
     Oakland-Alameda County,
       Coliseum Project, Ser C-1,
       RB (A) (B) (C)
       2.760%, 02/01/25                 15,000        15,000
     Orange County, Apartment
       Development Authority,
       Hidden Hills Project, Ser C,
       RB (A) (B) (C)
       2.690%, 11/01/09                  3,200         3,200
     Orange County, Apartment
       Development Authority,
       Larkspur Canyon Apartments,
       Ser A, RB (A) (B) (D)
       2.690%, 06/15/37                  1,200         1,200

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 53
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Orange County, Apartment
       Development Authority,
       Riverbend Apartments
       Project, Ser B, RB (A) (B) (D)
       2.690%, 12/01/29                $ 5,000     $   5,000
     Orange County, Apartment
       Development Authority,
       Seaside Meadow Project,
       Ser C, RB (A) (B) (D)
       2.670%, 08/01/08                  5,700         5,700
     Orange County, Sanitation
       District Authority, Ser A,
       COP (A) (B) (C)
       2.770%, 08/01/29                  2,495         2,495
     Orange County, Water District
       Authority, Ser A, COP (A) (B) (C)
       2.670%, 08/01/42                  2,800         2,800
     Pasadena, Rose Bowl
       Improvements Project,
       COP (A) (B) (C)
       2.700%, 12/01/11                  2,500         2,500
     Riverside County, Asset Leasing
       Authority, Southwest Justice
       Center Project, Ser B, RB,
       MBIA (A) (B) (C)
       2.670%, 11/01/32                  4,100         4,100
     Riverside County, Ser C,
       COP (A) (B) (C)
       2.700%, 12/01/15                 16,700        16,700
     Riverside, Unified School
       District, Ser C, School Facility
       Bridge Funding Project,
       COP, FSA (A) (B) (C)
       2.720%, 09/01/27                  1,610         1,610
     Riverside-San Bernardino,
       Sub-Pass Thru Obligations,
       Ser B, RB
       2.670%, 07/01/06                  1,350         1,350
     Sacramento County, Housing
       Authority, Bent Tree
       Apartments Project, Ser A,
       RB (A) (B) (D)
       2.670%, 02/15/31                  2,500         2,500
     Sacramento County, Ser A,
       TRAN
       4.000%, 07/10/06                 15,000        15,165
     San Bernardino County,
       Housing Authority, Alta Loma
       Heritage Project, Ser A,
       RB (A) (B) (C)
       2.650%, 02/01/23                  1,354         1,354


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     San Diego, County & School
       District Authority, Ser A,
       TRAN
       4.000%, 07/14/06                $ 7,860     $   7,946
     San Diego, Museum of Art
       Project, COP (A) (B) (C)
       2.820%, 09/01/30                  1,400         1,400
     San Diego, Unified School
       District, Ser A, TRAN
       4.000%, 07/24/06                  3,000         3,032
     San Diego, Water Authority,
       Ser I, MBIA, COP (A) (B) (C)
       2.750%, 11/01/10                  5,968         5,968
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser A,
       RB (A) (B) (C)
       2.690%, 12/01/16                  6,000         6,000
     San Francisco, Bay Area Toll
       Authority, Ser A, RB,
       AMBAC (A) (B) (C)
       2.670%, 04/01/36                 13,850        13,850
     San Francisco, Bay Area Toll
       Authority, Ser C, RB,
       AMBAC (A) (B) (C)
       2.700%, 04/01/25                  5,650         5,650
     San Jose, Redevelopment
       Agency, Merged Area
       Redevelopment Project,
       Ser A, RB (A) (B) (C)
       2.670%, 07/01/26                  1,900         1,900
     Santa Clara County, Financing
       Authority, VMC Facility
       Replacement Project, Ser B,
       RB (A) (B) (C)
       2.650%, 11/15/25                 12,375        12,375
     Santa Clara Valley, Transportation
       Authority, Ser A, RB,
       AMBAC (A) (B) (C)
       2.630%, 06/01/26                  6,000         6,000
     Santa Clara Valley, Water District
       Authority, Refunding &
       Improvements Project, COP,
       FGIC
       4.000%, 02/01/06                  3,990         4,017
     Santa Clara, Electric Authority,
       Ser C, RB, AMBAC (A) (B) (C)
       2.720%, 07/01/10                  4,600         4,600

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 54
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Southern California,
       Metro Water District
       Authority, Waterworks
       Authorization, Ser B-4
       (A) (B) (C)
       2.670%, 07/01/35                $ 9,350     $   9,350
     Southern California,
       Metropolitan Water District
       Authority, Ser B, RB (A) (B) (C)
       2.670%, 07/01/27                  2,100         2,100
     Southern California,
       Metropolitan Water District
       Authority, Ser C-2, RB (A) (B) (C)
       2.780%, 07/01/36                  4,650         4,650
     Southern California,
       Metropolitan Water District
       Authority, Water Works
       Authorization, Ser B,
       RB (A) (B) (C)
       2.670%, 07/01/28                  4,000         4,000
     Southern California,
       Metropolitan Water District,
       Ser A, RB (A) (B) (C)
       2.690%, 07/01/25                  3,300         3,300
     Southern California,
       Metropolitan Water District,
       Ser C-1, RB (A) (B) (C)
       2.690%, 07/01/30                  5,000         5,000
     Southern California,
       Metropolitan Water District,
       Ser C-3, RB (A) (B) (C)
       2.670%, 07/01/30                  6,200         6,200
     Stockton, Multi-Family Housing
       Authority, Mariners Pointe
       Project, Ser A, RB (A) (B) (C)
       2.720%, 09/01/18                  2,100         2,100
     Sunnyvale, Government Center
       Site Acquisition Project, Ser A,
       COP, AMBAC (A) (B) (C)
       2.690%, 04/01/31                  4,405         4,405
     Three Valleys, Municipal Water
       District Authority, Miramar
       Water Treatment Project,
       COP (A) (B) (C)
       2.700%, 11/01/14                  4,700         4,700
     Turlock, Irrigation District,
       Capital Improvement &
       Refunding Project,
       COP (A) (B) (C)
       2.760%, 01/01/31                  3,450         3,450


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------

     Upland, Community
       Redevelopment Authority,
       Sunset Ridge & Village
       Apartments Project,
       RB (A) (B) (C)
       2.690%, 12/01/29                $ 6,700     $   6,700
     Westminster, Civic Center
       Refinancing Program, Ser A,
       COP, AMBAC (A) (B) (C)
       2.740%, 06/01/22                  3,100         3,100
     Yolo County, Multi-Family
       Housing Authority, Primero
       Grove Project, Ser A,
       RB (A) (B) (C)
       2.650%, 11/01/27                 10,485        10,485
     -------------------------------------------------------
     TOTAL CALIFORNIA                                782,321
     =======================================================


         TOTAL MUNICIPAL BOND
           (Cost $782,321)                           782,321
     =======================================================

CERTIFICATE OF DEPOSIT [0.6%]
     California State
       2.535%, 10/11/05                  4,500         4,500
     -------------------------------------------------------

         TOTAL CERTIFICATE OF DEPOSIT
           (Cost $4,500)                               4,500
         ===================================================


         TOTAL INVESTMENTS [107.6%]
           (Cost $786,821)                           786,821
         ===================================================

OTHER ASSETS AND LIABILITIES:
     Cash Overdraft                                  (57,717)
     Income Distributions Payable                       (353)
     Shareholder Servicing & Distribution
         Fees Payable                                   (299)
     Investment Advisory Fees Payable                   (134)
     Administration Fees Payable                         (36)
     Other Assets and Liabilities, Net                 2,782
     -------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-7.6%]        (55,757)
         ===================================================


     NET ASSETS [100.0%]                           $731,064
     =======================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 55
statement of net assets
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)


DESCRIPTION                                      VALUE (000)
------------------------------------------------------------

NET ASSETS:

     Paid in Capital (unlimited authorization --
       $0.01 par value)                           $  731,068
     Distributions in excess of net investment income     (5)
     Accumulated net realized gain on investments          1
     -------------------------------------------------------

     NET ASSETS                                   $  731,064
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($73,211,462 / 73,212,754 shares)               $1.00
     =======================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($569,670,896 / 569,677,099 shares)             $1.00
     =======================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class S
       ($88,181,757 / 88,179,290 shares)               $1.00
     =======================================================

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(E) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF
PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 56
statements of operations For
THE YEAR ENDED SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------

                                                       Large Cap Value   Large Cap Growth     RCB Small Cap       Technology
                                                         Equity Fund        Equity Fund        Value Fund         Growth Fund
                                                            (000)              (000)              (000)              (000)
                                                      ------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                               $1,005              $  545            $  622               $ 36
   Interest                                                   31                  30               440                  1
   Less: Foreign tax withheld                                 --                  --                (4)                --
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              1,036                 575             1,058                 37
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                  308                 241               619                 20
   Shareholder Servicing Fees--Institutional Class           102                  75                30                  3
   Shareholder Servicing Fees--Class A(1)                     44                  35                56                  7
   Shareholder Servicing Fees--Class R(1)                     --                  --               248                 --
   Administrative Fees                                        33                  24                47                  2
   Trustee Fees                                                2                   1                 2                 --
   Transfer Agent Fees                                         5                   4                 7                 --
   Professional Fees                                           4                   2                 5                  1
   Custodian Fees                                              3                   2                 4                 --
   Insurance and Other Fees                                    5                   3                 6                 --
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         506                 387             1,024                 33
------------------------------------------------------------------------------------------------------------------------------
      Recapture of Investment Advisory Fees Waived(2)          2                  --                --                 --
   Less, Waiver of:
      Administrative Fees                                     (3)                 (2)               (3)                --
      Transfer Agent Fees                                     (5)                 (4)               (7)                --
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              500                 381             1,014                 33
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                        536                 194                44                  4
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Transactions          4,127                 376             2,115                 40
   Net Change in Unrealized Appreciation
      on Investments                                       1,915               2,999             3,809                320
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $6,578              $3,569            $5,968               $364
==============================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2) SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 57
statements of operations For
THE YEAR ENDED SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------

                                                                                               California
                                                          Corporate         Government         Tax Exempt         High Yield
                                                          Bond Fund          Bond Fund          Bond Fund          Bond Fund
                                                            (000)              (000)              (000)              (000)
                                                      ------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                              $ 2,302               $ 913             $ 709            $ 3,932
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              2,302                 913               709              3,932
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                  202                 107                60                338
   Shareholder Servicing Fees--Institutional Class           122                  61                50                 59
   Shareholder Servicing Fees--Class A(1)                      8                   2                11                118
   Administrative Fees                                        33                  16                15                 30
   Trustee Fees                                                2                   1                 1                  2
   Transfer Agent Fees                                         5                   2                 2                  4
   Professional Fees                                           6                   3                 2                  5
   Printing Fees                                               1                   1                --                  1
   Custodian Fees                                              3                   1                 1                  3
   Insurance and Other Fees                                    5                   2                 2                  4
------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                          387                 196               144                564
------------------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)             3                  --                --                 --
   Less, Waiver of:
      Investment Advisory Fees                                --                 (18)              (25)               (42)
      Administrative Fees                                     (3)                 (1)               (1)                (2)
      Transfer Agent Fees                                     (5)                 (2)               (2)                (4)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              382                 175               116                516
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                      1,920                 738               593              3,416
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Transactions     (65)                (55)              135               (157)
   Net Change in Unrealized Depreciation
      on Investments                                      (1,281)               (342)             (391)            (1,200)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                          $   574               $ 341             $ 337            $ 2,059
==============================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2) SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 58
statements of operations For
THE YEAR ENDED SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------

                                                                                                                California
                                                                   Prime                 Government             Tax Exempt
                                                                   Money                    Money                  Money
                                                                Market Fund              Market Fund            Market Fund
                                                                   (000)                    (000)                  (000)
                                                      ------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                       $20,308                   $57,351               $14,509
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                      20,308                    57,351                14,509
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                         1,881                     5,666                 1,925
   Shareholder Servicing Fees--Institutional Class                    890                       111                   233
   Shareholder Servicing Fees--Class A(1)                           1,775                    14,150                 4,352
   Shareholder Servicing Fees--Class S(1)                           1,195                     1,871                   297
   Administrative Fees                                                497                     1,455                   471
   Trustee Fees                                                        25                        76                    21
   Transfer Agent Fees                                                 74                       215                    70
   Professional Fees                                                   77                       222                    62
   Printing Fees                                                       14                        43                     5
   Registration and Filing Fees                                         4                        28                     8
   Custodian Fees                                                      46                       125                    41
   Insurance and Other Fees                                            73                       258                    79
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                6,551                    24,220                 7,564
------------------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)                     42                       129                    --
   Less, Waiver of:
      Investment Advisory Fees                                         --                        --                  (429)
      Administrative Fees                                             (40)                     (124)                  (38)
      Shareholder Servicing Fees -- Class A(1)                        (662)                   (5,289)              (1,569)
      Shareholder Servicing Fees -- Class S(1)                        (128)                     (201)                 (28)
      Transfer Agent Fees                                             (74)                     (215)                  (70)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     5,689                    18,520                 5,430
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              14,619                    38,831                 9,079
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Transactions                       1                        --                    --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $14,620                   $38,831               $ 9,079
==============================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2) SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 59
statements of changes in net assets
FOR THE YEAR ENDED SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------------------

                                                                     Large Cap Value                    Large Cap Growth
                                                                    Equity Fund (000)                   Equity Fund (000)
                                                                --------------------------    -----------------------------

                                                                   2005           2004                2005           2004
------------------------------------------------------------------------------------------    -----------------------------
OPERATIONS:
   Net Investment Income (Loss)                                 $   536        $   367             $   194        $    20
   Net Realized Gain (Loss) from
      Security Transactions                                       4,127          1,919                 376            270
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                               1,915          4,512               2,999          1,045
------------------------------------------------------------------------------------------    -----------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                                 6,578          6,798               3,569          1,335
------------------------------------------------------------------------------------------    -----------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                             (453)          (335)               (172)           (17)
   CLASS A                                                          (82)           (32)                (26)            --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                           (1,585)            --                  --             --
   CLASS A                                                         (323)            --                  --             --
   CLASS R                                                           --             --                  --             --
------------------------------------------------------------------------------------------    -----------------------------
      Total Dividends and Distributions                          (2,443)          (367)               (198)           (17)
------------------------------------------------------------------------------------------    -----------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                  8,083          7,249              10,719          7,697
   Shares Issued in Lieu of Dividends and Distributions             673             78                  56              5
   Shares Redeemed                                               (7,549)        (7,981)             (4,944)        (5,658)
------------------------------------------------------------------------------------------    -----------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                    1,207           (654)              5,831          2,044
------------------------------------------------------------------------------------------    -----------------------------
   CLASS A:
   Shares Issued                                                  4,714          4,721               3,209          3,941
   Shares Issued in Lieu of Dividends and Distributions             323             21                  18             --
   Shares Redeemed                                               (1,366)          (702)               (785)          (719)
------------------------------------------------------------------------------------------    -----------------------------
      Increase in Net Assets from
        Class A Share Transactions                                3,671          4,040               2,442          3,222
------------------------------------------------------------------------------------------    -----------------------------
   CLASS R:
   Shares Issued                                                     --             --                  --             --
   Shares Issued in Lieu of Dividends and Distributions              --             --                  --             --
   Shares Redeemed                                                   --             --                  --             --
------------------------------------------------------------------------------------------    -----------------------------
      Increase in Net Assets from
        Class R Share Transactions                                   --             --                  --             --
------------------------------------------------------------------------------------------    -----------------------------
Net Increase in Net Assets from Share Transactions                4,878          3,386               8,273          5,266
------------------------------------------------------------------------------------------    -----------------------------
      Total Increase in Net Assets                                9,013          9,817              11,644          6,584
------------------------------------------------------------------------------------------    -----------------------------
NET ASSETS:
   Beginning of Year                                             44,625         34,808              30,798         24,214
------------------------------------------------------------------------------------------    -----------------------------
   End of Year                                                  $53,638        $44,625             $42,442        $30,798
==========================================================================================    =============================
Undistributed (Distributions in Excess of)
Net Investment Income                                           $    --        $    (1)            $   (1)        $     3
------------------------------------------------------------------------------------------    -----------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 60
statements of changes in net assets
FOR THE YEAR ENDED SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------------------

                                                                       RCB Small Cap                      Technology Growth
                                                                     Value Fund (000)                         Fund (000)
                                                                ---------------------------------------------------------------

                                                                   2005           2004               2005           2004
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                 $    44        $    (3)             $    4         $  (23)
   Net Realized Gain (Loss) from
      Security Transactions                                       2,115          2,093                  40           (242)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                               3,809          4,851                 320            175
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                                 5,968          6,941                 364            (90)
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                               --             --                  --             --
   CLASS A                                                           --             --                  --             --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                             (462)           (23)                 --             --
   CLASS A                                                         (480)           (11)                 --             --
   CLASS R                                                       (2,072)           (53)                 --             --
-------------------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions                          (3,014)           (87)                 --             --
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                  7,853          4,885                 428            268
   Shares Issued in Lieu of Dividends and Distributions             325             14                  --             --
   Shares Redeemed                                               (3,616)        (3,741)               (379)          (185)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                    4,562          1,158                  49             83
-------------------------------------------------------------------------------------------------------------------------------
   CLASS A:
   Shares Issued                                                  7,216          6,794                  37            633
   Shares Issued in Lieu of Dividends and Distributions             391              8                  --             --
   Shares Redeemed                                               (2,825)        (2,541)                (56)          (273)
-------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets from
        Class A Share Transactions                                4,782          4,261                 (19)           360
-------------------------------------------------------------------------------------------------------------------------------
   CLASS R:
   Shares Issued                                                 28,095         20,199                  --             --
   Shares Issued in Lieu of Dividends and Distributions           1,991             52                  --             --
   Shares Redeemed                                              (10,847)        (2,432)                 --             --
-------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets from
        Class R Share Transactions                               19,239         17,819                  --             --
-------------------------------------------------------------------------------------------------------------------------------

Net Increase in Net Assets from Share Transactions               28,583         23,238                  30            443
-------------------------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                               31,537         30,092                 394            353
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year                                             52,979         22,887               2,216          1,863
-------------------------------------------------------------------------------------------------------------------------------
   End of Year                                                  $84,516        $52,979              $2,610         $2,216
===============================================================================================================================
Undistributed (Distributions in Excess of)
Net Investment Income                                           $    43        $    --              $    4         $   --
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------

                                                                     Corporate Bond
                                                                        Fund (000)
                                                             -----------------------------

                                                                   2005           2004
------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                $  1,920       $  1,718
   Net Realized Gain (Loss) from
      Security Transactions                                         (65)           302
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                              (1,281)          (967)
------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                                   574          1,053
------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                           (1,865)        (1,679)
   CLASS A                                                          (54)           (39)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                             (293)          (412)
   CLASS A                                                          (10)            (5)
   CLASS R                                                           --             --
------------------------------------------------------------------------------------------
      Total Dividends and Distributions                          (2,222)        (2,135)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                 15,341         16,489
   Shares Issued in Lieu of Dividends and Distributions             396            353
   Shares Redeemed                                              (10,031)       (10,957)
------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                    5,706          5,885
------------------------------------------------------------------------------------------
   CLASS A:
   Shares Issued                                                    604          1,209
   Shares Issued in Lieu of Dividends and Distributions              30             26
   Shares Redeemed                                                 (571)          (522)
------------------------------------------------------------------------------------------
      Increase in Net Assets from
        Class A Share Transactions                                   63            713
------------------------------------------------------------------------------------------
   CLASS R:
   Shares Issued                                                     --             --
   Shares Issued in Lieu of Dividends and Distributions              --             --
   Shares Redeemed                                                   --             --
------------------------------------------------------------------------------------------
      Increase in Net Assets from
        Class R Share Transactions                                   --             --
------------------------------------------------------------------------------------------

Net Increase in Net Assets from Share Transactions                5,769          6,598
------------------------------------------------------------------------------------------
      Total Increase in Net Assets                                4,121          5,516
------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year                                             48,602         43,086
------------------------------------------------------------------------------------------
   End of Year                                                 $ 52,723       $ 48,602
==========================================================================================
Undistributed (Distributions in Excess of)
Net Investment Income                                          $     --       $     --
------------------------------------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 61
statements of changes in net assets
FOR THE YEAR ENDED SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------------------

                                                                         Government                   California Tax Exempt
                                                                       Bond Fund (000)                   Bond Fund (000)
                                                                 ---------------------------     ------------------------------

                                                                   2005           2004               2005           2004
--------------------------------------------------------------------------------------------     ------------------------------
Operations:
   Net Investment Income                                        $   738        $   454             $   593        $   459
   Net Realized Gain (Loss) from
  Security Transactions                                             (55)           116                 135             38
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                                    (342)          (383)               (391)          (112)
--------------------------------------------------------------------------------------------     ------------------------------
      Net Increase in Net Assets
  Resulting from Operations                                         341            187                 337            385
--------------------------------------------------------------------------------------------     ------------------------------

Dividends and Distributions from:
   Net Investment Income:
   Institutional Class                                             (728)          (446)               (540)          (425)
   Class A                                                          (11)            (4)                (53)           (34)
   Class S                                                           --             --                  --             --
   Realized Capital Gains:
   Institutional Class                                             (118)          (210)                (71)          (189)
   Class A                                                           (2)            (1)                (11)           (13)
   Class S                                                           --             --                  --             --
--------------------------------------------------------------------------------------------     ------------------------------
      Total Dividends and Distributions                            (859)          (661)               (675)          (661)
--------------------------------------------------------------------------------------------     ------------------------------

Capital Share Transactions:(1)
   Institutional Class:
   Shares Issued                                                 12,985          9,591               8,952          7,171
   Shares Issued in Lieu of Dividends and Distributions             209            179                 139             83
   Shares Redeemed                                               (5,454)        (3,994)             (3,813)        (3,735)
--------------------------------------------------------------------------------------------     ------------------------------
      Increase (Decrease) in Net Assets from
  Institutional Class Share Transactions                          7,740          5,776               5,278          3,519
--------------------------------------------------------------------------------------------     ------------------------------
   Class A:
   Shares Issued                                                    275            433                 302          1,710
   Shares Issued in Lieu of Dividends and Distributions               5              3                  25             32
   Shares Redeemed                                                 (153)           (15)             (1,240)           (35)
--------------------------------------------------------------------------------------------     ------------------------------
      Increase (Decrease) in Net Assets from
  Class A Share Transactions                                        127            421                (913)         1,707
--------------------------------------------------------------------------------------------     ------------------------------
   Class S:
   Shares Issued                                                     --             --                  --             --
   Shares Issued in Lieu of Dividends and Distributions              --             --                  --             --
   Shares Redeemed                                                   --             --                  --             --
--------------------------------------------------------------------------------------------     ------------------------------
      Increase (Decrease) in Net Assets from
  Class S Share Transactions                                         --             --                  --             --
--------------------------------------------------------------------------------------------     ------------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                              7,867          6,197               4,365          5,226
--------------------------------------------------------------------------------------------     ------------------------------
Total Increase (Decrease) in Net Assets                           7,349          5,723               4,027          4,950
--------------------------------------------------------------------------------------------     ------------------------------

Net Assets:
   Beginning of Year                                             21,337         15,614              20,228         15,278
--------------------------------------------------------------------------------------------     ------------------------------
   End of Year                                                  $28,686        $21,337             $24,255        $20,228
============================================================================================     ==============================
Undistributed (Distributions in excess of)
   Net Investment Income                                        $     3        $    --             $    --        $    --
--------------------------------------------------------------------------------------------     ------------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 62

-------------------------------------------------------------------------------------------------------------------------------
                                                                        High Yield                        Prime Money
                                                                     Bond Fund (000)                   Market Fund (000)
                                                             ------------------------------------------------------------------

                                                                   2005           2004               2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                        $ 3,416       $  2,860         $    14,619     $    2,709
   Net Realized Gain (Loss) from
  Security Transactions                                            (157)           570                   1              4
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                                  (1,200)           735                  --             --
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
  Resulting from Operations                                       2,059          4,165              14,620          2,713
-------------------------------------------------------------------------------------------------------------------------------

Dividends and Distributions from:
   Net Investment Income:
   Institutional Class                                           (1,815)        (1,366)             (7,317)        (1,845)
   Class A                                                       (1,589)        (1,480)             (4,601)          (642)
   Class S                                                           --             --              (2,701)          (233)
   Realized Capital Gains:
   Institutional Class                                               --             --                  --             --
   Class A                                                           --             --                  --             --
   Class S                                                           --             --                  --             --
-------------------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions                          (3,404)        (2,846)            (14,619)        (2,720)
-------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:(1)
   Institutional Class:
   Shares Issued                                                  6,056          9,880           1,215,600      1,030,373
   Shares Issued in Lieu of Dividends and Distributions             945            736               1,411            375
   Shares Redeemed                                               (6,600)        (1,740)         (1,251,828)      (950,623)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Institutional Class Share Transactions                            401          8,876             (34,817)        80,125
-------------------------------------------------------------------------------------------------------------------------------
   Class A:
   Shares Issued                                                  4,528         12,671             958,549        697,874
   Shares Issued in Lieu of Dividends and Distributions             920            897                 982            154
   Shares Redeemed                                               (4,403)       (10,513)           (848,138)      (702,159)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Class A Share Transactions                                      1,045          3,055             111,393         (4,131)
-------------------------------------------------------------------------------------------------------------------------------
   Class S:
   Shares Issued                                                     --             --             499,380        460,307
   Shares Issued in Lieu of Dividends and Distributions              --             --                  --             --
   Shares Redeemed                                                   --             --            (411,638)      (463,168)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Class S Share Transactions                                         --             --              87,742         (2,861)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                              1,446         11,931             164,318         73,133
-------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                             101         13,250             164,319         73,126
-------------------------------------------------------------------------------------------------------------------------------

Net Assets:
   Beginning of Year                                             43,515         30,265             684,028        610,902
-------------------------------------------------------------------------------------------------------------------------------
   End of Year                                                  $43,616       $ 43,515         $   848,347     $  684,028
===============================================================================================================================
Undistributed (Distributions in excess of)
   Net Investment Income                                        $    --       $     --         $        --     $       --
-------------------------------------------------------------------------------------------------------------------------------

                                                                   Government Money                  California Tax Exempt
                                                                   Market Fund (000)                Money Market Fund (000)
                                                             ------------------------------------------------------------------

                                                                   2005           2004               2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                    $    38,831    $     7,492         $     9,079    $     2,231
   Net Realized Gain (Loss) from
  Security Transactions                                              --              6                  --            177
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                                      --             --                  --             --
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
  Resulting from Operations                                      38,831          7,498               9,079          2,408
-------------------------------------------------------------------------------------------------------------------------------

Dividends and Distributions from:
   Net Investment Income:
   Institutional Class                                             (880)          (293)             (1,365)          (539)
   Class A                                                      (33,943)        (6,772)             (7,285)        (1,641)
   Class S                                                       (4,006)          (427)               (433)           (51)
   Realized Capital Gains:
   Institutional Class                                               --             --                 (27)            --
   Class A                                                           --             --                (144)            --
   Class S                                                           --             --                  (7)            --
-------------------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions                         (38,829)        (7,492)             (9,261)        (2,231)
-------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:(1)
   Institutional Class:
   Shares Issued                                                376,258        579,828           1,139,802      1,066,689
   Shares Issued in Lieu of Dividends and Distributions               7              1                   8              1
   Shares Redeemed                                             (387,834)      (593,062)         (1,145,985)    (1,075,122)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Institutional Class Share Transactions                        (11,569)       (13,233)             (6,175)        (8,432)
-------------------------------------------------------------------------------------------------------------------------------
   Class A:
   Shares Issued                                              4,965,371      4,331,865           1,822,478      1,454,752
   Shares Issued in Lieu of Dividends and Distributions          23,227          4,840               6,066          1,367
   Shares Redeemed                                           (4,950,864)    (4,539,896)         (1,763,753)    (1,490,415)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Class A Share Transactions                                     37,734       (203,191)             64,791        (34,296)
-------------------------------------------------------------------------------------------------------------------------------
   Class S:
   Shares Issued                                                689,747        739,765             271,376        256,655
   Shares Issued in Lieu of Dividends and Distributions              --             --                  --             --
   Shares Redeemed                                             (724,928)      (668,217)           (216,708)      (247,146)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
  Class S Share Transactions                                    (35,181)        71,548              54,668          9,509
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                             (9,016)      (144,876)            113,284        (33,219)
-------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                          (9,014)      (144,870)            113,102        (33,042)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets:
   Beginning of Year                                          2,164,370      2,309,240             617,962        651,004
-------------------------------------------------------------------------------------------------------------------------------
   End of Year                                              $ 2,155,356    $ 2,164,370         $   731,064    $   617,962
===============================================================================================================================
Undistributed (Distributions in excess of)
   Net Investment Income                                    $         5    $        --         $        (5)   $         4
-------------------------------------------------------------------------------------------------------------------------------



                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 63
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR ENDED SEPTEMBER 30,

-------------------------------------------------------------------------------------------------------------------


                                          NET
               NET               REALIZED AND                 DISTRIBUTIONS          NET                     NET
             ASSET         NET     UNREALIZED     DIVIDENDS            FROM        ASSET                  ASSETS
             VALUE  INVESTMENT  GAINS (LOSSES)     FROM NET        REALIZED       VALUE                      END
         BEGINNING      INCOME             ON    INVESTMENT         CAPITAL          END       TOTAL   OF PERIOD
         OF PERIOD      (LOSS)     SECURITIES        INCOME           GAINS    OF PERIOD    RETURN++       (000)
-------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $ 8.77     $ 0.10^         $ 1.13^      $(0.10)         $(0.36)       $ 9.54      14.39%     $42,974
  2004        7.41       0.08^           1.36^       (0.08)             --          8.77      19.40       38,344
  2003        6.04       0.07            1.37        (0.07)             --          7.41      24.03       33,016
  2002        7.63       0.07           (1.47)       (0.07)          (0.12)         6.04     (18.88)      23,325
  2001       10.04       0.07           (1.57)       (0.07)          (0.84)         7.63     (16.36)      27,293
Class A (commenced operations on April 13, 2000)
  2005      $ 8.76     $ 0.09^         $ 1.12^      $(0.08)         $(0.36)       $ 9.53      14.14%     $10,664
  2004        7.41       0.05^           1.36^       (0.06)             --          8.76      19.01        6,281
  2003        6.04       0.06            1.37        (0.06)             --          7.41      23.75        1,792
  2002        7.62       0.05           (1.46)       (0.05)          (0.12)         6.04     (18.97)         769
  2001       10.04       0.04           (1.58)       (0.04)          (0.84)         7.62     (16.68)         704
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $ 6.76     $ 0.04^         $ 0.67^      $(0.04)         $   --        $ 7.43      10.55%     $34,164
  2004        6.37       0.01^           0.38^          --^^            --          6.76       6.20       25,575
  2003        5.25       0.01^           1.12^       (0.01)             --          6.37      21.51       22,249
  2002        6.36     $   --           (1.11)          --              --          5.25     (17.45)      14,195
  2001        9.37      (0.02)          (2.99)          --              --          6.36     (32.12)      15,550
Class A (commenced operations on March 28, 2000)
  2005      $ 6.69     $ 0.02^         $ 0.67^      $(0.03)         $   --        $ 7.35      10.28%     $ 8,278
  2004        6.32      (0.01)^          0.38^          --^^            --          6.69       5.87        5,223
  2003        5.21      (0.01)^          1.12^          --              --          6.32      21.31        1,965
  2002        6.33      (0.02)          (1.10)          --              --          5.21     (17.69)         798
  2001        9.35      (0.03)          (2.99)          --              --          6.33     (32.30)         636
-------------------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2005      $27.30     $ 0.07^         $ 2.58^      $   --          $(1.37)       $28.58      9.87%      $13,975
  2004       21.92       0.06^           5.40^          --           (0.08)        27.30      24.97        8,955
  2003       15.06      (0.04)^          6.90^          --              --         21.92      45.55        6,236
  2002       17.11      (0.07)          (1.98)          --              --         15.06     (11.98)       1,768
Class A (commenced operations on October 3, 2001)
  2005      $27.13     $ 0.00^         $ 2.55^      $   --          $(1.37)       $28.31       9.55%     $12,754
  2004       21.84      (0.02)^          5.39^          --           (0.08)        27.13      24.64        7,551
  2003       15.04      (0.08)^          6.88^          --              --         21.84      45.21        2,384
  2002       17.11      (0.05)          (2.02)          --              --         15.04     (12.10)         410
Class R (commenced operations on September 30, 1998)(2)
  2005      $27.09     $ 0.01^         $ 2.54^      $   --          $(1.37)       $28.27       9.56%     $57,787
  2004       21.81      (0.02)^          5.38^          --           (0.08)        27.09      24.63       36,473
  2003       15.02      (0.07)^          6.86^          --              --         21.81      45.21       14,267
  2002       16.94      (0.12)          (1.80)          --              --         15.02     (11.33)      10,174
  2001*      18.84      (0.02)          (1.88)          --              --         16.94     (10.08)       8,122
  2001+      15.80      (0.09)           3.85           --           (0.72)(3)     18.84      24.34        8,869
-------------------------------------------------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2005      $ 3.46     $ 0.01^         $ 0.57^      $   --          $   --        $ 4.04      16.76%     $ 1,187
  2004        3.50      (0.03)^         (0.01)^         --              --          3.46      (1.14)         976
  2003        2.26      (0.02)           1.26           --              --          3.50      54.87          913
  2002        3.54      (0.03)          (1.25)          --              --          2.26     (36.16)         565
  2001       10.00      (0.02)          (6.43)       (0.01)             --          3.54     (64.56)         907
Class A (commenced operations on October 23, 2000)
  2005      $ 3.42     $ 0.00^         $ 0.56^      $   --          $   --        $ 3.98      16.37%     $ 1,423
  2004        3.48      (0.04)^         (0.02)^         --              --          3.42      (1.72)       1,240
  2003        2.25      (0.03)           1.26           --              --          3.48      54.67          950
  2002        3.54      (0.04)          (1.25)          --              --          2.25     (36.44)         432
  2001       10.31      (0.03)          (6.73)       (0.01)             --          3.54     (65.37)         481

----------------------------------------------------------------------------
                                                          RATIO
                                                    OF EXPENSES
                                        RATIO        TO AVERAGE
                                       OF NET        NET ASSETS
                RATIO              INVESTMENT        (EXCLUDING
          OF EXPENSES           INCOME (LOSS)         WAIVERS &    PORTFOLIO
           TO AVERAGE              TO AVERAGE              FEES     TURNOVER
        NET ASSETS(1)           NET ASSETS(1)        RECAPTURE)(1)      RATE
----------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2005          0.96%                    1.12%             0.97%          34%
  2004          0.97                     0.92              0.97           36
  2003          1.00                     1.12              1.00           39
  2002          1.00                     0.90              1.05           42
  2001          1.00                     0.74              1.09           51
Class A (commenced operations on April 13, 2000)
  2005          1.21%                    0.87%             1.22%          34%
  2004          1.22                     0.64              1.22           36
  2003          1.25                     0.84              1.25           39
  2002          1.25                     0.65              1.30           42
  2001          1.25                     0.49              1.34           51
----------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2005          0.98%                    0.57%             1.00%          27%
  2004          1.01                     0.10              1.01           50
  2003          1.05                     0.16              1.03           43
  2002          1.05                    (0.04)             1.09           31
  2001          1.05                    (0.22)             1.13           58
Class A (commenced operations on March 28, 2000)
  2005          1.23%                    0.33%             1.25%          27%
  2004          1.26                    (0.14)             1.26           50
  2003          1.30                    (0.09)             1.29           43
  2002          1.30                    (0.29)             1.34           31
  2001          1.30                    (0.47)             1.38           58
----------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2005          1.18%                    0.26%             1.20%          41%
  2004          1.21                     0.23              1.20           40
  2003          1.24                    (0.20)             1.24           65
  2002          1.24                    (0.46)             1.28           39
Class A (commenced operations on October 3, 2001)
  2005          1.43%                    0.01%             1.45%          41%
  2004          1.49                    (0.07)             1.48           40
  2003          1.49                    (0.45)             1.49           65
  2002          1.49                    (0.74)             1.53           39
Class R (commenced operations on September 30, 1998)(2)
  2005          1.43%                    0.02%             1.45%          41%
  2004          1.49                    (0.07)             1.48           40
  2003          1.49                    (0.41)             1.49           65
  2002          1.49                    (0.70)             1.53           39
  2001*         1.26                    (0.51)             2.63            5
  2001+         1.49                    (0.69)             2.85           43
----------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2005          1.20%                    0.34%             1.21%          37%
  2004          1.20                    (0.82)             1.28           33
  2003          1.20                    (0.78)             1.36           29
  2002          1.20                    (0.88)             1.37           24
  2001          1.20                    (0.38)++           1.41           23
Class A (commenced operations on October 23, 2000)
  2005          1.50%                    0.06%             1.51%          37%
  2004          1.50                    (1.12)             1.58           33
  2003          1.50                    (1.08)             1.66           29
  2002          1.50                    (1.18)             1.67           24
  2001          1.50                    (1.04)++           1.71           23

  *  FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.
  +  FOR THE YEARS ENDING JUNE 30.
 ++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  ^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
 ^^  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ON OCTOBER 3, 2001, THE RCBSMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCBSMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.
(3)  INCLUDES RETURN OF CAPITAL OF $0.35 PER SHARE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 64
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR ENDED SEPTEMBER 30,

-------------------------------------------------------------------------------------------------------------------


                                          NET
               NET               REALIZED AND                 DISTRIBUTIONS          NET                     NET
             ASSET                 UNREALIZED     DIVIDENDS            FROM        ASSET                  ASSETS
             VALUE         NET  GAINS (LOSSES)     FROM NET        REALIZED       VALUE                      END
         BEGINNING  INVESTMENT             ON    INVESTMENT         CAPITAL          END       TOTAL   OF PERIOD
         OF PERIOD      INCOME     SECURITIES        INCOME           GAINS    OF PERIOD    RETURN++       (000)
-------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $10.60     $ 0.40^         $(0.27)^     $(0.40)         $(0.06)       $10.27       1.26%     $51,193
  2004       10.89       0.41^          (0.18)^      (0.41)          (0.11)        10.60       2.15       47,080
  2003       10.65       0.46            0.24        (0.46)             --         10.89       6.74       42,256
  2002       10.72       0.53            0.09        (0.53)          (0.16)        10.65       6.06       40,807
  2001       10.14       0.60            0.60        (0.60)          (0.02)        10.72      12.14       32,800
Class A (commenced operations on April 13, 2000)
  2005      $10.61     $ 0.37^         $(0.28)^     $(0.37)         $(0.06)       $10.27       0.91%     $ 1,530
  2004       10.89       0.37^          (0.16)^      (0.38)          (0.11)        10.61       1.99        1,522
  2003       10.65       0.44            0.23        (0.43)             --         10.89       6.47          830
  2002       10.73       0.50            0.08        (0.50)          (0.16)        10.65       5.69          544
  2001       10.13       0.57            0.62        (0.57)          (0.02)        10.73      12.08           93
-------------------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $10.62     $ 0.31^         $(0.16)^     $(0.31)         $(0.06)       $10.40       1.42%     $28,132
  2004       10.93       0.25^          (0.17)^      (0.25)          (0.14)        10.62       0.81       20,901
  2003       11.02       0.36^          (0.07)^      (0.37)          (0.01)        10.93       2.68*      15,596
  2002       10.80       0.44            0.34        (0.44)          (0.12)        11.02       7.53       14,502
  2001       10.17       0.53            0.63        (0.53)             --         10.80      11.67       12,648
Class A (commenced operations on April 13, 2000)
  2005      $10.64     $ 0.29^         $(0.17)^     $(0.28)         $(0.06)       $10.42       1.16%      $  554
  2004       10.95       0.23^          (0.17)^      (0.23)          (0.14)        10.64       0.55          436
  2003       11.01       0.33^          (0.04)^      (0.34)          (0.01)        10.95       2.71*          18
  2002       10.77       0.43            0.34        (0.41)          (0.12)        11.01       7.47          525
  2001       10.16       0.49            0.63        (0.51)             --         10.77      11.25            4
-------------------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $10.41     $ 0.28^         $(0.11)^     $(0.28)         $(0.04)       $10.26       1.65%     $22,768
  2004       10.60       0.27^          (0.06)^      (0.27)          (0.13)        10.41       2.00       17,789
  2003       10.83       0.31           (0.04)       (0.31)          (0.19)        10.60       2.63       14,546
  2002       10.50       0.36            0.41        (0.35)          (0.09)        10.83       7.58       16,147
  2001       10.22       0.43            0.30        (0.43)          (0.02)        10.50       7.21       15,526
Class A (commenced operations on April 13, 2000)
  2005      $10.44     $ 0.25^         $(0.11)^     $(0.25)         $(0.04)       $10.29       1.39%     $ 1,487
  2004       10.62       0.24^          (0.05)^      (0.24)          (0.13)        10.44       1.84        2,439
  2003       10.85       0.27           (0.02)       (0.29)          (0.19)        10.62       2.37          732
  2002       10.51       0.33            0.43        (0.33)          (0.09)        10.85       7.40           13
  2001       10.22       0.41            0.30        (0.40)          (0.02)        10.51       7.08            6
-------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005      $ 9.31     $ 0.71^         $(0.27)^     $(0.71)         $   --        $ 9.04       4.85%     $22,588
  2004        8.95       0.72^           0.36^       (0.72)             --          9.31      12.47       22,860
  2003        8.16       0.76            0.79        (0.76)             --          8.95      19.75       13,387
  2002        8.57       0.83           (0.40)       (0.84)             --          8.16       4.80       10,020
  2001        9.76       0.98           (1.18)       (0.98)          (0.01)         8.57      (2.45)       9,310
Class A (commenced operations on January 14, 2000)
  2005      $ 9.31     $ 0.69^         $(0.27)^     $(0.69)         $   --        $ 9.04       4.54%     $21,028
  2004        8.95       0.70^           0.35^       (0.69)             --          9.31      12.14       20,655
  2003        8.16       0.74            0.78        (0.73)             --          8.95      19.39       16,878
  2002        8.57       0.81           (0.40)       (0.82)             --          8.16       4.49        9,397
  2001        9.76       0.95           (1.18)       (0.95)          (0.01)         8.57      (2.74)       3,973

-----------------------------------------------------------------------------
                                                       RATIO
                                                 OF EXPENSES
                                     RATIO        TO AVERAGE
                                    OF NET        NET ASSETS
                    RATIO       INVESTMENT        (EXCLUDING
              OF EXPENSES           INCOME         WAIVERS &    PORTFOLIO
               TO AVERAGE       TO AVERAGE              FEES     TURNOVER
            NET ASSETS(1)    NET ASSETS(1)        RECAPTURE)(1)      RATE
-----------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005               0.75%           3.80%              0.76%          25%
  2004               0.75            3.82               0.79           57
  2003               0.75            4.30               0.78           66
  2002               0.75            5.04               0.82           55
  2001               0.75            5.71+              0.86           83
Class A (commenced operations on April 13, 2000)
  2005               1.00%           3.55%              1.01%          25%
  2004               1.00            3.51               1.04           57
  2003               1.00            4.00               1.03           66
  2002               1.00            4.71               1.07           55
  2001               1.00            5.67+              1.11           83
-----------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005               0.70%           2.98%              0.79%          58%
  2004               0.70            2.39               0.81          169
  2003               0.70            3.26               0.81           54
  2002               0.70            4.11+              0.86           70
  2001               0.70            5.04+              0.91          126
Class A (commenced operations on April 13, 2000)
  2005               0.95%           2.70%              1.04%          58%
  2004               0.95            2.14               1.06          169
  2003               0.95            3.00               1.06           54
  2002               0.95            3.70               1.11           70
  2001               0.95            5.03+              1.16          126
-----------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005              0.50%            2.70%              0.63%          54%
  2004              0.50             2.55               0.65           51
  2003              0.50             2.91               0.65           68
  2002              0.50             3.33               0.70           90
  2001              0.50             4.11               0.75           56
Class A (commenced operations on April 13, 2000)
  2005              0.75%            2.43%              0.88%          54%
  2004              0.75             2.29               0.90           51
  2003              0.75             2.62               0.90           68
  2002              0.75             3.05               0.95           90
  2001              0.75             3.82               1.00           56
-----------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2005               1.00%           7.71%              1.11%          46%
  2004               1.00            7.87               1.14           35
  2003               1.00            8.84               1.13           36
  2002               1.00            9.48               1.18           30
  2001               1.00           10.52               1.23           12
Class A (commenced operations on January 14, 2000)
  2005               1.30%           7.41%              1.41%          46%
  2004               1.30            7.56               1.44           35
  2003               1.30            8.44               1.43           36
  2002               1.30            9.03               1.48           30
  2001               1.30           10.14               1.53           12

  * TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.
  + RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 65
financial highlights For a Share Outstanding Throughout Each Period For the year ended September 30,

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        RATIO
                                                                                                                  OF EXPENSES
                                                                                                         RATIO     TO AVERAGE
               NET                                  NET                     NET                         OF NET     NET ASSETS
             ASSET              DIVIDENDS         ASSET                  ASSETS           RATIO     INVESTMENT     (EXCLUDING
             VALUE        NET    FROM NET         VALUE                     END     OF EXPENSES         INCOME      WAIVERS &
         BEGINNING INVESTMENT  INVESTMENT           END      TOTAL    OF PERIOD      TO AVERAGE     TO AVERAGE           FEES
         OF PERIOD     INCOME      INCOME     OF PERIOD   RETURN++        (000)   NET ASSETS(1)  NET ASSETS(1)     RECAPTURED)(1)
-----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
  2005       $1.00     $0.021     $(0.021)        $1.00      2.10%   $  332,393            0.60%          2.05%          0.61%
  2004        1.00      0.006      (0.006)         1.00      0.58       367,209            0.63           0.59           0.63
  2003        1.00      0.007      (0.007)         1.00      0.68       287,087            0.63           0.68           0.64
  2002        1.00      0.014      (0.014)         1.00      1.37       290,778            0.63           1.37           0.67
  2001        1.00      0.046      (0.046)         1.00      4.65       304,698            0.63           4.42++         0.71
Class A (commenced operations on October 18, 1999)
  2005       $1.00     $0.019     $(0.019)        $1.00      1.87%   $  312,452            0.82%          1.94%          1.11%
  2004        1.00      0.004      (0.004)         1.00      0.36       201,058            0.85           0.35           1.13
  2003        1.00      0.005      (0.005)         1.00      0.46       205,191            0.85           0.47           1.14
  2002        1.00      0.011      (0.011)         1.00      1.15       228,807            0.85           1.15           1.17
  2001        1.00      0.043      (0.043)         1.00      4.42       243,340            0.85           4.39++         1.21
Class S (commenced operations on October 26, 1999)
  2005       $1.00     $0.017     $(0.017)        $1.00      1.67%   $  203,502            1.02%          1.70%          1.11%
  2004        1.00      0.002      (0.002)         1.00      0.21       115,761            1.00           0.21           1.13
  2003        1.00      0.003      (0.003)         1.00      0.29       118,624            1.03           0.29           1.14
  2002        1.00      0.009      (0.009)         1.00      0.95       129,180            1.05           0.95           1.17
  2001        1.00      0.041      (0.041)         1.00      4.21       126,281            1.05           4.12++         1.21
-----------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2005       $1.00     $0.020     $(0.020)        $1.00      2.05%   $   32,039            0.61%          1.97%          0.62%
  2004        1.00      0.006      (0.006)         1.00      0.57        43,608            0.63           0.56           0.64
  2003        1.00      0.007      (0.007)         1.00      0.70        56,841            0.63           0.68           0.64
  2002        1.00      0.014      (0.014)         1.00      1.38        51,985            0.63           1.43           0.66
  2001        1.00      0.046      (0.046)         1.00      4.70        76,802            0.63           3.97++         0.66
Class A (commenced operations on June 21, 1999)
  2005       $1.00     $0.018     $(0.018)        $1.00      1.82%   $1,895,412            0.83%          1.80%          1.12%
  2004        1.00      0.004      (0.004)         1.00      0.35     1,857,676            0.85           0.35           1.14
  2003        1.00      0.005      (0.005)         1.00      0.48     2,060,860            0.85           0.48           1.14
  2002        1.00      0.012      (0.012)         1.00      1.16     2,149,151            0.85           1.18           1.16
  2001        1.00      0.044      (0.044)         1.00      4.47     2,531,500            0.85           4.27++         1.16
Class S (commenced operations on October 6, 1999)
  2005       $1.00     $0.016     $(0.016)        $1.00      1.62%   $  227,905            1.03%          1.61%          1.12%
  2004        1.00      0.002      (0.002)         1.00      0.20       263,086            1.00           0.21           1.14
  2003        1.00      0.003      (0.003)         1.00      0.30       191,539            1.03           0.31           1.14
  2002        1.00      0.010      (0.010)         1.00      0.96       219,387            1.05           0.93           1.16
  2001        1.00      0.042      (0.042)         1.00      4.26       147,035            1.05           3.62++         1.16
-----------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2005       $1.00     $0.015     $(0.015)*       $1.00      1.51%   $   73,211            0.55%          1.46%          0.63%
  2004        1.00      0.005      (0.005)         1.00      0.52        79,413            0.55           0.51           0.65
  2003        1.00      0.006      (0.006)         1.00      0.62        87,820            0.55           0.59           0.65
  2002        1.00      0.010      (0.010)         1.00      0.98        58,923            0.55           0.96           0.69
  2001        1.00      0.025      (0.025)         1.00      2.51        50,543            0.55           2.12++         0.72
Class A (commenced operations on June 21, 1999)
  2005       $1.00     $0.013     $(0.013)*       $1.00      1.28%   $  569,671            0.78%          1.25%          1.13%
  2004        1.00      0.003      (0.003)         1.00      0.29       505,029            0.78           0.29           1.15
  2003        1.00      0.004      (0.004)         1.00      0.41       539,182            0.76           0.41           1.15
  2002        1.00      0.007      (0.007)         1.00      0.75       519,269            0.78           0.75           1.19
  2001        1.00      0.023      (0.023)         1.00      2.28       638,446            0.78           2.22++         1.22
Class S (commenced operations on November 12, 1999)
  2005       $1.00     $0.011     $(0.011)*       $1.00      1.08%   $   88,182            0.98%          1.09%          1.13%
  2004        1.00      0.002      (0.002)         1.00      0.15        33,520            0.91           0.15           1.15
  2003        1.00      0.003      (0.003)         1.00      0.27        24,002            0.89           0.27           1.15
  2002        1.00      0.005      (0.005)         1.00      0.55        29,626            0.98           0.53           1.19
  2001        1.00      0.021      (0.021)         1.00      2.08        16,851            0.98           1.96++         1.22

  *  INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
  + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
 ++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 66
notes to financial staements
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established identical series of the Trust. The reorganization has been approved by shareholders of AHA Funds and is effective on October 3, 2005.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

                           CNI CHARTER FUNDS | PAGE 67
notes to financial staements
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBAsecurities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.


3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION
   AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Prior to January 1, 2005, the Administrator received an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion, with each Fund being subject to a minimum annual fee of $90,000.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets.

                           CNI CHARTER FUNDS | PAGE 68

--------------------------------------------------------------------------------


For the year ended September 30, 2005, CNB received Shareholder Servicing fees from the Trust in the amount of $7,396,438.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser"), the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCBSmall Cap ValueFund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

Reed, Conner & Birdwell, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC Halbis Partners (USA), Inc. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund. Prior to September 1, 2005 Credit Suisse Asset Management, LLC was the Investment Sub-Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:


                     Large Cap    Large Cap         RCB
                       Value       Growth        Small Cap    Technology
                      Equity       Equity          Value        Growth
                       Fund         Fund            Fund          Fund
--------------------------------------------------------------------------------
Institutional Class   1.00%         1.05%          1.24%         1.20%
Class A               1.25%         1.30%          1.49%         1.50%
Class R                 --            --           1.49%           --
--------------------------------------------------------------------------------


                                                 California
                    Corporate     Government     Tax Exempt   High Yield
                      Bond           Bond           Bond         Bond
                      Fund           Fund           Fund         Fund
--------------------------------------------------------------------------------
Institutional Class   0.75%         0.70%          0.50%         1.00%
Class A               1.00%         0.95%          0.75%         1.30%
--------------------------------------------------------------------------------


                      Prime                     California
                      Money       Government    Tax Exempt
                     Market      Money Market  Money Market
                      Fund           Fund          Fund
--------------------------------------------------------------------------------
Institutional Class   0.63%         0.63%          0.55%
Class A               0.85%         0.85%          0.78%
Class S               1.05%         1.05%          0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the year ended September 30, 2005, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $1,516, $44, $3,238, $40,558 and $125,625 for the Large Cap
Value Equity Fund, Technology Growth Fund, Corporate Bond Fund, Prime Money Market Fund and Government Money Market Fund, respectively.

As of September 30, 2005, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

Fund                                                                      (000)
--------------------------------------------------------------------------------
Technology Growth                                                           $ 2
Corporate Bond                                                               12
Government Bond                                                              48
California Tax Exempt Bond                                                   70
High Yield Bond                                                             113
California Tax Exempt Money Market                                        1,544
--------------------------------------------------------------------------------


5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2005, were as follows for the Equity and Fixed Income
Funds:

                                  Purchases             Sales & Maturities
--------------------------------------------------------------------------------
                          U.S. Gov`t    Other           U.S. Gov`t   Other
Fund                         (000)       (000)           (000)       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity      $    --     $18,999       $       --    $16,481
Large Cap Growth Equity          --      17,340              --       9,585
RCB Small Cap Value              --      47,158              --      27,031
Technology Growth                --         877              --         857
Corporate Bond                2,442      15,899           1,756      10,721
Government Bond              13,937       6,007          13,657          --
California Tax Exempt Bond       --      14,100              --      10,841
High Yield Bond                  --      20,304              --      19,724
--------------------------------------------------------------------------------

                           CNI CHARTER FUNDS | PAGE 69
notes to financial staements
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to REITadjustments, the realized gains (losses) on paydowns and the timing of distributions, have been reclassified to/from the following accounts:

                                Increase/(Decrease)        Increase/(Decrease)
                                   Undistributed              Accumulated
                                  Net Investment             Net Realized
                                   Income/(Loss)              Gain (Loss)
                                       (000)                     (000)
--------------------------------------------------------------------------------
RCB Small Cap Value                   $ (1)                      $ 1
Corporate Bond                          (1)                        1
Government Bond                          4                        (4)
High Yield Bond                        (12)                       12
Government Money Market                  3                        (3)
California Tax Exempt
   Money Market                         (5)                        5
--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the years ended September 30, 2005 and September 30, 2004 are shown below:

                               Tax
                             Exempt    Ordinary   Long-term
                             Income     Income  Capital Gain   Total
Fund                          (000)      (000)      (000)      (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
   2005                       $ --     $  535    $1,908     $ 2,443
   2004                         --        367        --         367
Large Cap Growth Equity
   2005                         --        198        --         198
   2004                         --         17        --          17
RCB Small Cap Value
   2005                         --        521     2,493       3,014
   2004                         --         --        87          87
Corporate Bond
   2005                         --      1,919       303       2,222
   2004                         --      1,913       222       2,135
Government Bond
   2005                         --        739       120         859
   2004                         --        450       211         661
California Tax Exempt Bond
   2005                        593         --        82         675
   2004                        459         63       139         661
High Yield Bond
   2005                         --      3,404        --       3,404
   2004                         --      2,846        --       2,846
Prime Money Market
   2005                         --     14,619        --      14,619
   2004                         --      2,720        --       2,720
Government Money Market
   2005                         --     38,829        --      38,829
   2004                         --      7,492        --       7,492
California Tax Exempt Money Market
   2005                      9,088         --       173       9,261
   2004                      2,227          3         1       2,231


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------


As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                 Undistributed  Undistributed  Undistributed    Capital
                                  Tax-Exempt     Ordinary        Long-term       Loss
                                    Income        Income       Capital Gain  Carryforwards
Fund                                 (000)         (000)           (000)         (000)
------------------------------------------------------------------------------------------
Large Cap Value Equity               $ --          $ 139         $3,782          $ --
Large Cap Growth Equity                --             13             --        (4,410)
RCB Small Cap Value                    --             66          1,121            --
Technology Growth                      --              4             --        (1,605)
Corporate Bond                         --            165             --            --
Government Bond                        --             77             --            --
California Tax Exempt Bond             54             26             61            --
High Yield Bond                        --            251             --          (965)
Prime Money Market                     --          1,987             --          (403)
Government Money Market                --          4,718             --            --
California Tax Exempt Money Market  1,030             --             --            --

                                                 Unrealized      Other              Total
                                  Post-October  Appreciation   Temporary   Distributable Earnings
                                     Losses    (Depreciation) Differences  (Accumulated Losses)
Fund                                  (000)         (000)         (000)             (000)
-------------------------------------------------------------------------------------------------
Large Cap Value Equity               $ --          $11,131       $(139)           $14,913
Large Cap Growth Equity                --            3,572         (13)              (838)
RCB Small Cap Value                    --           13,603          --             14,790
Technology Growth                      --              109          (1)            (1,493)
Corporate Bond                        (64)            (184)       (166)              (249)
Government Bond                       (59)            (280)        (74)              (336)
California Tax Exempt Bond             --              (45)        (54)                42
High Yield Bond                      (272)             355        (251)              (882)
Prime Money Market                     --               --      (1,986)              (402)
Government Money Market                --               --      (4,714)                 4
California Tax Exempt Money Market     --               --      (1,034)                (4)

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2005, the breakdown of capital loss carryforwards is as follows:

                                           Expiring September 30,
                           -----------------------------------------------------
                                 2010        2011        2012       2013
Fund                             (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------

Large Cap Growth Equity         $2,894      $1,516      $  --      $  --
Technology Growth                  392         658        328        227
High Yield Bond                     33         932         --         --
Prime Money Market                 403          --         --         --
--------------------------------------------------------------------------------

During the year ended September 30, 2005, the following funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                   Amount
Fund                                                                (000)
-------------------------------------------------------------------------------

Large Cap Growth Equity                                              $357
High Yield Bond                                                       123
Prime Money Market                                                      1
-------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized (depreciation) on securities and the net unrealized appreciation/(depreciation) for tax purposes at September 30, 2005 for each of the Equity and Fixed Income Funds were as follows:

                                    Aggregate    Aggregate          Net
                                      Gross        Gross        Unrealized
                        Federal    Unrealized    Unrealized    Appreciation
                        Tax Cost  Appreciation  Depreciation  (Depreciation)
Fund                     (000)        (000)        (000)          (000)
--------------------------------------------------------------------------------
Large Cap Value Equity   $43,304     $11,851      $ (720)       $11,131
Large Cap Growth Equity   39,029       5,579      (2,007)         3,572
RCB Small Cap Value       70,711      16,144      (2,541)        13,603
Technology Growth          2,567         434        (325)           109
Corporate Bond            51,907         432        (616)          (184)
Government Bond           28,506          20        (300)          (280)
California Tax Exempt
   Bond                   23,991          92        (137)           (45)
High Yield Bond           43,060       1,390      (1,035)           355
--------------------------------------------------------------------------------


7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

                           CNI CHARTER FUNDS | PAGE 71

--------------------------------------------------------------------------------


8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the years ended September 30, 2005 and September 30, 2004 were as follows:

                                       Large Cap Value       Large Cap Growth        Rcb Small Cap           Technology
                                      Equity Fund (000)      Equity Fund (000)      Value Fund (000)      Growth Fund (000)
                                   ---------------------   --------------------   -------------------   --------------------
                                       2005      2004           2005    2004          2005     2004         2005     2004
--------------------------------------------------------   --------------------   -------------------   --------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                         877      862          1,493   1,122           279      191          113       70
   Shares Issued in Lieu of
     Dividends and Distributions          74        9              7       1            12        1           --       --
   Shares Redeemed                      (821)    (951)          (684)   (832)         (130)    (148)        (101)     (49)
--------------------------------------------------------   --------------------   -------------------   --------------------
      Net Institutional
        Class Transactions               130      (80)           816     291           161       44           12       21
========================================================   ====================   ===================   ====================
   Class A:
   Shares Issued                         515      555            454     573           259      269            9      160
   Shares Issued in Lieu of
     Dividends and Distributions          36        2              3      --            14        1           --       --
   Shares Redeemed                      (149)     (82)          (111)   (104)         (101)    (101)         (15)     (70)
--------------------------------------------------------   --------------------   -------------------   --------------------
      Net Class A Transactions           402      475            346     469           172      169           (6)      90
========================================================   ====================   ===================   ====================
   Class R:
   Shares Issued                          --       --             --      --         1,014      784           --       --
   Shares Issued in Lieu of
  Dividends and Distributions             --       --             --      --            73        2           --       --
   Shares Redeemed                        --       --             --      --          (389)     (94)          --       --
--------------------------------------------------------   --------------------   -------------------   --------------------
      Net Class R Transactions            --       --             --      --           698      692           --       --
========================================================   ====================   ===================   ====================

                                                                                      California             High Yield
                                       Corporate Bond        Government Bond       Tax Exempt Bond              Bond
                                         Fund (000)              Fund (000)            Fund (000)           Fund (000)
                                   ---------------------   --------------------   -------------------   --------------------
                                       2005      2004          2005      2004        2005      2004       2005       2004
                                   ---------------------   --------------------   -------------------   --------------------
Capital Shares Issued and Redeemed:
   Institutional Class:
   Shares Issued                       1,476    1,552          1,238     900           867      690          648    1,068
   Shares Issued in Lieu of
     Dividends and Distributions          38       33             20      17            13        8          102       80
   Shares Redeemed                      (967)  (1,026)          (521)   (375)         (370)    (362)        (708)    (188)
--------------------------------------------------------   --------------------   -------------------   --------------------
      Net Institutional
        Class Transactions               547      559            737     542           510      336           42      960
========================================================   ====================   ===================   ====================
   Class A:
   Shares Issued                          58      114             26      40            29      165          485    1,376
   Shares Issued in Lieu of
     Dividends and Distributions           3        2              1      --             2        3           99       98
   Shares Redeemed                       (55)     (49)           (15)     (1)         (120)      (3)        (478)  (1,141)
--------------------------------------------------------   --------------------   -------------------   --------------------
      Net Class A Transactions             6       67             12      39           (89)     165          106      333
========================================================   ====================   ===================   ====================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

                           CNI CHARTER FUNDS | PAGE 72

--------------------------------------------------------------------------------

                                                                                                    California
                                           Prime                       Government                   Tax Exempt
                                        Money Market                  Money Market                 Money Market
                                         Fund (000)                    Fund (000)                   Fund (000)
                                 --------------------------     --------------------------    -------------------------
                                       2005       2004                2005       2004               2005       2004
                                 --------------------------     --------------------------    -------------------------
Capital Shares Issued and Redeemed:
   Institutional Class:
   Shares Issued                   1,215,600    1,030,373          376,258      579,828        1,139,802     1,066,689
   Shares Issued in Lieu of
     Dividends and Distributions       1,411          375                7            1                8             1
   Shares Redeemed                (1,251,828)    (950,623)        (387,834)    (593,062)      (1,145,985)   (1,075,122)
-----------------------------------------------------------------------------------------------------------------------
      Net Institutional
        Class Transactions           (34,817)      80,125          (11,569)     (13,233)          (6,175)       (8,432)
=======================================================================================================================
   Class A:
   Shares Issued                     958,549      697,874        4,965,371    4,331,865        1,822,478     1,454,752
   Shares Issued in Lieu of
     Dividends and Distributions         982          154           23,227        4,840            6,066         1,367
   Shares Redeemed                  (848,138)    (702,159)      (4,950,864)  (4,539,896)      (1,763,753)   (1,490,415)
-----------------------------------------------------------------------------------------------------------------------
      Net Class A Transactions       111,393       (4,131)          37,734     (203,191)          64,791       (34,296)
=======================================================================================================================
   Class S:
   Shares Issued                     499,380      460,307          689,747      739,765          271,376       256,655
   Shares Issued in Lieu of
     Dividends and Distributions          --           --               --           --               --            --
   Shares Redeemed                  (411,638)    (463,168)        (724,928)    (668,217)        (216,708)     (247,146)
-----------------------------------------------------------------------------------------------------------------------
      Net Class S Transactions        87,742       (2,861)         (35,181)      71,548           54,668         9,509
=======================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


9. SUBSEQUENT EVENT:

Subsequent to the reorganization that took place on October 3, 2005, CCM Advisors, LLC, an affiliate of City National Asset Management, Inc. ("CNAM"), is the investment adviser to the AHA Funds. Cambiar Investors, LLC and Freeman Associates Investment Management LLC serves as sub-advisers to the new AHA Balanced and Diversified Equity Funds. Patterson Capital Corporation and CNAM serves as sub-advisers to the new AHA Limited Maturity Fixed Income Fund. Robert
W. Baird & Co. Incorporated will serve as sub-adviser to the new AHA Full Maturity Fixed Income and Balanced Funds. SKBA Capital Management, LLC will serve as a sub-adviser to the new AHA Socially Responsible Equity Fund.

Shares of the AHA Funds are offered through separate prospectuses. To request a prospectus, shareholders can call 1-800-445-1341 or write to AHA Investment Funds, Inc., c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.



                           CNI CHARTER FUNDS | PAGE 73
report of independent registered public accounting firm


--------------------------------------------------------------------------------



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CNI CHARTER FUNDS:

We have audited the accompanying statements of net assets of the CNI Charter Funds, comprised of the Large Cap Value Equity Fund, the Large Cap Growth Equity Fund, the RCB Small Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the High Yield Bond Fund, the Prime Money Market Fund, the Government Money Market Fund, and the California Tax Exempt Money Market Fund (collectively, "the Funds"), as of September 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2005, the results of their operation for the year than ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


November 15, 2005

Los Angeles, California

                           CNI CHARTER FUNDS | PAGE 74
board members and officers (UNAUDITED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF
                                         OFFICE                                                     NUMBER OF
                                           AND                                                    PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                 FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME              PRINCIPAL OCCUPATION(S)                OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2            DURING PAST FIVE YEARS                BOARD MEMBER3        TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

Irwin G. Barnet      Trustee           Since 1999    Attorney and partner at Reed Smith LLP,            16        None
Age: 67                                              a law firm (January 2003-present); attorney
                                                     and a principal of Crosby, Heafey, Roach &
                                                     May, a law firm (September 2000-December
                                                     2002); attorney and principal of Sanders,
                                                     Barnet, Goldman, Simons & Mosk, a law
                                                     firm prior to September, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Victor Meschures     Trustee           Since 1999    Certified Public Accountant with Meschures,        16        None
Age: 67                                              Campeas, Thompson, Snyder and Pariser, LLP,
                                                     an accounting firm.
------------------------------------------------------------------------------------------------------------------------------------
William R. Sweet     Trustee           Since 1999    Retired.                                           16        Director, Banner
Age: 68                                                                                                           Central Finance
                                                                                                                  Company; Director,
                                                                                                                  Hispanic Express,
                                                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
James R. Wolford     Trustee           Since 1999    Chief Financial Officer, DBM Group                 16        None
Age: 51                                              (August 2001-present); Senior Vice President
                                                     and Chief Operating Officer, Forecast
                                                     Commercial Real Estate Service, Inc.
                                                     (January 2000-August 2001); Senior Vice
                                                     President and Chief Financial Officer,
                                                     Bixby Ranch Company, a real estate
                                                     company (1985-2000).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

Vernon C. Kozlen     President         Since 2000    Chairman, City National Asset                      N/A       N/A
City National Bank   and Chief                       Management, Inc. (2001-Present);
400 N. Roxbury Dr.   Executive                       Executive Vice President, City National
Beverly Hills, CA    Officer                         Bank (1996-Present).
90210
Age: 61
------------------------------------------------------------------------------------------------------------------------------------
Rodney J. Olea       Vice President    Since 2000    Senior Vice President, City National Asset         N/A       N/A
City National Bank                                   Management, Inc. (2001-Present); Senior Vice
400 N. Roxbury Dr.                                   President and Director of Fixed Income of
Beverly Hills, CA                                    City National Bank (1994-Present).
90210
Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Weiss     Vice President    Since 2000    President, City National Asset Management,         N/A       N/A
City National Bank                                   Inc. (2001-Present); Executive Vice President
400 N. Roxbury Dr.,                                  and Chief Investment Officer of City National
Beverly Hills, CA                                    Bank (1999-Present).
90210
Age: 45
------------------------------------------------------------------------------------------------------------------------------------

                           CNI CHARTER FUNDS | PAGE 75
board members and officers (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2005. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Board Members and Officers. The SAI may be obtained without charge by calling 1-800-708-8881.

                                         TERM OF
                                         OFFICE                                                       NUMBER OF
                                           AND                                                      PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                   FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME             PRINCIPAL OCCUPATION(S)                   OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2           DURING PAST FIVE YEARS                   BOARD MEMBER3        TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------

Savitri Pai            Vice President    Since 2005    General Counsel, Chief Compliance                  N/A               N/A
109 S. Lasalle Street                                  Officer & Chief Legal Officer of
Suite 2800                                             CCM Advisors, LLC (2003-Present).
Chicago, IL 60603                                      General Counsel, Treasurer and
Age: 39                                                Director, Kenilworth Fund, Inc.
                                                       (1992-2003).
------------------------------------------------------------------------------------------------------------------------------------
Valerie Y. Lewis       Vice President    Since 2005    Mutual Funds Boards Specialist,                    N/A               N/A
City National Bank     of Compliance                   Capital Research and Management
400 N. Roxbury Dr.                                     Company; Compliance Specialist,
Beverly Hills,                                         Capital International, Inc. (1999-2005)
CA 90210
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt      Controller and    Since 2005    SEI Investments, Director of Funds                 N/A               N/A
SEI Investments        Chief                           Accounting, (2004-Present);
One Freedom            Operating                       Manager of Funds Accounting
Valley Drive           Officer                         (1999-2004).
Oaks, PA 19456
Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Timothy Solberg        Vice President    Since 2005    Founder, Managing Director & Chief                 N/A               N/A
109 S. Lasalle Street  and Assistant                   Investment Officer of CCM Advisors
Suite 2800             Secretary                       (2001-Present).
Chicago, IL 60603
Age: 52
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice President    Since 2000    Employed by SEI Investments since                  N/A               N/A
One Freedom            and Assistant                   October 1999. Vice President and
Valley Drive           Secretary                       Assistant Secretary of the
Oaks, PA 19456                                         Administrator. Vice President and
Age: 37                                                Assistant Secretary of the Distributor
                                                       (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "CNI Charter Funds Complex" consists of all registered investment companies for which City National Asset Management, Inc. serves as investment adviser. As of September 30, 2005, the CNI Charter Funds Complex consisted of 16 Funds.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                           CNI CHARTER FUNDS | PAGE 76
board members and officers (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF
                                         OFFICE                                                       NUMBER OF
                                           AND                                                      PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                   FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME              PRINCIPAL OCCUPATION(S)                  OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2            DURING PAST FIVE YEARS                  BOARD MEMBER3         TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------

Phillip T Masterson    Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. General Counsel at Citco
Valley Drive                                           Mutual Fund Services (2003-2004).
Oaks, PA 19456                                         Vice President and Associate Counsel
Age: 42                                                at Oppenheimer Funds (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005.  Vice President, Deutsche
Valley Drive                                           Asset Management (2003-2004). Associate,
Oaks, PA 19456                                         Morgan, Lewis and Bockius LLP (2000-
Age: 37                                                2003). Assistant Vice President, ING
                                                       Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala        Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. Compliance Officer of
Valley Drive                                           SEI Investments (2001-2004). Account
Oaks, PA 19456                                         and Product Consultant, SEI Private Trust
Age: 31                                                Company (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang        Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. Counsel, Caledonian Bank
Valley Drive                                           & Trust's Mutual Fund Group (2004-
Oaks, PA 19456                                         2005). Counsel, Permal Asset Management
Age: 33                                                (2001-2004). Associate, Schulte, Roth &
                                                       Zabel's Investment Management Group
                                                       (2000-2001).
------------------------------------------------------------------------------------------------------------------------------------

                           CNI CHARTER FUNDS | PAGE 77
notice to shareholders (UNAUDITED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


For shareholders that do not have a September 30, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2005, California Tax Exempt Bond Fund and California Tax Exempt Money Market Fund designate 100% and 100%, respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2005 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                          (C)**          (D)***
                                                                                       Dividends      Qualifying
                            (A)*            (B)*                                       Qualifying       Dividend       (E)****
                          Long Term       Ordinary                                    For Corporate      Income         U.S.
                        Capital Gain       Income       Tax Exempt        Total      Dividends Rec.     (15% Rate    Government
                        Distributions   Distributions    Interest     Distributions     Deduction       for QDI)      Interest
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Equity Fund               79%             21%            0%             100%            100%           100%            0%

Large Cap Growth
   Equity Fund                0%            100%            0%             100%            100%           100%            0%

RCB Small Cap
   Value Fund                83%             17%            0%             100%            100%           100%            0%

Technology Growth
   Fund                       0%              0%            0%               0%              0%             0%            0%

Corporate Bond
   Fund                      14%             86%            0%             100%              0%             0%            3%

Government Bond
   Fund                      14%             86%            0%             100%              0%             0%           42%

California Tax Exempt
   Bond Fund                 12%              0%           88%             100%              0%             0%            0%

High Yield Bond Fund          0%            100%            0%             100%              0%             0%            0%

Prime Money Market
   Fund                       0%            100%            0%             100%              0%             0%           11%

Government Money
   Market Fund                0%            100%            0%             100%              0%             0%           22%

California Tax Exempt
   Money Market Fund          2%              0%           98%             100%              0%             0%            0%
----------------------------------------------------------------------------------------------------------------------------------

   * Items (A) and (B) are based on the percentage of each fund's total distribution.
  ** Item (C) is based on the percentage of ordinary income distributions of each fund. Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 *** The percentage in Item (D) represents the amount of "Qualifying Dividend
     Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law.
**** "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). For shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

                           CNI CHARTER FUNDS | PAGE 78
disclosure of fund expenses (UNAUDITED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of the fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your fund's actual return - the account values shown do not apply to your specific investment.

                     BEGINNING     ENDING                 EXPENSES
                      ACCOUNT     ACCOUNT     ANNUALIZED    PAID
                       VALUE       VALUE       EXPENSE     DURING
                      4/1/05      9/30/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,057.60       0.96%      $4.95
Class A              1,000.00    1,056.40       1.21%       6.24

HYPOTHETICAL 5% RETURN
Institutional Class  1,000.00   $1,020.26       0.96%      $4.86
Class A              1,000.00    1,019.00       1.21%       6.12

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00  $ 1,046.10       0.98%      $5.03
Class A              1,000.00    1,044.10       1.23%       6.30

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,020.16       0.98%      $4.96
Class A              1,000.00    1,018.90       1.23%       6.23

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

                           CNI CHARTER FUNDS | PAGE 79
disclosure of fund expenses (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2005


--------------------------------------------------------------------------------



                     BEGINNING     ENDING                 EXPENSES
                      ACCOUNT     ACCOUNT     ANNUALIZED    PAID
                       VALUE       VALUE       EXPENSE     DURING
                      4/1/05      9/30/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,018.50       1.18%     $5.97
Class A              1,000.00    1,016.90       1.43%      7.23
Class R              1,000.00    1,017.30       1.43%      7.23

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,019.15       1.18%     $5.97
Class A              1,000.00    1,017.90       1.43%      7.23
Class R              1,000.00    1,017.90       1.43%      7.23
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00  $ 1,100.80       1.20%     $6.32
CLASS A              1,000.00    1,096.40       1.50%      7.88

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,019.05       1.20%     $6.07
Class A              1,000.00    1,017.55       1.50%      7.59
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,017.40       0.75%     $3.79
Class A              1,000.00    1,016.10       1.00%      5.05

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,021.31       0.75%     $3.80
Class A              1,000.00    1,020.05       1.00%      5.06
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,014.20       0.70%     $3.53
Class A              1,000.00    1,011.90       0.95%      4.79

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,021.56       0.70%     $3.55
Class A              1,000.00    1,020.31       0.95%      4.81
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,019.70       0.50%     $2.53
Class A              1,000.00    1,018.40       0.75%      3.79

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,022.56       0.50%     $2.54
Class A              1,000.00    1,021.31       0.75%      3.80


--------------------------------------------------------------------------------
                     BEGINNING     ENDING                 EXPENSES
                      ACCOUNT     ACCOUNT     ANNUALIZED    PAID
                       VALUE       VALUE       EXPENSE     DURING
                      4/1/05      9/30/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,022.40       1.00%     $5.07
Class A              1,000.00    1,020.90       1.30%      6.59

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,020.05       1.00%     $5.06
Class A              1,000.00    1,018.55       1.30%      6.58
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,013.10       0.59%     $2.98
Class A              1,000.00    1,012.00       0.81%      4.09
Class S              1,000.00    1,011.00       1.01%      5.09

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00  $ 1,022.11       0.59%     $2.99
Class A              1,000.00    1,021.01       0.81%      4.10
Class S              1,000.00    1,020.00       1.01%      5.11
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,012.70       0.61%     $3.08
Class A              1,000.00    1,011.60       0.83%      4.19
Class S              1,000.00    1,010.60       1.03%      5.19

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00   $1,022.01       0.61%     $3.09
Class A              1,000.00    1,020.91       0.83%      4.20
Class S              1,000.00    1,019.90       1.03%      5.22
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class $1,000.00   $1,009.20       0.55%     $2.77
Class A              1,000.00    1,008.00       0.78%      3.93
Class S              1,000.00    1,007.00       0.98%      4.93

HYPOTHETICAL 5% RETURN
Institutional Class $1,000.00  $ 1,022.31       0.55%     $2.79
Class A              1,000.00    1,021.16       0.78%      3.95
Class S              1,000.00    1,020.16       0.98%      4.96

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

                           CNI CHARTER FUNDS | PAGE 80
approval of investment advisory agreements (UNAUDITED)


--------------------------------------------------------------------------------

During the six months ended September 30, 2005, in connection with the reorganization of AHA Investment Funds (the "Predecessor Funds") into newly formed series of the Trust (the "AHA Funds"), the Board of Trustees ("Board") of CNI Charter Funds (the "Trust") approved the Trust's advisory agreement (the "Management Agreement") with CCM Advisors, LLC ("CCM Advisors") and CCM Advisors' sub-advisory agreements with each of Cambiar Investors, LLC ("Cambiar"), Freeman Associates Investment Management LLC ("Freeman"), The Patterson Capital Corporation ("Patterson"), Robert W. Baird & Company ("Baird"), SKBA Capital Management, LLC ("SKBA") and City National Asset Management, Inc. ("CNAM"). During the same period, the Board also approved the sub-advisory agreement between CNAM, as investment adviser to the High Yield Bond Fund, and HSBC Halbis Partners (USA), Inc. ("HSBC"), as sub-adviser to the Fund. In the following text, Cambiar, Freeman, Patterson, Baird, SKBA and CNAM are referred to as "AHA Sub-Advisers," the AHA Sub-Advisers and HSBC are referred to as "Sub-Advisers" and the advisory agreement with each Sub-Adviser is referred to as a "Sub-Advisory Agreement."

GENERAL INFORMATION

The information in this summary outlines the Board's considerations associated with its approval of each of the Agreements. In connection with their deliberations regarding the proposed advisory relationships, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Management Agreement and the Sub-Advisory Agreement for each investment portfolio of the Trust (each a "Fund") were considered separately, although the Board took into account the common interests of all the relevant Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services to be performed by CCM Advisors and the Sub-Advisers. In considering these matters, the Board discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CCM Advisors or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of each of CCM Advisors and the Sub-Advisers, advisory fee and expense comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

AHA FUNDS

NATURE, EXTENT AND QUALITY OF SERVICES.

In reviewing the services to be provided by CCM Advisors and each AHA Sub-Adviser, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the AHA Funds; and the overall general quality and depth of its organization. With respect to CCM Advisors, the Board also took into account the depth and quality of CCM Advisors' capabilities as a "manager of managers"; the experience, capability and integrity of its senior management; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

With respect to each AHA Sub-Adviser, the Board also reviewed each Sub-Adviser's investment philosophy and processes as well as brokerage, trading and soft dollar practices. In considering CNAM as a new sub-adviser with respect to a portion of the AHA Limited Maturity Fixed Income Fund,

                           CNI CHARTER FUNDS | PAGE 81
approval of investment advisory agreements (UNAUDITED)(CONTINUED)


--------------------------------------------------------------------------------

the Board noted that it was quite familiar with CNAM's general capabilities, systems and procedures as a result of its past reviews of CNAM as an investment adviser to other series of the Trust.

INVESTMENT PERFORMANCE.

The Board assessed the performance of each Predecessor Fund compared with its respective benchmark and the average returns of all funds in its respective peer group category selected by Morningstar Associates, LLC (each a "Morningstar Universe").

o The Board considered that each of the Predecessor Diversified Equity, Full Maturity Fixed Income, and Balanced Funds had either outperformed or performed very close to its respective benchmark for the one-, three-, five-, ten- and 15-year periods ending December 31, 2004, and had performed in the top half of its respective Morningstar Universe for each such period (except for the Predecessor Full Maturity Fixed Income Fund's one-year returns).

o The Board observed that the Predecessor Limited Maturity Fixed Income Fund had underperformed relative to its benchmarks in the rising interest rate environment of 2004, but noted that it is not uncommon for short-term fixed income funds to lag behind the market when interest rates are rising. The Board also noted that this Predecessor Fund had been named a "Lipper Leader" (i.e., ranked in the top 20th percentile of its Lipper Inc. universe) for Preservation of Capital for the five-year period ending December 31, 2004.

o The Trustees noted that performance information for the Predecessor Socially Responsible Equity Fund was not yet available, as the Fund had commenced operations on January 1, 2005. The Board noted, however that a composite of accounts of SKBA, the Fund's investment sub-adviser, with investment objectives substantially similar to those of the Fund had outperformed the Russell 1000 Index for the one-, three- and five-year periods ended December 31, 2004.

The Board also reviewed the value added by each AHA Sub-Adviser as reflected by the performance of the allocated portion of each Fund it managed compared to the relevant benchmarks and Morningstar Universes.

In evaluating CNAM as a new sub-adviser to the AHA Limited Maturity Fixed Income Fund, the Trustees reviewed the returns of a composite of accounts managed by CNAM's fixed income portfolio managers with investment strategies similar to those of the Fund, and observed that the annualized returns of the composite for the one-, two-, three-, four- and five-year periods ended March 31, 2005 were greater than the corresponding returns of the composite's benchmark.

ADVISORY FEES AND FUND EXPENSES.

The Board reviewed information regarding the advisory fees to be charged by CCM Advisors and each of the AHA Sub-Advisers, and total expenses of each of the Predecessor Funds compared to those of the funds included in the relevant Morningstar Universes. CCM Advisors pays the AHA Sub-Advisers' advisory fees out of CCM Advisors' advisory fee.

The Board concluded that CCM Advisors' fees and the Sub-Advisers' fees compared favorably to the advisory fees of the funds included in the relevant Morningstar Universes, except for the Predecessor Diversified Equity Fund. With respect to that Fund, the Board considered that the investment advisory fee paid by the Predecessor Diversified Equity Fund was higher than the average management fee of its Morningstar Universe because the Fund's Morningstar category included many funds managed by substantially larger investment advisers and quasi-index funds, which decreased the average management fee.

The Board noted that, although CCM Advisors serves as an investment consultant and charges fees for those services, the Predecessor Funds represented CCM Advisors' sole investment advisory client, and it would not be able to compare the fees charged to the Trust by CCM Advisors with fees charged to other institutional clients of CCM Advisors. The Board also

                           CNI CHARTER FUNDS | PAGE 82
approval of investment advisory agreements (UNAUDITED)(CONTINUED)


--------------------------------------------------------------------------------

considered the fees charged by the AHA Sub-Advisers to their other institutional clients, noting that the proposed advisory fees were significantly less than those charged by each AHA Sub-Adviser to its institutional clients.

The Board considered the total expense ratios of the Predecessor Funds, noting that the total expenses for each Predecessor Fund were equal to or less than the average total expenses of the funds in its respective Morningstar Universe, except for the Predecessor Full Maturity Fixed Income Fund. The Board noted that the reorganization was expected to result in decreased expense ratios for the AHA Funds, including those of the AHA Full Maturity Fixed Income Fund, relative to those of the Predecessor Funds, as common expenses with the existing series of the Trust would be spread over a larger asset base as a result of the reorganization of the Predecessor Funds into the AHA Funds.

The Board considered information prepared by CCM Advisors and the Sub-Advisers relating to their respective costs and profits with respect to the AHA Funds, as well as the methodologies used to determine and allocate their costs to the AHA Funds. The Board also considered the benefits to be received by CCM Advisors and its affiliates as a result of CCM Advisors' relationship with the AHA Funds. The Board noted that none of the AHA Sub-Advisers or their affiliates (other than CNAM) would receive benefits other than investment advisory fees as a result of its relationship with the AHA Funds, except the intangible benefits of the favorable publicity arising in connection with the Funds' performance. With respect to CNAM, the Board noted that the benefits received by CNAM and its affiliates (which include CCM Advisors) as a result of CNAM's relationship with the Trust includes fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust.

The Board also considered whether each AHA Fund is likely to benefit from any economies of scale in the management of its portfolio in the event of growth in assets of the AHA Fund. Due to the relatively small asset size of each of the AHA Funds, the Board concluded that CCM Advisors would not currently realize any significant economies of scale in acting as investment adviser to the Funds. However, they noted that as the AHA Funds' assets increase in the future, specific consideration would be given to the possibility of adding fee breakpoints to CCM Advisors' fee schedule to share the benefit of any such economies with the Funds' shareholders.

CONCLUSIONS.

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Management Agreement and each of the AHA Sub-Advisory Agreements represent fair and reasonable compensation in light of the nature and quality of the services being provided by CCM Advisors and the AHA Sub-Advisors to the respective AHA Funds and their shareholders.


HIGH YIELD BOND FUND

During the period ended September 30, 2005, the Board approved HSBC to replace Credit Suisse Asset Management, LLC ("CSAM") as the sub-adviser to the High Yield Bond Fund. The Board approved the replacement of CSAM as a result of the resignation from CSAM of the portfolio management team previously responsible for management of the Fund and the subsequent employment of the team by HSBC.

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services to be provided by HSBC, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability, as well as that of its parent company; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the High Yield Bond Fund; and the overall general quality and depth of its organization and that of its parent. The Board also reviewed HSBC's investment philosophy and processes as well as brokerage, trading and soft dollar practices, noting that it was quite familiar with the investment processes and general

                           CNI CHARTER FUNDS | PAGE 83
approval of investment advisory agreements (UNAUDITED)(CONCLUDED)


--------------------------------------------------------------------------------

capabilities of the portfolio management team as a result of the Board's past reviews of the team when it was employed by CSAM.

INVESTMENT PERFORMANCE

The Board assessed the performance of the High Yield Bond Fund compared with its benchmark for the one-year period ending July 31, 2005 (noting that the HSBC portfolio management team had managed the portfolio on behalf of CSAM until April 1, 2005), and observed that for the period the Fund had underperformed its benchmark (the Citigroup High Yield Market Index). The Board noted, however, that the Fund had outperformed a selected group of 11 comparable high yield bond funds, as well as the Lipper High Yield Objective, the average of an index of comparable funds selected by Lipper Inc., for the five-year period ended June 30, 2005.

ADVISORY FEES

The Board reviewed information regarding the advisory fees to be charged by HSBC and noted that HSBC would charge the same fees as those previously charged by CSAM, which were lower than HSBC's standard fee schedule for institutional clients. CNAM pays the High Yield Bond Fund's sub-advisory fees out of CNAM's advisory fee.

The Board also considered information prepared by HSBC relating to its costs and projected profits with respect to the High Yield Bond Fund, as well as the methodologies used to determine and allocate its costs to the Fund. The Board noted that neither HSBC nor its affiliates would receive benefits other than investment advisory fees as a result of its relationship with the Fund, except the intangible benefits of the favorable publicity arising in connection with the Fund's performance.

CONCLUSION

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the HSBC Sub-Advisory Agreement represents fair and reasonable compensation in light of the nature and quality of the services to be provided by HSBC to the High Yield Bond Fund and its shareholders.

                           CNI CHARTER FUNDS | PAGE 84
additional disclosure (UNAUDITED)


--------------------------------------------------------------------------------


The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Fund's website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                           CNI CHARTER FUNDS | PAGE 85
notes


--------------------------------------------------------------------------------
notes


--------------------------------------------------------------------------------
notes


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THANK YOU for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, please call
1-888-889-0799 for a free prospectus.
Read it carefully before you invest or send money.




                                                                    LOGO OMITTED
                                                            CNI CHARTER FUNDS sm
                                                                 CNI-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $221,500          N/A               N/A               $211,500          N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                N/A               N/A               $0                N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $41,000           N/A               N/A               $46,200           N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        N/A               N/A               N/A               $0                N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A

                ---------------------------- ----------------- ----------------


(f)    Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $41,000 and $46,200 for 2005 and 2004, respectively.

(h)    Not Applicable

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds


By (Signature and Title)*                 /s/ Vern Kozlen
                                          ----------------------------
                                          Vern Kozlen, President & CEO

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vern Kozlen
                                           ----------------------------
                                           Vern Kozlen, President & CEO


Date November 28, 2005

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.